Registration No. 333-88300
Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [13]	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. [39]	☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)
     ☐ immediately upon filing pursuant to paragraph (b) of rule 485
     ☑ on (May 1, 2009) pursuant to paragraph (b) of Rule 485
     ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
     ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Offered:      The Commodore Helmsman® Individual Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B®
The Commodore Helmsman®
File No. 333-88300
Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page

2. Definitions	Definitions; Glossary of Financial Terms
(definitions used in specific sections of the
prospectus are defined in those sections)

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information

(a) Condensed financial information	Condensed Financial Information; Appendix A

(b) Financial statements	Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company®

(b) Registrant	The Separate Account

(c) Portfolio company	The Portfolios; Appendix B

(d) Prospectus	The Portfolios

(e) Voting	Voting Rights

(f) Administrator	Not Applicable

6. Deductions and Expenses

(a) Deductions	Charges and Deductions

(b) Sales load	Not Applicable

(c) Special purchase plans	Charges and Deductions

(d) Commissions	Distribution of Variable Annuity Contracts

(e) Portfolio company expenses	Expense Tables; Expenses of the Portfolios

(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts

(a) Persons with rights	Persons with Rights Under a Contract; Voting Rights

(b) (i) Allocations of premium payments	Purchase Payments and Allocation to Investment Options

(ii) Transfers	Transfers

Form N-4 Part A Item No.	Heading in Prospectus
(iii) Exchanges	Not Applicable

(c) Changes in contracts or operations	Additions or Substitutions

(d) Inquiries	How Do I Contact the Company?

(e) Frequent transfer risks	Restrictions on Transfer; Disruptive Trading,
Market Timing and Frequent Transfers; Appendix C

8. Annuity Period	Annuity Benefit

9. Death Benefit	Death Benefit

10. Purchases and Contract Values

(a) Purchases	Purchase Payments and Allocations to Investment
Options; Account Value; Glossary of Financial Terms

(b) Valuation	Account Value; Definitions; Glossary of Financial
Terms; Charges and Deductions

(c) Daily calculation	Account Value; Accumulation Units; Definitions;
Glossary of Financial Terms

(d) Underwriter	Distribution of Variable Annuity Contracts

11. Redemptions

(a) Redemptions	Withdrawals and Surrenders

(b) Texas Optional Retirement Program	Texas Optional Retirement Program

(c) Check delay	Withdrawals and Surrenders

(d) Involuntary redemption	Termination

(e) Free look	Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Legal Proceedings

14. Table of Contents for Statement of	Statement of Additional Information
Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) General Information and History

18. Services

2

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	Not Applicable

(c) Custodian	Not Applicable

Independent auditors	(SAI) Experts

(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered

(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts

(b) Sales load	Not Applicable

(c) Frequent transfer arrangements	(Prospectus) Restrictions on Transfer;
Disruptive Trading, Market Timing and
Frequent Transfers; Appendix C

20. Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

21. Calculation of Performance Data

(a) Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

(b) Other subaccounts	(SAI) Average Annual Total Return
Calculation; Cumulative Total Return
Calculation; Standardized Average Annual
Total Return Data; Non Standardized
Average Annual Total Return Data

22. Annuity Payments	(Prospectus) Fixed Dollar Benefit;
Variable Dollar Benefit; (SAI) Benefits
Units-Transfer Formulas

23. Financial Statements	(SAI) Financial Statements
Form N-4 Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2009
This prospectus describes individual flexible premium deferred annuity contracts (the “Contracts”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). The Contracts currently offer 48 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

AIM Variable Insurance Funds	Janus Aspen Series
-Capital Development Fund-Series II Shares	-Balanced Portfolio-Service Shares
-Core Equity Fund-Series I Shares	-Enterprise Portfolio-Service Shares
-Financial Services Fund-Series I Shares	(formerly Mid Cap Growth)
-Global Health Care Fund -Series I Shares	-Janus Aspen INTECH Risk-Managed Core Portfolio-Service Shares
-Government Securities Fund-Series II Shares	-Janus Portfolio-Service Shares -Service Shares
-Mid Cap Core Equity Fund-Series II Shares	(formerly Janus Aspen Large Cap Growth)
-Small Cap Equity Fund-Series I Shares	-Overseas Portfolio-Service Shares
-Utilities Fund-Series II	(formerly International Growth)

American Century Variable Portfolios	Neuberger Berman Advisers Management Trust
-Large Company Value Fund-Class II	-Guardian Portfolio-Class S
-Mid Cap Value Fund-Class II	-Small-Cap Growth Portfolio-Class S
-Ultra® Fund-Class II
-Vista SM Fund-Class I	Oppenheimer Variable Account Funds
-Capital Appreciation Fund-Service Shares
Calamos®Advisors Trust	-Global Securities Fund-Service Shares
-Growth and Income Portfolio	-Main Street Fund®-Service Shares
-Main Street Small Cap Fund-Service Shares
Davis Variable Account Fund, Inc.
-Value Portfolio	PIMCO Variable Insurance Trust
-High Yield Portfolio-Administrative Class
Dreyfus Investment Portfolios	-Real Return Portfolio-Administrative Class
-MidCap Stock Portfolio-Service Shares	-Total Return Portfolio-Administrative Class
-Technology Growth Portfolio-Initial Shares
Rydex Variable Trust
The Dreyfus Socially Responsible Growth Fund, Inc.-SS	-All-Cap Opportunity Fund (formerly Sector Rotation Fund)

Dreyfus Stock Index Fund, Inc.-Service Shares	Van Kampen-The Universal Institutional Funds, Inc.
-Core Plus Fixed Income Portfolio-Class I
Dreyfus Variable Investment Funds	-Mid-Cap Growth Portfolio-Class I
-Appreciation Portfolio-Service Shares	-U.S. Mid Cap Value Portfolio-Class I
-Money Market Portfolio	-U.S. Real Estate Portfolio-Class I
-Value Portfolio-Class I
Financial Investors Variable Insurance Trust
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	Wilshire Variable Insurance Trust
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	-2015 ETF Fund (formerly 2015 Moderate Fund)
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II	-2025 ETF Fund (formerly 2025 Moderate Fund)
-Ibbotson Income /Growth ETF Asset Allocation Portfolio-Class II	-2035 ETF Fund (formerly 2035 Moderate Fund)

Franklin Templeton Variable Insurance Products Trust
-Templeton Foreign Securities Fund-Class 2

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer 3 fixed investment options:
•	Fixed Accumulation Account

•	Three-Year Guaranteed Interest Rate Option

•	Seven-Year Guaranteed Interest Rate Option
This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2009 contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (“SEC”). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC’s web site: http://www.sec.gov. The registration number is 333-88300. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are Not FDIC or NCUSIF Insured

•	The Contracts are Obligations of the Company and Not of the Bank or Credit Union

•	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts

•	The Contracts Involve Investment Risk and May Lose Value
Right to Cancel
You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.
Overview
A brief overview of the Contracts is included on pages 6-7 of this prospectus.

v

[This page intentionally left blank.]

DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the sections of this prospectus where they are primarily used.
Account Value
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.
Accumulation Unit
A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.
Annuity Commencement Date
The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.
Benefit Payment Period
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar payment during the Benefit Payment Period.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period. See the Calculation of Benefit Payments and the Glossary of Financial Terms section of this prospectus for an explanation of how Benefit Unit Values are calculated.
Death Benefit Valuation Date
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Net Asset Value
The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.
Owner
For purposes of this prospectus, references to Owner mean the owner of an individual annuity contract.
Valuation Date
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.
Additional Definitions
➢	The words “we” “us” and “our” in this prospectus refer to the Company.

➢	The words “you” and “your” in this prospectus refer to the Owner as defined above.
Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us and

•	on our form or in a manner satisfactory to us and

•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
We cannot process information or a request until we have received your instructions in “good order” at our Administrative Offices. “Good Order” means the actual receipt by us of a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.
Contract Owner Transaction Expenses

	Current		Maximum
Contingent Deferred Sales Charge (as a percentage of purchase payments only)	7.00%		7.00%
Transfer Fee	$25	*	$30
*This fee currently applies to transfers in excess of 12 in any Contract Year
Annual Automatic Program Transfer Fee	None		$30
Annual Systematic Withdrawal Fee	None		$30

Current Loan Interest Spread**	3.00%

**	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Maintenance Fee

Annual Contract Maintenance Fee	$30
If you surrender your Contract, we will apply the contract maintenance fee at that time.
Separate Account Annual Expenses
(as a percentage of the average value of the Owner’s interest in the Subaccounts)

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%

Total Separate Account Annual Expenses	1.40%

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, acquired fund fees and other expenses)

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.53%	2.74%
After contractual fee reductions and/or expense reimbursements	0.53%	1.60%

*	Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. The shortest period will end on April 30, 2010 and the longest period will end on December 31, 2012.

The information about Portfolio expenses that the Company used to prepare this table was provided to the Company by the Portfolios. The Company has not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2008, except as noted below. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust (Ibbotson portfolios) and the Wilshire Variable Insurance Trust (Wilshire portfolios) are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before and after fee reductions and/or expense reimbursements are the expenses of the Wilshire 2035 ETF Fund. The adviser to this Wilshire Fund has contractually agreed to waive fees and/or reimburse expenses through December 31, 2010, so that the total annual operating expenses for the Wilshire Fund, excluding the fees and expenses of the Acquired Fund, will not exceed 0.60% (“expense limitation”). Prior to December 22, 2008, the expense limitation was 0.50%. The Wilshire Fund, for a period not to exceed three years from commencement of operations, will repay its adviser any expenses in excess of the expense limitation, provided the Wilshire Fund is able to effect such reimbursement and remain in compliance with the expense limitation.

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table above), the annual contract maintenance fee and the Separate Account annual expenses (described in the second table above), and Portfolio operating expenses (described in the third table above). Your actual costs may be higher or lower than the costs shown in the examples.
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
          (1) If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,151	$2,128	$3,014	$5,782
After reimbursement	$1,038	$1,781	$2,421	$4,522
          (2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Before reimbursement	$451	$1,428	$2,514	$5,782
After reimbursement	$338	$1,081	$1,921	$4,522
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The minimum Portfolio expenses (0.53%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
          (1) If you surrender your Contract at the end of the indicated period:

1 year	3 years	5 years	10 years
$930	$1,440	$1,827	$3,188
          (2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

1 year	3 years	5 years	10 years
$230	$740	$1,327	$3,188

FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. This information includes the following information for the standard Contracts and the enhanced Contracts:

•	year-end accumulation unit values for each Subaccount from the end of the year of inception to December 31, 2008; and

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
OVERVIEW
What is the Separate Account?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.
What Are the Contracts?
The Contracts are individual deferred variable annuities, which are insurance products. The Contracts are sold with a fee structure that is described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.
What Benefits Are Available under the Contract?

Annuity Benefit	When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

Death Benefit	A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.
What Are the Risks Related to the Contract?
The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. We may not be able to pay claims related to the annuity or death benefits. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within ten days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases to 0% after seven years from the date of receipt of each purchase payment. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the withdrawal or surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted prior to age 591/2 if the Contract is issued with a tax sheltered annuity endorsement or an employer plan endorsement.
What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
•	a transfer fee for certain transfers among investment options;

•	an annual contract maintenance fee;

•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

•	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2008 are described in the prospectuses and SAIs for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.gafri.com.

THE PORTFOLIOS
Portfolios
The Separate Account currently is divided into 48 Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio.
You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.
There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios.
All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
AIM Variable Insurance Funds
Capital Development Fund	Invesco Aim Advisors, Inc.
Series II Shares	Mid cap growth
Core Equity Fund	Invesco Aim Advisors, Inc.
Series I Shares	Large cap blend
Financial Services Fund	Invesco Aim Advisors, Inc.
Series I Shares	Sector
Global Health Care Fund	Invesco Aim Advisors, Inc.
Series I Shares	Sector
Government Securities Fund	Invesco Aim Advisors, Inc.
Series II Shares	Equity fund
Mid Cap Core Equity Fund	Invesco Aim Advisors, Inc.
Series II Shares	Mid cap growth
Small Cap Growth Fund	Invesco Aim Advisors, Inc.
Series I Shares	Small cap growth
Utilities Fund	Invesco Aim Advisors, Inc.
Series II Shares	Sector

American Century Variable Portfolios, Inc.

Large Company Value Fund	American Century Investment Management, Inc.
Class II Shares	Large cap value
Mid Cap Value Fund	American Century Investment Management, Inc.
Class II Shares	Mid cap value
Ultra® Fund	American Century Investment Management, Inc.
Class II Shares	Large cap growth
VistaSM Fund	American Century Investment Management, Inc.
Class I Shares	Mid cap growth

Portfolio	Adviser and Type of Fund
Calamos® Advisors Trust

Growth and Income Portfolio	Calamos Advisors LLC
Convertibles

Davis Variable Account Fund, Inc.

Value Portfolio	Davis Selected Advisers, L.P.
Sub-Adviser—Davis Selected Advisers-NY, Inc.
Large cap blend

Dreyfus Portfolios

Dreyfus Investment Portfolios	The Dreyfus Corporation
Mid-Cap Stock Portfolio – Service Shares	Mid cap blend
Dreyfus Investment Portfolios	The Dreyfus Corporation
Technology Growth Portfolio – Initial Shares	Sector
The Dreyfus Socially Responsible	The Dreyfus Corporation
Growth Fund, Inc. – Services Shares	Large cap growth
Dreyfus Stock Index Fund, Inc.	The Dreyfus Corporation
Service Shares	Index Manager — Mellon Equity Associates (an affiliate of Dreyfus)
Large cap blend
Dreyfus Variable Investment Fund	The Dreyfus Corporation
Appreciation Portfolio – Service Shares	Sub-Adviser — Fayez Sarofim & Co.
Large cap blend
Dreyfus Variable Investment Fund	The Dreyfus Corporation
Money Market Portfolio	Money market

DWS Investments VIT Funds

Small Cap Index VIP	Deutsche Asset Management, Inc.
Class A	Sub-Adviser—Northern Trust
Investments, N.A.
Small cap blend

Financial Investors Variable Insurance Trust

Ibbotson Balanced ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Income and Growth ETF Asset Allocation	ALPS Advisers, Inc.
Portfolio	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund Class 2	Advisor—Templeton Investment Counsel, LLC
Sub-Advisor—Franklin Templeton
Investment Management Limited Foreign large cap value

Portfolio	Adviser and Type of Fund
Janus Aspen Series

Balanced Portfolio	Janus Capital Management LLC
Service Shares	Balanced
Enterprise Portfolio (formerly Mid Cap Growth Portfolio)	Janus Capital Management LLC
Service Shares	Mid cap growth
Janus Aspen INTECH Risk Managed Core Portfolio	Janus Capital Management LLC
Service Shares	Equity fund
Janus Portfolio (formerly Large Cap Growth Portfolio)	Janus Capital Management LLC
Service Shares	Large cap growth
Overseas Portfolio (formerly International Growth Portfolio)	Janus Capital Management LLC
Service Shares	Foreign large cap growth

Neuberger Berman Advisors Management Trust

Guardian Portfolio	Advisor—Neuberger Berman Management Inc.
Class S	Sub-Advisor—Neuberger Berman, LLC Equity fund
Small-Cap Growth Portfolio	Advisor—Neuberger Berman Management Inc.
Class S	Sub-Advisor—Neuberger Berman, LLC Equity fund

Oppenheimer Variable Account Funds

Capital Appreciation Fund	Oppenheimer Funds
Service Shares	Large cap growth
Global Securities Fund	Oppenheimer Funds
Service Shares	Equity fund
Main Street Fund®	Oppenheimer Funds
Service Shares	Large cap blend
Main Street Small Cap FundService Shares	Oppenheimer Funds
Small cap blend

PIMCO Variable Insurance Trust

High Yield Portfolio	Pacific Investment Management Company LLC
Administrative Class	Bond
Real Return Portfolio	Pacific Investment Management Company LLC
Administrative Class	Inflation-indexed bond
Total Return Portfolio	Pacific Investment Management Company LLC
Administrative Class	Intermediate term bond

Rydex Variable Trust

All-Cap Opportunity Fund	Rydex Investments
Sector

Van Kampen—The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio	Van Kampen(1)
Class I	Intermediate term bond
Mid Cap Growth Portfolio	Van Kampen(1)
Class I	Mid cap growth
U.S. Mid Cap Value Portfolio	Van Kampen(1)
Class I	Mid cap value
U.S. Real Estate Portfolio	Van Kampen(1)
Class I	Specialty real estate

Portfolio	Adviser and Type of Fund
Value Portfolio	Van Kampen(1)
Class I	Large cap value

Wilshire

2015 ETF Fund (formerly 2015 Moderate Fund)	Wilshire Associates Incorporated
Target maturity
2025 ETF Fund (formerly 2025 Moderate Fund)	Wilshire Associates Incorporated
Target maturity
2035 ETF Fund (formerly 2035 Moderate Fund)	Wilshire Associates Incorporated
Target maturity

(1)	Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.
The Dreyfus Variable Investment Fund Money Market Portfolio has entered into a Guarantee Agreement with the United States Department of Treasury, which permits it to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds. As a result, under certain circumstances, the Portfolio could suspend redemption of its shares, which in turn could impact withdrawals, surrenders and other transactions in the corresponding Subaccount.
Additions or Substitutions of Portfolios
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio. In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by the Company, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitutions from the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. We will also notify you before we make a substitution.
If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.
Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3	4	5	6	7 or more

CDSC as a percentage of purchase payment withdrawn or surrendered	7%	7%	7%	6%	5%	4%	2%	0%

When Assessed	On surrender or withdrawal of purchase payments during the Accumulation Period.

Assessed Against What	Purchase payments only, not earnings. See the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of purchase payments and earnings.

Waivers	• Free withdrawal privilege. See the Surrender and Withdrawals section for information.

• In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•    If the Contract is issued with a tax sheltered annuity endorsement: (i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

• Long term care waiver rider. See the Surrender and Withdrawals section for information.

• If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

• If the spouse (or your civil union partner in applicable states) becomes Successor Owner. See the Account Value section for information.

• Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When Assessed	During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Assessed Against What	Amounts invested in the Subaccounts and Fixed Account options. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

Waivers	• During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due.

• During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

• If the Contract is issued with a tax sheltered annuity endorsement.

• in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

• During the Benefit Payment Period where required to satisfy state law.
Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.
Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.
Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrender or withdrawals, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified

Minimum initial purchase payment	$2,000	$10,000
Minimum monthly payment under periodic payment program	$ 50	Not Applicable
Minimum additional payments	$ 50	$ 100
Maximum single purchase payment	$1,000,000*or Company approval	$1,000,000* or Company approval

*	The maximum single purchase payment is $500,000 for issue ages above age 80 or Company approval.
The Company reserves the right to increase or decrease the minimum initial purchase payment, or the minimum monthly payment, or the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application or order ticket is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket is not in good order, the Company will attempt to get the application or order ticket in good order within five business days. If the application or order ticket is not in good order at the end of this period, the Company will inform the purchaser of the reason for the delay and that the purchase payment will be returned immediately unless the purchaser specifically consents to the Company keeping the purchase payment until the application or order ticket is in good order. Once the application or order ticket is in good order, the initial purchase payment will be applied to the Owner’s account within two business days. During the right to cancel period, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner has instructed.
Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment and any related instructions are in good order. If any portion of the additional purchase payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after we receive the purchase payment and related instructions in good order.
The Company may, in its sole discretion, restrict or prohibit the credit of purchase payments to any Fixed Account option or any Subaccount from time to time on a non-discriminatory basis.
We cannot process an application form or allocation instructions until we have received the form or instructions in “good order” at our Administrative Office. “Good order” means the actual receipt by us of an application form or allocation instructions, along with all the information and other legal documentation that we require to process the form or instructions. To be in “good order,” the application form or allocation instructions must be sufficiently clear so that we do not need to exercise any discretion to process the application or the instructions.

Investment Options—Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. Interests in the Subaccounts are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for a Fixed Account option. The interest rate credited to each purchase payment to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.
The Company may, in its sole discretion, restrict or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Your Contract contains more information about the Fixed Account options, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Account options.
Fixed Account Options
The currently available Fixed Account options are:
•	Fixed Accumulation Account Option
•	Three-Year Guaranteed Interest Rate Option
•	Seven-Year Guaranteed Interest Rate Option
The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are:

Minimum allocation to any Subaccount	$ 10

Minimum allocation to Fixed Accumulation Account	$ 10

Minimum allocation to Three- or Seven-Year	$2,000

Guaranteed Interest Rate Option or any other Fixed Account guaranteed period option which may be offered	No amounts may be allocated to any guarantee period option which would extend beyond the Annuity Commencement Date.

Allocations to Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be allocated to the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Allocation during right to cancel period	No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.

Renewal of Fixed Account Guaranteed Interest Rate Options
An amount that is allocated or transferred to a Fixed Account guaranteed interest rate option will mature at the end of the guarantee period. We will notify you of the date on which the amount matures and the Fixed Account options available at that time. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date that the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, then the amount will be transferred to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.
TRANSFERS
Transfers
If allowed by the Company, in our sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.
A transfer is effective on the Valuation Date during which we receive the Written Request for transfer. We will process transfers to a Subaccount at the Accumulation Unit Value calculated after we receive the transfer request in good order.
The current restrictions on transfers for either tax-qualified or non-tax-qualified Contracts are:

Minimum transfer to any Fixed Account guarantee period option	$2,000 No amounts may be transferred to a guarantee period option which would extend beyond the Annuity Commencement Date.

Maximum transfer from Fixed Account option other than Fixed Account guaranteed period option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Transfers to Seven-Year Guaranteed Interest Rate Option	For contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Other restrictions on transfers from Fixed Account options	May not be made prior to first contract anniversary. Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.
A transfer is effective on the Valuation Date during which the Company receives the request for transfer. We will process transfers to a Subaccount at the Accumulation Unit Value calculated after we receive the transfer request in good order. The Company may, in its sole discretion, restrict or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.
Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.
Telephone, Facsimile or Internet Transfers
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
The Company will not be liable for complying with transfer instructions that the Company reasonably believes are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Transfer Restrictions Related to Active Trading Strategies
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.
Appendix C to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS
Surrender and Withdrawals
An Owner may surrender a Contract in full or take withdrawals from a Contract during the Accumulation Period. A CDSC may apply on a surrender or withdrawal. The restrictions and charges on surrender and withdrawals are:
A withdrawal or surrender is effective on the Valuation Date during which we receive the Written Request for withdrawal or surrender in good order. A withdrawal or surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in good order.

	Tax-Qualified	Non-Tax-Qualified

Minimum amount of withdrawal	$500	$500

Minimum remaining Surrender Value after withdrawal	$500	$500

Amount available for surrender or withdrawal (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)	Account Value subject to tax law and retirement plan restrictions on surrender and withdrawals	Account Value

Tax-Qualified and Non-Tax-Qualified

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for SIMPLE IRAs in the first two years)

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from purchase payments on “first-in, first-out” basis (CDSC may apply) and then from accumulated earnings (no CDSC applies)

*	The right to make withdrawals or surrender may be restricted if the Contract is issued with a tax sheltered annuity endorsement or an employer plan endorsement.
A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the withdrawal request, unless the Owner requests that the withdrawal be taken from a specific investment option. If you wish to specify the Subaccount(s) and/or Fixed Account option(s) from which you wish to make a withdrawal and the amount of the withdrawal to be taken from each specified Subaccount or Fixed Account option, you must include this information in your written request. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the written request for surrender or withdrawal in good order, and will be processed at the next Accumulation Unit Value calculated after we receive the written request in good order. Payment of the amount surrendered or withdrawn may be delayed if the amount was paid to the Company by a check that has not yet cleared. As permitted under certain state laws, payment and processing of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal. If we delay processing and payment, we will comply with applicable state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
Free Withdrawal Privilege
The Company will waive the CDSC on withdrawals of 15% or less of all purchase payments received that have not been previously withdrawn and that would otherwise still be subject to a CDSC. No Free Withdrawal Privilege is available on surrender of a Contract. The Company reserves the right to reduce the Account Value by the amount of any CDSC waived on any withdrawal(s) taken within the six months preceding a request for a surrender. This is in addition to any other applicable deductions. If the Free Withdrawal Privilege is not exercised during a contract year, it does not carry over to the next contract year.

Long-Term Care Waiver Rider
If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawals may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.
Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to make a change to any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a tax advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS
Contract Loans
The Company may make loans to Owners of a Contract that is issued with a tax sheltered annuity endorsement or a governmental 457 plan endorsement, as allowed under tax law. The Company will charge interest on these loans. The maximum rate of interest that the Company will charge will be 8% or such other higher rate than may be required by the plan administrator or an employer retirement plan that controls the Contract. Any such loans (including unpaid interest thereon) will be secured with an interest in the Contract. Loans may be taken only from the Fixed Accumulation Account. An amount equal to 110% of the loan requested must be in the Fixed Accumulation Account prior to taking the loan. If the Fixed Accumulation Account is insufficient, the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account and earn a fixed rate of interest applicable to loan collateral. If you do not designate any Subaccounts, the collateral for the loan will be moved from all the Subaccounts on a pro rata basis to the Fixed Accumulation Account. Generally we require that the collateral amount to be 110% of the outstanding loan balance. The minimum rate of interest that the Company will credit to loan collateral is 1% or any higher Fixed Account guaranteed interest rate stated in your Contract. The difference between the amount of interest the Company charges on a loan and the amount of interest the Company credits to loan collateral is called the “loan interest spread.” The current “loan interest spread” is 3%.
Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or a Fixed Account guaranteed interest rate option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
TERMINATION
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a surrender

OTHER INFORMATION AND NOTICES
Reports and Confirmations
At least once each contract year, we will mail reports of the Contracts Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.
Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.
ANNUITY BENEFIT
Annuity Benefit
An Owner may designate the Annuity Commencement Date and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract.
For non-tax qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. For tax-qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the Owner’s seventieth (70th) birthday.
The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date.
The Owner generally may select any form of settlement option currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include fixed dollar payments, variable dollar payments, or a combination of variable and fixed dollar payments. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT
Death Benefit
A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse (or your civil union partner in applicable states) becomes the Successor Owner of the Contract, the death benefit will be paid following the death of the Successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.
The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.
Death Benefit payments shall be made to the Beneficiary as payee. The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. Any payments that remain after the death of the Beneficiary would be paid to a contingent payee designated in a settlement option election made by the Owner, or if none then to a contingent payee designated by the Beneficiary, or if none then to the estate of the last payee.
Non-tax-qualified contracts also allow a Beneficiary that is a non-natural person to elect instead to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. In that case, payments under a life option would be based on the life of the person to whom the Beneficiary is obligated, and any payments that remain after the death of a payee or contingent payee would revert to the Beneficiary.
The death benefit may be paid in a lump sum, or in any form of settlement option then available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. An Owner may elect the form of payment of the death benefit at any time before his or her death. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit pro rata to a combination of variable and fixed dollar payments for a fixed period of four years.
Death Benefit Amount
The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2003, the Company sought approval from the various states for a Contract and/or endorsement with revised provisions concerning the determination of the Death Benefit Amount (the “2003 Death Benefit Endorsement”). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.
Death Benefit Amount (Version 1)
This Version 1 of the Death Benefit Amount applies to:
1)	all Contracts issued in any state after May 1, 2006; and

2)	all Contracts issued prior to May 1, 2006 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total purchase payments, reduced proportionally for withdrawals; or

3)	the lesser of (a) the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner’s 65th birthday, reduced proportionally for withdrawals taken after such value was reached, or (b) 200% of the total purchase payments, reduced proportionally for withdrawals.
The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

Death Benefit Amount (Version 2)
This Version 2 of the Death Benefit Amount applies to all Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total purchase payments, reduced proportionally for withdrawals; or

3)	the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to any owner’s 80th birthday, reduced proportionally for subsequent withdrawals.
The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.
Example of Determination of Death Benefit Amount
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.
Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction
Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	—11,111

Purchase Payments reduced for withdrawals	$88,889
Step Three: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

Step Up in Value for Successor Owner
If your spouse (or your civil union partner in applicable states) becomes the Successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit which would have been payable if your spouse (or your civil union partner in applicable states) had not become the Successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option. There is no additional charge associated with this feature.
If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.
For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a Successor Owner election, but never later than one year after the date of death of the Owner.
If your spouse (or your civil union partner in applicable states) becomes the Successor Owner of the Contract, any Contingent Deferred Sales Charge which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the Successor Owner, Contingent Deferred Sales Charges will apply as described in this Contract, to those additional purchase payments only.
Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value and generally may be calculated and paid: (1) as variable dollar payments; (2) as fixed dollar payments; or (3) as a combination of both. There is no additional charge associated with the form of Death Benefit election. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar payment may be less than the variable dollar base payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between variable dollar payments and fixed dollar payments are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after variable dollar payments have been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.
If the Contract owner is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We send the beneficiary a personalized “checkbook” for this account. The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.
The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.
The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.
In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.
•	If the death benefit is less than $5,000, we pay the death benefit with a single check payable to the beneficiary.

•	If the beneficiary is a resident of Arkansas, Colorado, Florida, Kansas, Maryland, Nevada, North Carolina or North Dakota and he or she requests that the lump sum be paid by check, we pay the death benefit with a single check payable to the beneficiary.

SETTLEMENT OPTIONS
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Income for a Fixed Period, Not to Exceed Life Expectancy: The Company will make periodic payments for a fixed period equal to the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables adopted by the Health Care Financing Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.
For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40%male) with interest at 1% per year, compounded annually.
For all other Contracts, the Company uses applicable 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 2% per year, compounded annually.

Considerations in Selecting a Settlement Option and Payment Forms
Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).
•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.
•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.
•	Fixed dollar payments will remain level for the duration of the payment period.
•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.
Additional information about fixed dollar payments, variable dollar payments, the daily investment factor, and the assumed interest rate is included in the Calculation of Benefit Payments and Glossary of Financial Terms sections of this prospectus.

THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. The Contracts also may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas Optional Retirement Program or other retirement program.
Right to Cancel
The Owner of a Contract may cancel it before midnight of the tenth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. In addition, when required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 10 days. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or your civil union partner in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.
Successor Owner: The surviving spouse (or your civil union partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or your civil union partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or your civil union partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or your civil union partner in applicable states) must make an election within one year of the Owner’s death.
Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company® which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”). GAFRI is a wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.
The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed maturity securities, equity securities and derivatives. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility and prepayment risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account.
The Company and GAA are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
THE SEPARATE ACCOUNT
The Separate Account was established by the Company on November 7, 2001 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through its registered representatives, or pays the commissions to other broker-dealers for sales made through their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract. The maximum percentage is 8.5% of the purchase payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.
Amounts paid by the Company to GAA for 2008, 2007 and 2006 were $802,498, $855,826 and $950,210, respectively, which amount includes compensation related to other contracts issued through Annuity Investors Variable Account C.
GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the Contracts (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the Contracts) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the Contracts over other financial products available in the marketplace.
In 2008, we paid $50,000 to GAA in connection with its sales conference.
In 2008, the Company made payments, ranging from $500 to $20,000, to the following selling firms in connection with conference sponsorships: Berthel Fisher& Company Financial Services, Brecek & Young Advisors, Inc., Brokers International Financial Services, LLC, Calton & Associates, Inc., Capital Financial Services, CFD Investment, Inc., Cullum & Burks Securities, Inc., First Heartland Capital, Inc., GWN Securities, Inc., H. Beck, Inc. (The Capital Financial Group), IMS Securities, Inc., Independence Capital Co., Investacorp, Inc., Investors Capital Corporation, Institutional Securities Corporation, Kovack Securities, Inc., Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Investment Planning Inc., Lombard Securities, Inc., Peak Securities / Brookstone and others, Pension Planner Securities, Inc., PlanMember Securities Corporation, Prime Capital Services, Inc., Sammons Securities Company, LLC, Sigma Financial Corporation, SWBC Investment Services, LLC, Symetra Securities, Inc., Transamerica Financial Advisors, Trustmont Financial Group, Inc., Williams Financial Group, World Choice Securities, Inc., WRP Investments, Inc.
The company had preferred status arrangements with the following selling firms: Brecek & Young Advisors, and Pension Planners. In 2008 we paid $439.12 under these arrangements.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, we aggregate all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submit one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of our variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit-Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

Nonqualified Deferred
	Tax-Qualified Contracts and Plans	Compensation Plans	Other Annuity Contracts
Plan Types	▪ IRC §401 (Pension, Profit-Sharing, 401(k))	▪ IRC §409A ▪ IRC §457 (Nongovernmental §457)	IRC §72 only
▪ IRC §403(b) (Tax-Sheltered Annuity)
▪ IRC §408 (IRA, SEP, SIMPLE IRA)
▪ IRC §408A (Roth IRA)
▪ IRC §402A (Roth TSA or Roth 401(k))
▪ IRC §457 (Governmental §457)

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.	Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans . Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a spouse beneficiary may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.
Special Rules for 2009
The Worker, Retiree, and Employer Recovery Act of 2008 suspends the minimum distribution requirement for 2009 for defined contribution pension, profit-sharing, and 401(k) plans, 403(b) tax-sheltered annuities, governmental 457(b) plans, and IRAs. However, the terms of the plan may need to be amended to allow a participant to take advantage of this suspension. This suspension may apply to required minimum distributions both during life and after death. It does not apply to the required minimum distribution for 2008 (which may be due by April 1, 2009 if the participant attained age 70 1/2 or retired during 2008). It may extend the five-year period for making payments after death, or the one-year period for beginning payments after death over the beneficiary’s life expectancy.

CALCULATION OF BENEFIT PAYMENTS
Fixed Dollar Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually. For other tax-qualified Contracts the Company uses 1983 annuity mortality tables for blended lives (60% female/40% male) with interest at 2% per year, compounded annually. For other non-tax-qualified Contracts, the Company uses 1983 annuity mortality tables for male and female lives with interest at 2% per year, compounded annually. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Variable Dollar Payments
The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company’s minimum guaranteed settlement option factors.
The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.
The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.
Each variable dollar payment is reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.
Commuted Values
After receiving benefits under a Contract for at least 5 years, the person entitled to payments may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement option elected.
Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.

GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Account Value
The value of a Contract during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of (1) the value of the Owner’s interest in the Fixed Account options as of that time; and (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawals, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Accumulation Units
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.
Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:
•	transfer from a Subaccount

•	surrender or withdrawal from a Subaccount

•	payment of a death benefit

•	application of the amounts in a Subaccount to a settlement option

•	deduction of the contract maintenance fee

•	deduction of a transfer fee
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate which is already incorporated in the calculation of variable dollar payments.

For applicable Contracts issued after May 1, 2004, the assumed daily investment factor is based on the assumed net investment rate for the Settlement Option Table that is used to fix the base payment. It generally will not be greater than 0.99997236, which is the factor based on a net investment rate of 1% per year, compounded annually, as reflected in the guaranteed Settlement Option Tables. For all other Contracts, the daily investment factor (0.99994521) is based on the assumed net investment rate of 2% per year, compounded annually, that is reflected in the Settlement Option Tables.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:
NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and
NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.
In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

PERFORMANCE INFORMATION
Performance Information
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.
Total Return Data
The Company may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge (“CDSC”) reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. “Non-standardized” total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.
Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without any optional features than for a Contract with such features. “Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods.
If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.
Other Performance Measures
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
The Company may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return;

•	illustrate investment returns by graphs, charts, or otherwise

THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The registration number for the Registration Statement is 333-88300.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
General Information and History
State Regulations
SERVICES
Safekeeping of Separate Account Assets
Records and Reports
Experts
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE INFORMATION
Money Market Subaccount Standardized Yield
Calculation Average Annual Total Return Calculation
Cumulative Total Return Calculation
Standardized Average Annual Return Data
Non-Standardized Average Annual Return Data
OTHER PERFORMANCE MEASURES
BENEFIT UNITS — TRANSFER FORMULAS
FEDERAL TAX MATTERS
Taxation of Separate Account Income
Tax Deferral on Non-Qualified Contracts
FINANCIAL STATEMENTS
Copies of the Statement of Additional Information dated May 1, 2009 are available without charge.

•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.

Annuity Investors Variable Account C
Request for Statement of Additional Information

Name:

Address:

City:

State:

Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
AIM V.I. Capital Development Fund-Series II Shares (Inception Date 8/1/2002)
9.884056	54,315.270	12/31/08
18.961204	59,838.559	12/31/07
17.397009	49,305.901	12/31/06
15.176355	9,744.322	12/31/05
14.085962	7,531.439	12/31/04
12.393289	2,822.119	12/31/03
9.305544	20.637	12/31/02
AIM V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
7.938572	26,582.853	12/31/08
11.525903	30,396.259	12/31/07
10.812798	24,249.711	12/31/06
AIM V.I. Financial Services Fund-Series I Shares (Inception Date 8/1/2002)
4.792030	18,987.858	12/31/08
11.984818	14,821.842	12/31/07
15.628052	13,322.414	12/31/06
13.611324	9,674.333	12/31/05
13.034092	7,185.229	12/31/04
12.163423	2,896.565	12/31/03
9.517996	723.758	12/31/02
AIM V.I. Global Health Care Fund-Series I Shares (Inception Date 8/1/2002)
10.733033	61,445.702	12/31/08
15.250844	82,482.904	12/31/07
13.829114	85,818.767	12/31/06
13.327383	30,012.123	12/31/05
12.497716	18,980.246	12/31/04
11.782958	8,001.299	12/31/03
9.350166	873.440	12/31/02
AIM V.I. Government Securities Fund-Series II Shares (Inception Date 8/1/2002)
12.216679	59,561.758	12/31/08
11.064895	38,847.797	12/31/07
10.577119	24,490.949	12/31/06
10.386363	19,096.109	12/31/05
10.387340	13,498.822	12/31/04
10.301240	10,429.013	12/31/03
10.349547	161.630	12/31/02
AIM V.I. Mid Cap Core Equity Fund-Series II Shares (Inception Date 8/1/2002)
12.182186	26,043.820	12/31/08
17.324473	21,909.614	12/31/07
16.079023	18,156.969	12/31/06
14.693181	12,784.322	12/31/05
13.891676	9,428.947	12/31/04
12.405251	5,141.986	12/31/03
9.900183	880.035	12/31/02
AIM V.I. Small Cap Equity Fund-Series I Shares (Inception Date 5/1/2007)
6.591393	36,897.224	12/31/08
9.732791	27,515.769	12/31/07
12.511427	4,619.128	12/31/06
10.833971	600.688	12/31/05
10.176734	9.860	12/31/04

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
AIM V.I. Utilities Fund-Series II Shares (Inception Date 8/1/2002)
13.219963	67,917.909	12/31/08
19.867972	87,867.876	12/31/07
16.747843	78,449.100	12/31/06
13.560705	12,876.573	12/31/05
11.799746	3,448.464	12/31/04
11.673106	809.087	12/31/03
9.952005	160.179	12/31/02
American Century VP Large Company Value Fund-Class II Shares (Inception Date 12/1/2004)
7.646966	44,537.203	12/31/08
12.393735	66,250.868	12/31/07
12.742340	24,716.142	12/31/06
10.788646	3,344.811	12/31/05
10.362008	9.860	12/31/04
American Century VP Mid Cap Value Fund-Class II Shares (Inception Date 12/1/2004)
9.634492	16,185.293	12/31/08
12.944432	15,275.580	12/31/07
13.455651	10,031.498	12/31/06
11.350424	6,503.783	12/31/05
10.530944	11.390	12/31/04
American Century VP Ultra ® Fund-Class II Shares (Inception Date 12/1/2004)
6.813422	12,424.308	12/31/08
11.842813	4,484.021	12/31/07
9.940157	3,977.971	12/31/06
10.434491	2,506.898	12/31/05
10.377323	9.850	12/31/04
American Century VP Vista SM Fund -Class I Shares (Inception Date 12/1/2004)
8.319404	54,891.436	12/31/08
16.424171	36,829.210	12/31/07
11.918299	22,257.474	12/31/06
11.088360	1,985.344	12/31/05
10.399373	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
7.007788	145,392.620	12/31/08
10.412111	11,798.204	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
5.845926	30,810.624	12/31/08
9.935864	3,077.896	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
5.459428	2,968.137	12/31/08
9.297957	1,045.893	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
7.008211	20,430.238	12/31/08
12.085181	19,936.665	12/31/07
10.684409	15,079.007	12/31/06
10.388053	497.463	12/31/05
10.151024	0.000	12/31/04

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 8/1/2002)
9.104033	39,281.915	12/31/08
14.115350	34,546.475	12/31/07
13.318763	26,560.304	12/31/06
12.396866	15,657.483	12/31/05
12.164604	7,235.683	12/31/04
11.645424	1,981.213	12/31/03
9.390119	560.157	12/31/02
Dreyfus Stock Index Fund, Inc.-Service Shares (Inception Date 8/1/2002)
9.918736	547,488.568	12/31/08
16.050344	683,487.148	12/31/07
15.505594	588,608.021	12/31/06
13.649522	534,136.515	12/31/05
13.255133	400,650.452	12/31/04
12.181740	185,677.680	12/31/03
9.646019	2,758.163	12/31/02
Dreyfus VIF Appreciation Portfolio-Service Shares (Inception Date 8/1/2002)
10.058744	38,541.297	12/31/08
14.516747	38,008.940	12/31/07
13.779847	33,183.896	12/31/06
12.025882	29,869.988	12/31/05
11.713889	27,280.049	12/31/04
11.336144	18,453.983	12/31/03
9.513308	2,001.150	12/31/02
Dreyfus VIF Money Market Portfolio (Inception Date 8/1/2002)
1.073155	1,277,485.122	12/31/08
1.062268	205,259.591	12/31/07
1.028959	140,143.138	12/31/06
0.998347	116,327.670	12/31/05
0.986328	214,563.135	12/31/04
0.992455	179,328.613	12/31/03
0.999409	531.650	12/31/02
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
7.558919	41,708.017	12/31/08
10.093988	1,909.379	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.572516	5,606.231	12/31/08
10.331779	1,374.395	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
6.738875	28,155.311	12/31/08
9.994910	11,716.344	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.526582	14,017.897	12/31/08
10.193054	6,469.193	12/31/07
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 8/1/2002)
12.321008	130,479.184	12/31/08
14.887467	131,992.277	12/31/07
13.691550	116,859.761	12/31/06
12.575656	102,587.598	12/31/05
11.846272	71,391.016	12/31/04
11.094077	41,791.322	12/31/03
9.891881	3,946.607	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Janus Aspen Enterprise Portfolio-Service Shares (formerly Mid Cap Growth) (Inception Date 8/1/2002)
12.556396	18,517.478	12/31/08
22.684432	20,941.698	12/31/07
18.899114	13,105.638	12/31/06
16.916034	8,733.851	12/31/05
15.313707	5,249.290	12/31/04
12.891285	3,210.704	12/31/03
9.699616	39.899	12/31/02
Janus Aspen INTECH Risk-Managed Core Portfolio-Service Shares (Inception Date 12/1/2004)
8.059097	11,190.546	12/31/08
12.820413	8,397.567	12/31/07
12.252057	6,411.530	12/31/06
11.217559	4,637.372	12/31/05
10.257083	9.910	12/31/04
Janus Aspen Overseas Portfolio-Service Shares (formerly International Growth) (Inception Date 12/1/2004)
11.674613	106,914.106	12/31/08
24.787670	78,181.296	12/31/07
19.638980	34,502.644	12/31/06
13.583222	4,042.915	12/31/05
10.440624	0.940	12/31/04
Janus Portfolio-Service Shares (formerly Large Cap Growth) (Inception Date 8/1/2002)
9.541464	45,260.377	12/31/08
16.093765	34,266.825	12/31/07
14.219388	26,926.954	12/31/06
12.976116	18,826.052	12/31/05
12.652132	10,812.813	12/31/04
12.313993	4,608.343	12/31/03
9.495808	1,119.714	12/31/02
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 8/1/2002)
10.831140	89,856.814	12/31/08
17.538603	45,475.317	12/31/07
16.603619	36,583.825	12/31/06
14.899168	16,277.456	12/31/05
13.971622	7,813.723	12/31/04
12.262935	1,597.413	12/31/03
9.463727	82.118	12/31/02
Neuberger Berman AMT Small-Cap Growth Portfolio-Class S (Inception Date 8/1/2002)
8.364074	17,835.756	12/31/08
14.016051	15,272.339	12/31/07
14.143428	13,233.721	12/31/06
13.628047	11,682.383	12/31/05
13.431931	6,767.693	12/31/04
12.176094	3,161.583	12/31/03
9.872126	359.457	12/31/02
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 8/1/2002)
8.787743	36,652.495	12/31/08
16.403071	31,444.936	12/31/07
14.612162	27,015.172	12/31/06
13.761888	27,584.174	12/31/05
13.309588	16,353.615	12/31/04
12.660665	4,492.715	12/31/03
9.823242	148.717	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Oppenheimer Global Securities Fund/VA-Service Shares (Inception Date 8/1/2002)
12.422191	53,864.050	12/31/08
21.115403	50,707.428	12/31/07
20.189203	43,587.810	12/31/06
17.445602	23,060.748	12/31/05
15.511618	12,682.808	12/31/04
13.233117	4,319.900	12/31/03
9.392389	1,238.596	12/31/02
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 12/1/2004)
7.586030	66,250.322	12/31/08
12.536531	54,341.218	12/31/07
12.208666	29,384.725	12/31/06
10.789249	15,088.205	12/31/05
10.347969	190.441	12/31/04
Oppenheimer Main Street Small Cap Fund/VA-Service Shares (Inception Date 8/1/2002)
11.568875	76,652.274	12/31/08
18.926901	66,017.342	12/31/07
19.468156	48,567.463	12/31/06
17.219550	30,309.279	12/31/05
15.917104	17,182.645	12/31/04
13.544731	3,814.568	12/31/03
9.521600	320.355	12/31/02
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 8/1/2002)
12.164139	33,550.286	12/31/08
16.136017	54,031.426	12/31/07
15.811034	52,762.918	12/31/06
14.696796	42,210.941	12/31/05
14.314467	30,938.324	12/31/04
13.250170	5,366.862	12/31/03
10.931205	272.892	12/31/02
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 8/1/2002)
12.311596	184,263.092	12/31/08
13.434606	213,649.597	12/31/07
12.313079	274,255.690	12/31/06
12.398743	326,635.119	12/31/05
12.315751	212,435.756	12/31/04
11.465923	113,684.075	12/31/03
10.680681	3,424.300	12/31/02
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 8/1/2002)
12.860112	207,805.401	12/31/08
12.445605	215,400.944	12/31/07
11.606305	71,007.383	12/31/06
11.334234	66,923.627	12/31/05
11.219548	49,236.730	12/31/04
10.847977	70,042.474	12/31/03
10.471579	6,920.654	12/31/02
Rydex VT All-Cap Opportunity Fund (formerly Sector Rotation Fund) (Inception Date 8/1/2002)
11.027126	47,768.171	12/31/08
18.872120	49,728.009	12/31/07
15.594396	21,312.472	12/31/06
14.198611	13,376.790	12/31/05
12.663409	8,231.520	12/31/04
11.600015	2,259.757	12/31/03
9.054980	122.546	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
6.280197	31,069.192	12/31/08
10.683643	38,845.493	12/31/07
Van Kampen’s UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 8/1/2002)
10.576796	35,029.732	12/31/08
11.946516	34,425.801	12/31/07
11.490517	30,807.492	12/31/06
11.234125	28,372.456	12/31/05
10.932545	20,630.284	12/31/04
10,623449	17,063.588	12/31/03
10.294722	6,974.638	12/31/02
Van Kampen’s UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
5.904344	8,167.493	12/31/08
11.249638	10,772.671	12/31/07
Van Kampen’s UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 8/1/2002)
12.305688	82,839.831	12/31/07
21.258576	119,378.348	12/31/07
19.993732	115,346.825	12/31/06
16.799573	21,983.706	12/31/05
15.170153	15,429.105	12/31/04
13.426070	9,541.082	12/31/03
9.620494	4,062.996	12/31/02
Van Kampen’s UIF U.S. Real Estate Portfolio-Class I (Inception Date 8/1/2002)
13.630311	160,213.596	12/31/08
22.260722	279,688.729	12/31/07
27.226536	287,845.999	12/31/06
20.001940	155,657.553	12/31/05
17.330026	72,839.701	12/31/04
12.885769	24,219.165	12/31/03
9.501755	2,734.239	12/31/02
Van Kampen’s UIF Value Portfolio-Class I (Inception Date 8/1/2002)
10.527027	114,491.029	12/31/08
16.645229	203,973.007	12/31/07
17.416985	158,613.034	12/31/06
15.111238	66,896.688	12/31/05
14.656386	9,891.910	12/31/04
12.614221	3,496.288	12/31/03
9.539484	121.329	12/31/02
Wilshire 2015 ETF Fund (formerly 2015 Moderate Fund) (Inception Date 5/1/2007)
7.460428	10,551.710	12/31/08
10.007599	5,337.492	12/31/07
Wilshire 2025 ETF Fund (formerly 2025 Moderate Fund) (Inception Date 5/1/2007)
7.054421	5,436.769	12/31/08
9.970642	4,252.455	12/31/07
Wilshire 2035 ETF Fund (formerly 2035 Moderate Fund) (Inception Date 5/1/2007)
6.535932	8,503.697	12/31/08
9.921001	4,840.051	12/31/07
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2008. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

APPENDIX B: PORTFOLIOS
AIM Variable Insurance Funds
Capital Development Fund — Series II Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stocks. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Core Equity Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is growth of capital. The fund seeks to meet its objectives by investing, normally, at least 80% of its assets in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Financial Services Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is capital growth. The fund seeks to meets its objective by investing, normally, at least 80% of its assets, in equity securities of issuers engaged primarily in financial services-related industries.. The fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the financial services sector. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Global Health Care Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. The fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies believed will benefit from developments in the health care industry. The fund will normally invest in securities of companies located in at least three different countries, including the United States and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycle. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., “junk bonds”. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Government Securities Fund — Series II Shares
Advisor — Invesco Aim Advisors, Inc.; Subadvisor — Invesco Institutional (N.A.), Inc. and eight other advisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is a high level of current income consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. The principal type of fixed income securities by the fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date, mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. The fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Mid Cap Core Equity Fund — Series II Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest up to 25% of its total assets in foreign securities. The fund may invest up to 20% of its assets in equity securities of companies that have market capitalizations, at the time of purchase, in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, high quality money market instruments, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Small Cap Equity Fund-Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with the 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Utilities Fund — Series II Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objectives are capital growth and income. The fund seeks to meet its objective by investing, normally 80% of its assets in equity securities of issuers engaged primarily in utilities-related industries. The fund may invest up to 25% of its assets in securities of non-U.S. issuers doing business in the utilities-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
American Century Variable Portfolios
Large Company Value Fund - Class II Shares
Advisor — American Century Investment Management, Inc.
The fund seeks long-term capital growth. Income is a secondary objective.
Mid Cap Value Fund - Class II Shares
Advisor — American Century Investment Management, Inc.
The fund seeks long-term capital growth. Income is a secondary objective.

Ultra®Fund - Class II Shares
Advisor — American Century Investment Management, Inc.
The fund seeks long-term capital growth.
Vista SM Fund — Class I Shares
Advisor — American Century Investment Management, Inc.
The fund seeks long-term capital growth.
Calamos® Advisors Trust
Growth and Income Portfolio
Advisor — Calamos Advisors LLC
The Portfolio seeks high long-term total return through growth and current income. The Portfolio invests primarily in a diversified portfolio of convertible, equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.
Davis Variable Account Fund, Inc.
Value Portfolio
Advisor—Davis Selected Advisors, L.P.; Sub-Advisor—Davis Selected Advisors-NY, Inc.
The fund’s investment objective is long-term growth of capital. The advisor uses the Davis Investment Discipline to invest the majority of the fund’s assets in equity securities issued by large companies with market capitalization of at least $10 billion. The advisor conducts extensive research to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. It aims to invest in such businesses when they are trading at a discount to their intrinsic value.
Dreyfus Portfolios
Dreyfus Investment Portfolios MidCap Stock Portfolio — Initial Shares
Advisor — The Dreyfus Corporation
The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400). The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400, the portfolio’s benchmark, is a primary goal of the investment process. The portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts. The portfolio managers will select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative screening process. The process is driven by a proprietary quantitative model which measures more than 40 characteristics of stocks to identify and rank stocks based on: fundamental momentum; relative value; future value; long-term growth; and additional factors. Next, the portfolio managers focus on stock selection, as opposed to making proactive decisions as to industry or sector exposure, to construct the portfolio. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the S&P 400.
Dreyfus Investment Portfolios Technology Growth Portfolio — Initial Shares
Advisor — The Dreyfus Corporation
The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares & Service Shares
Advisor — The Dreyfus Corporation
The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.
Dreyfus Stock Index Fund, Inc., — Initial Shares & Service Shares
Advisor — The Dreyfus Corporation
The fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
Dreyfus Variable Investment Fund Appreciation Portfolio — Initial Shares & Service Shares
Advisor — The Dreyfus Corporation
Sub-Adviser — Fayez Sarofim & Co.
The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.
Dreyfus Variable Investment Fund Money Market Portfolio
Advisor — The Dreyfus Corporation
The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the portfolio is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the portfolio invests in a diversified portfolio of high quality, short-term debt securities, including the following: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper, and other short-term corporate and bank obligations of domestic and foreign issuers; dollar-denominated obligations issued or guaranteed by one or more foreign governments or their agencies, including obligations of supranational entities. Normally, the portfolio invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.
Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio — Class II
Advisor- ALPS Advisors, Inc.
The Portfolio seeks to provide investors with capital appreciation and some current income.
The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

Ibbotson Conservative ETF Asset Allocation Portfolio — Class II
Advisor- ALPS Advisors, Inc.
The Portfolio seeks to provide investors with current income and preservation of capital.
The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.
Ibbotson Growth ETF Asset Allocation Portfolio — Class II
Advisor- ALPS Advisors, Inc.
The Portfolio seeks to provide investors with capital appreciation.
The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase
Ibbotson Income and Growth ETF Asset Allocation Portfolio — Class II
Advisor- ALPS Advisors, Inc.
The Portfolio seeks to provide investors with current income and capital appreciation.
The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund — Class 2
Advisor — Templeton Investment Counsel, LLC
Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.
Janus Aspen Series
Balanced Portfolio — Service Shares
Advisor — Janus Capital Management LLC
This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets

Enterprise Portfolio -Service Shares (formerly Mid Cap Growth Portfolio)
Advisor — Janus Capital Management LLC
This diversified portfolio seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of December 31, 2008, they ranged from approximately $24 million to $14.9 billion. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.
Janus Aspen INTECH Risk-Managed Core Portfolio — Service Shares
Advisor — Janus Capital Management LLC
Subadvisor — Enhanced Investment Technologies, LLC (INTECH)
This diversified portfolio seeks long-term growth of capital by investing primarily in common stocks from the universe of its benchmark index, which is the S&P 500® Index. Stocks are selected for their potential contribution to the long term growth of capital, utilizing INTECH’s mathematical investment process.
Janus Portfolio — Service Shares (formerly Large Cap Growth Portfolio)
Advisor — Janus Capital Management LLC
This portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2008, the Portfolio’s weighted average market capitalization was $52.1 billion. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.
Overseas Portfolio — Service Shares (formerly International Growth Portfolio)
Advisor — Janus Capital Management LLC
This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.
Neuberger Berman Advisers Management Trust
Guardian Portfolio — Class S
Advisor — Neuberger Berman Management LLC
Sub-Advisor — Neuberger Berman, LLC
The Portfolio seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests mainly in common stocks of mid- to large-capitalization companies. The Portfolio seeks to reduce risk by investing across many different industries. The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.
The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Portfolio may change its goal without shareholder approval, although it does not currently intend to do so.

Small-Cap Growth Portfolio — Class S
Advisor — Neuberger Berman Management LLC
Sub-Advisor — Neuberger Berman, LLC
The Portfolio seeks long-term capital growth. The Portfolio manager also may consider a company’s potential for current income prior to selecting it for the Portfolio. To pursue this goal, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index will fluctuate with changes in market conditions and changes in composition of the Index. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell 2000 Index. These stocks include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The Portfolio Manager currently looks for companies with

•	strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and

•	stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

In choosing companies that the Portfolio Manager believes are likely to achieve the Portfolio’s objective, the Portfolio Manager also will consider the company’s overall business qualities. These qualities include the company’s profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio Manager will invest the fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms.
The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Portfolio may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small-capitalization companies without providing shareholders at least 60 days’ advance notice.
Oppenheimer Variable Account Funds
Capital Appreciation Fund — Service Shares
Advisor — OppenheimerFunds, Inc.
The Fund seeks capital appreciation by investing in securities of well-known, established companies.
Global Securities Fund — Service Shares
Advisor — OppenheimerFunds, Inc.
The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries, and special situations that are considered to have appreciation possibilities.
Main Street Fund® — Service Shares
Advisor — OppenheimerFunds, Inc.
The Fund seeks high total return.
Main Street Small Cap Fund — Service Shares
Advisor — OppenheimerFunds, Inc.
The Fund seeks capital appreciation.

PIMCO Variable Insurance Trust
High Yield Portfolio — Administrative Class
Advisor — Pacific Investment Management Company LLC
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.
Real Return Portfolio — Administrative Class
Advisor — Pacific Investment Management Company LLC
The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.
Total Return Portfolio — Administrative Class
Advisor — Pacific Investment Management Company LLC
The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its assets in a diversified Portfolio of Fixed Income Instruments of varying maturities. The Fund’s average portfolio duration normally varies within a three- to six-year time frame, based on the Advisor’s forecast for interest rates.
Rydex Variable Trust Fund
All-Cap Opportunity Fund (formerly Sector Rotation Fund)
Advisor — Rydex Investments
The Fund seeks long-term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, such as U.S. traded common stocks and American Depository Receipts (“ADRs”), but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

Van Kampen — The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest opportunistically in high yield securities (commonly referred to as “junk bonds”). The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may also invest may be denominated in currencies other than U.S. dollars. The Portfolio may also invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis. The Adviser may invest in asset backed securities and may use futures, options, forward contracts, collateralized mortgage obligations, swaps and other derivatives in managing the Portfolio. The Portfolio may invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.
Mid Cap Growth Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the Mid Cap Growth Portfolio is to seek long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion. The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return.
U.S. Mid Cap Value Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the U.S. Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Portfolio may purchase stocks that typically do not pay dividends. The Adviser seeks attractively valued companies experiencing a change that it believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. The Portfolio may invest up to 20% of its net assets in real estate investment trusts and up to 20% of its total assets in securities of foreign issuers. This percentage limitation on foreign securities, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may purchase and sell futures contracts for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.
U.S. Real Estate Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions. The Adviser’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Value Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign issuers, including issuers located in emerging market or developing countries. The Portfolio may also invest, without limitation, in securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may invest up to 10% of its net assets in real estate investment trusts.

(1)	Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen.

Wilshire Variable Insurance Trust
2015 ETF Fund (formerly 2015 Moderate Fund)
Advisor — Wilshire Associates Incorporated
The 2015 ETF Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2015 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2015 ETF Fund operates under a fund of funds structure. The 2015 ETF Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2015, plus or minus two to three years. The 2015 ETF Fund’s initial target allocation will be approximately 59% equity and 41% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2015, the 2015 ETF Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.
2025 ETF Fund (formerly 2015 Moderate Fund)
Advisor — Wilshire Associates Incorporated
The 2025 ETF Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2025 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2025 ETF Fund operates under a fund of funds structure. The 2025 ETF Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2025, plus or minus two to three years. The 2025 ETF Fund’s initial target allocation will be approximately 66% equity and 34% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2025, the 2025 ETF Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.
2035 ETF Fund (formerly 2015 Moderate Fund)
Advisor — Wilshire Associates Incorporated
The 2035 ETF Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2035 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2035 ETF Fund operates under a fund of funds structure. The 2035 ETF Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2035, plus or minus two to three years. The 2035 ETF Fund’s initial target allocation will be approximately 77% equity and 23% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2035, the 2035 ETF Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

APPENDIX C: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values;

•	Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.
To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract Owner notifying the Contract Owner that:

•     we have identified the Contract Owner as a person engaging in harmful trading practices; and

•     if the Contract Owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.
On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

U.S. Mail Restrictions on Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.
Other Restrictions
The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:
•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event;

•	the number of transfer events completed in the current Contract year quarter; or

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2009
Annuity Investors Life Insurance Company® (the “Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2009, for The Commodore Helmsman® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE DEATH BENEFIT, OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER, OPTIONAL ENHANCED DEATH BENEFIT RIDER OR OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY 1, 2003.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Separate Account and the Contracts, including the Subaccounts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about us, the Separate Account and the Contracts at the SEC’s website: http://www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus and this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The contracts are not FDIC or NCUSIF insured.

▪	The contracts are obligations of the Company and not of the bank or credit union.

▪	The bank or credit union does not guarantee the Company’s obligations under the contracts.

▪	The contracts involve investment risk and may lose value.

1

SECTIONS OF PROSPECTUS REPLACED IN THEIR ENTIRETY
The “What Other Charges And Deductions Apply To The Contract?” subsection of the “OVERVIEW” section of the Prospectus is deleted, and is replaced in its entirety by the following:
What Other Charges And Deductions Apply To The Contract?
Other than the CDSC, we will charge the fees and charges listed below unless we waive the fee or charge as discussed in the Charges and Deductions section of this prospectus:
▪	a transfer fee for certain transfers among investment options;

▪	an annual contract maintenance fee;

▪	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

▪	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts;

▪	charges for any optional riders or endorsements you select; and

▪	premium taxes in some states (where taxes apply, they may never be waived).
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ending December 31, 2008 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.
The “Separate Account Annual Expenses” subsection of the “EXPENSE TABLES” section of the Prospectus is deleted, and is replaced in its entirety by the following:
Separate Account Annual Expenses
(As a percentage of the average value of the your interest in the Subaccounts)

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Separate Account Annual Expenses Without Optional Riders Or Endorsements (Lowest Possible Charges)	1.40%
Optional Guaranteed Minimum Income Benefit Endorsement Charge	0.30%
Optional Enhanced Death Benefit Rider Charge (Issued to Owners Age 70 and Younger)	0.10%
Optional Enhanced Death Benefit Rider Charge (Issued to Owners Over Age 70 and Under Age 79)	0.25%
Optional Earnings Enhancement Benefit Rider Charge	0.30%
Total Separate Account Annual Expenses With All Optional Riders And Endorsements (Highest Possible Charges*)	2.25%

*	Assumes Owner is over Age 70 and therefore has the higher of the Optional Enhanced Death Benefit Rider Charges. Only one Death Benefit Rider will be issued with any Contract.
The “Examples” subsection of the “EXPENSE TABLES” section of the prospectus is deleted, and is replaced in its entirety by the following:

2

Examples
Example 1 — Highest Possible Charges. The first example assumes you invest $10,000 in a Contract with all optional riders and endorsements (the highest possible charges), for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum (2.74%) or the minimum (0.53%) fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$1,235	$2,381	$3,437	$6,637
Minimum	$1,015	$1,710	$2,298	$4,251
(2)	If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$535	$1,681	$2,937	$6,637
Minimum	$315	$1,010	$1,798	$4,251
(3)	If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	$535	$1,681	$2,937	$6,637
Minimum	$315	$1,010	$1,798	$4,251
Example 2 — Lowest Possible Charges. The next example assumes you invest $10,000 in a Contract with no optional riders or endorsements (the lowest possible charges), for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum (2.74%) or the minimum (0.53%) fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$1,151	$2,128	$3,014	$5,782
Minimum	$930	$1,440	$1,827	$3,188
(2)	If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$451	$1,428	$2,514	$5,782
Minimum	$230	$740	$1,327	$3,188
(3)	If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	$451	$1,428	$2,514	$5,782
Minimum	$230	$740	$1,327	$3,188

3

FINANCIAL INFORMATION
See “APPENDIX A: CONDENSED FINANCIAL INFORMATION” section of this Supplemental Prospectus for additional financial information related to these optional riders if you owned your Contract prior to May 1, 2003.

4

The “CHARGES AND DEDUCTIONS” section of the Prospectus is deleted, and is replaced in its entirety by the following:
CHARGES AND DEDUCTIONS
There are two types of charges and deductions by us. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the Contingent Deferred Sales Charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge, the administration charge, and the charges for any optional riders or endorsements you select.
Except as described below, we will never charge more to a Contract than the fees and charges described even if our actual expenses exceed the total fees and charges collected. If the fees and charges collected by us exceed the actual expenses it incurs, the excess will be profit to us and will not be returned to you.
We reserve the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in our discretion, we determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for surrender received	0	1	2	3	4	5	6	7 or more

CDSC as a percentage of purchase payment surrendered	7%	7%	7%	6%	5%	4%	2%	0%

When Assessed	On partial or full surrenders of purchase payments during the Accumulation Period.

Assessed Against What	Purchase payments only, not earnings. See the Surrenders section of this prospectus for information on order of withdrawal of purchase payments and earnings.

Waivers	▪ Free withdrawal privilege. See the Surrenders section for information.

▪ In our discretion where we incur reduced sales and servicing expenses.

▪      If the Contract is issued with a tax sheltered annuity endorsement: (i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

▪ Long term care waiver rider. See the Surrenders section for information.

▪ If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

▪ If the spouse becomes successor Owner. See the Account Value section for information.

▪ Where required to satisfy state law.

5

Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year

When Assessed	During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Assessed Against What	Amounts invested in the Subaccounts and Fixed Account options. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

Waivers	▪ During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due.

▪ During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

▪ If the Contract is issued with a tax sheltered annuity endorsement.

▪ In our discretion where we incur reduced sales and servicing expenses.

▪ During the Benefit Payment Period where required to satisfy state law.

Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. We reserve the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio re-balancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. We reserve the right to eliminate this waiver at any time.

Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	May be waived or reduced in our discretion where we incur reduced sales and servicing expenses.

6

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from our obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by us is the risk that our actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

Optional Guaranteed Minimum Income Benefit Endorsement Charge

Purpose of Charge	Compensation for bearing certain risks under the Contract. These risks arise from our obligation under this Endorsement to allow you to base Annuity Benefit Payments on the GMIB Annuity Benefit Value if they so choose, which may result in a larger Annuity Benefit Payment than that otherwise payable under the Contract.

Amount of Charge	Daily charge equal to 0.000823% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When Assessed	During the Accumulation Period.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

Optional Enhanced Death Benefit Rider Charge

Purpose of Charge	Compensation for bearing mortality risks under this Rider. These increased risks arise from our obligation to pay an Enhanced Death Benefit Amount which may exceed the Death Benefit Amount otherwise payable under the Contract.

Amount of Charge	Daily charge equal to 0.000274% of the daily Net Asset Value for each Subaccount if issued to an Owner age 70 or younger, or 0.000686% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 70 but under age 79. These daily charges correspond to an effective annual rate of 0.10% or 0.25%, respectively.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

Optional Earnings Enhancement Benefit Rider Charge

Purpose of Charge	Compensation for bearing certain risks under this Rider. These risks arise from our obligation to pay an increased Death Benefit Amount (or an increased Enhanced Death Benefit Amount, if applicable), when a Death Benefit becomes payable as a result of an Owner’s death.

Amount of Charge	Daily charge equal to 0.000823% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When Assessed	During the Accumulation Period.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

7

Premium Taxes
Certain state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. We will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when we incur a tax liability under state law.
Discretionary Waivers Of Charges
We will look at the following factors to determine if we will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, which could result in reduced sales and servicing expenses. In no event will we waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses which are described in the prospectus and SAI for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
The “Accumulation Units,” “Stepped-Up Account Value for Successor Owner,” “Limitation On Allocations to Fixed Account Options,” and “Principal Guarantee Program” subsections of the “ACCUMULATION PERIOD” section of the Prospectus are deleted, and are replaced in their entirety by the following:
Accumulation Units
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by us, or as of the end of the Valuation Period in which the transfer is made.
Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:
▪	transfer from a Subaccount

▪	full or partial surrender from a Subaccount

▪	payment of a death benefit

▪	application of the amounts in a Subaccount to a settlement option

▪	deduction of the contract maintenance fee

▪	deduction of a transfer fee

▪	deduction of charges for certain optional riders or endorsements
Stepped-Up Account Value for Successor Owner
If the surviving spouse of a deceased Owner becomes a successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments made by the successor Owner after that date.
For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. The election to become successor Owner must be made within one year of the date of the Owner’s death.

8

Limitation on Allocations to Fixed Account Options
Benefits under the optional Guaranteed Minimum Income Benefit Endorsement, if elected, will be adversely affected if on the last Valuation Date of any calendar quarter after the first Contract Year the Fixed Account Value exceeds thirty percent (30%) of the total Account Value. Please refer to the Optional Guaranteed Minimum Income Benefit Endorsement section of this prospectus for additional information.
Principal Guarantee Program
An Owner may elect to have us allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). We determine the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is not available if the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement.

9

The “BENEFIT PAYMENT PERIOD” section of the Prospectus is deleted, and is replaced in its entirety by the following:
BENEFIT PAYMENT PERIOD
Annuity Benefit
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract. The first day of the Benefit Payment Period in which annuity payments are made is generally referred to as the “Annuity Commencement Date.” If the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement (the “GMIB Endorsement”) and chooses to receive the Guaranteed Minimum Income Benefit (“GMIB”), however, this date is referred to as the “GMIB Commencement Date.”
Unless we agree otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. The GMIB Commencement Date must be on, or during the thirty (30) calendar day period immediately following, the tenth (10th) or any subsequent Contract anniversary prior to the oldest Owner’s ninety-first (91st) birthday.
The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date. An Owner who has elected the GMIB Endorsement, however, may choose to receive the GMIB instead. If the Owner chooses the GMIB, annuity payments will be based on the GMIB Annuity Benefit Value, rather than on the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.
You generally may select any form of settlement option currently available. If the Owner chooses to receive the GMIB, however, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. The standard forms of settlement options, including the GMIB Option, are described in the Settlement Options section of this prospectus.
If you have not previously made an election as to the form of settlement option, we will contact the Owner to ascertain the form of settlement option to be paid. Available options include a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment. If the Owner does not select a settlement option, we will apply the Account Value pro rata to a combination variable and fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.
Optional Guaranteed Minimum Income Benefit Endorsement
In states where we have received regulatory approval, if you purchase a Contract that is issued before the oldest Owner’s eightieth (80th) birthday, you may elect the optional GMIB Endorsement. This endorsement gives you the option of choosing to have annuity payments based on the GMIB Annuity Benefit Value, instead of the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.
The GMIB Annuity Benefit Base is used to calculate your GMIB Annuity Benefit Value. The GMIB Annuity Benefit Base, at the end of any Valuation Period, is equal to all purchase payments received as of that date:
1)	reduced proportionally for any partial surrenders;

2)	less the annual contract maintenance fee, any transfer fees and any applicable charges due under any optional riders or endorsements to the Contract;

3)	less any applicable CDSC;

4)	less outstanding loans; and

5)	less any purchase payments received in the immediately preceding twelve (12) months.

10

For purposes of calculating the GMIB Annuity Benefit Base, all adjustments will occur at the time the transaction occurs. The adjustment for partial surrenders will reduce the GMIB Annuity Benefit Base in the same proportion that the Account Value was reduced on the date of the partial surrender. All other adjustments will reduce the GMIB Annuity Benefit Base on a dollar for dollar basis.
The GMIB Annuity Benefit Value, at the end of any Valuation Date, is equal to the GMIB Annuity Base, compounded daily, at an effective annual interest rate (the “GMIB Interest Rate,” as described below), from the Contract Effective Date until the Contract Anniversary immediately following the oldest Owner’s 85th birthday, or the GMIB Commencement Date, whichever is earlier, plus any Purchase Payments received in the immediately preceding twelve (12) months.
The GMIB Interest Rate is equal to an effective annual interest rate of 6% if the oldest Owner is Age 75 or younger on the Contract Effective Date. The GMIB Interest Rate is equal to an effective annual interest rate of 5% if the oldest Owner is over Age 75 but under Age 80 on the Contract Effective Date. After the first Contract year, the GMIB Interest Rate applicable to any Contract will be reduced by 3% if the Fixed Account Value exceeds 30% of the total Account Value on the last Valuation Date of any quarter. This means that if the GMIB Interest Rate otherwise would have been 6%, it will be reduced to 3% for that quarter. If the GMIB Interest Rate otherwise would have been 5%, it will be reduced to 2% for that quarter.
The GMIB Annuity Benefit Value and the GMIB Annuity Benefit Base are used only in connection with the determination of annuity payments, and have no affect on other Contract provisions, riders or endorsements. Neither the GMIB Annuity Benefit Value nor the GMIB Annuity Benefit Base reflects the Account Value. If the Owner chooses to receive the GMIB, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB.
The GMIB Endorsement must be elected before the Contract Effective Date. The Owner cannot add or discontinue the GMIB Endorsement after the Contract Effective Date. The additional charge for the GMIB Endorsement is described in the Charges and Deductions section of the prospectus. The GMIB Endorsement will terminate automatically on the earliest of the following:
1)	the date the Contract is fully surrendered;

2)	the Annuity Commencement Date;

3)	the 31st calendar day following the Contract anniversary immediately preceding the oldest Owner’s 91st birthday;

4)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

5)	the date you name a new Owner who is older than the oldest previous Owner; or

6)	the date the Contract is otherwise terminated in accordance with Contract provisions.
Before electing the GMIB endorsement, you should consult a qualified financial advisor. In particular, the election of the GMIB endorsement may not be appropriate for contract Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of ten (10) contract years.
While the GMIB endorsement does provide a guaranteed GMIB Annuity Benefit Value, and therefore may afford some protection against unfavorable market performance, the GMIB endorsement does not in any way guarantee the performance of any underlying portfolio, or any other investment option available under the contract. The GMIB endorsement does not restrict or limit the rights of contract Owners to annuitize the contract based on the Account Value at other times permitted under the contract. The GMIB endorsement does not in any way restrict the right to annuitize the contract using an Account Value that may be higher than the GMIB Annuity Benefit Value. Owners should remember, however, that the GMIB endorsement can not be discontinued once it is elected. This means that the GMIB charge will continue to be assessed even if the investment performance of the contract results in an Account Value that exceeds the GMIB Annuity Benefit Value.

11

Death Benefit
A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the successor Owner of the Contract, the death benefit will be paid following the death of the successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.
The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, we will apply the death benefit to a fixed dollar benefit for a fixed period of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after your death; the day a death benefit is paid in a lump sum may not be more than five years after your date of death.
Death Benefit Amount
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total purchase payments, reduced proportionally for partial surrenders; or

3)	the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner’s 80th birthday, reduced proportionally for subsequent partial surrenders.
The reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.
Optional Enhanced Death Benefit Rider
In states where we have received regulatory approval, if you purchase a Contract that is issued before the oldest Owner’s 79th birthday, you may elect the optional Enhanced Death Benefit Rider (“EDB Rider”).
The EDB Rider provides for an Enhanced Death Benefit Amount (“EDB Amount”) when a death benefit becomes payable as a result of the death of any Owner before the Annuity Commencement Date or GMIB Commencement Date, as applicable. The EDB Amount, if it is larger, will be paid instead of the Death Benefit Amount otherwise payable under the Contract. Only one death benefit will be paid under the Contract. If an EDB Amount is paid, it is in lieu of the Death Benefit Amount.
The EDB Amount will be equal to total purchase payments, reduced proportionally for partial surrenders, and increased by any interest, as described below; provided, however, that the EDB Amount shall not exceed 200% of the total purchase payments, reduced proportionally for partial surrenders. Any reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.
If any Owner dies before age 80, interest on purchase payments for determination of an EDB Amount compounds daily, at the effective annual interest rate described below (the “Specified Rate”), to the Death Benefit Valuation Date. If any Owner dies on or after his or her 80th birthday, interest compounds daily, at the Specified Rate, to the Contract Anniversary prior to the 80th birthday of the deceased Owner.
If the Contract is issued before any Owner is age 71, the Specified Rate is 5%. If the Contract is issued after any Owner is age 71 and before any Owner is age 79, the Specified Rate is 4%.

12

The EDB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EDB Rider after the Contract Effective Date. The additional charge for the EDB Rider is described in the Charges and Deductions section of this prospectus. The EDB Rider will terminate automatically on the earliest of the following:
1)	the date the Contract is fully surrendered;

2)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

3)	the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

4)	the date you name a new Owner who is older than the oldest previous Owner; or

5)	the date the Contract is otherwise terminated in accordance with Contract provisions.
If the receipt of any benefit under the EDB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EDB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EDB Rider will be refunded.
Optional Earnings Enhancement Benefit Rider
In states where we have received regulatory approval, if you purchase a Contract that is issued before the oldest Owner’s 75th birthday, you may elect the optional Earnings Enhancement Benefit Rider (the “EEB Rider”).
If a death benefit becomes payable as a result of an Owner’s death while the EEB Rider is in effect, an Earnings Enhancement Benefit Amount (“EEB Amount”) is provided. The Death Benefit Amount (or the Enhanced Death Benefit Amount, if applicable) will be increased by the EEB Amount, if any. No more than one death benefit (whether or not increased by any EEB Amount) is payable under the Contract and the EEB Rider.
If the oldest Owner was age 69 or younger on the Contract Effective Date, the EEB Amount will be the lesser of 40% of Earnings (as defined below) or 40% of purchase payments not already withdrawn. If the oldest Owner was age 70 to 74 on the Contract Effective Date, the EEB Amount will be the lesser of 25% of Earnings or 25% of purchase payments not already withdrawn.
Solely for purposes of calculating the EEB Amount, Earnings are defined as the Account Value as of the Valuation Date immediately preceding the Death Benefit Valuation Date, minus purchase payments not already withdrawn. Partial surrenders taken prior to the Death Benefit Valuation Date will be deemed to have been taken from earnings first, and then from purchase payments, for purposes of calculating the EEB Amount under the EEB Rider.
The EEB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EEB Rider after the Contract Effective Date. The additional charge for the EEB Rider is described in the Charges and Deductions section of this prospectus. The EEB Rider will terminate automatically on the earliest of the following:
1)	the date the Contract is fully surrendered;

2)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

3)	the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

4)	the date the Owner names a new Owner who is older than the oldest previous Owner; or

5)	the date the Contract is otherwise terminated in accordance with Contract provisions.
If the receipt of any benefit under the EEB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EEB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EEB Rider will be refunded.

13

Step Up In Value For Successor Owner
If your spouse becomes the successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, which would have been payable if your spouse had not become the successor Owner of the Contract. If the Account Value is increased under this provision, we will deposit the amount of the increase into the Fixed Accumulation Account Option.
If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.
For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a successor Owner election, but never later than one year after the date of death of the Owner.
If your spouse becomes the successor Owner of the Contract, any CDSC which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the successor Owner, CDSCs will apply as described in this Contract, to those additional purchase payments only.
Payment Of Benefits
When a Contract is annuitized or when a death benefit is applied to a settlement option, the Account Value, the GMIB Annuity Benefit Value, or the death benefit, as the case may be, is surrendered to us in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. GMIB payments, however, may be paid only as a fixed dollar benefit for at least 120 months, and may be based only on the GMIB Option Tables included in the Contract. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB. The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, only the amount of fixed dollar benefit payments is guaranteed by us. The Owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the SAI.
Settlement Options
We will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options, including the GMIB Option, are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. We, in our discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.
We may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform to the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

14

Income For A Fixed Period: We will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1-4 years are available for death benefit settlement options only.)
Life Annuity With Payments For A Fixed Period: We will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint And One-Half Survivor Annuity: We will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, we will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Income For A Fixed Period, Not To Exceed Life Expectancy: We will make periodic payments for a fixed period, not to exceed the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables compiled by the Office of the Actuary of the Social Security Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.
GMIB Option Life Annuity With Payments For At Least 120 Months: We will make periodic payments at the beginning of each payment interval for at least 120 months, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period. This is the only settlement option available if you chooses to base benefit payments on the GMIB Annuity Benefit Value rather than on the Account Value. This option may only be applied to the GMIB Option Tables in the Contract.
Calculation Of Fixed Dollar Benefit Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which we are currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
Except with respect to payments made under the terms of the GMIB Endorsement, we guarantee minimum fixed dollar benefit payment factors based on 2000 annuity mortality tables for individuals with interest at 1% per year, compounded annually. For individual tax-qualified Contracts, we use tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts, we use tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for our standard settlement options, including the GMIB Option, are set forth in tables in the Contracts. For payments made under the terms of the GMIB Endorsement, we guarantee minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals, with a ten year age setback, and with interest at 2 1/2% per year, compounded annually. Upon request, we will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

15

Calculation Of Variable Dollar Benefit Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at our minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.
The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 1% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts is less than 1%. Subsequent benefit payments will be more than the first payment if the net investment performance of the applicable Subaccount(s) is greater than 1%.
The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that we will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

16

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The “CONDENSED FINANCIAL INFORMATION” section of the Prospectus is amended by adding the following:

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
AIM V.I. Capital Development Fund-Series II Shares (Inception Date 8/1/2002)
9.820329	0.000	9.725463	0.000	12/31/08
18.858179	0.000	18.704635	0.000	12/31/07
17.320146	0.000	17.205441	0.000	12/31/06
15.124597	0.000	15.047251	0.000	12/31/05
14.052139	43.745	14.001500	0.000	12/31/04
12.375989	0.000	12.350046	0.000	12/31/03
9.301699	0.000	9.295915	0.000	12/31/02
AIM V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
7.916973	0.000	7.884694	0.000	12/31/08
11.506283	0.000	11.476905	0.000	12/31/07
10.805412	0.000	10.794324	0.000	12/31/06
AIM V.I. Financial Services Fund-Series I Shares (Inception Date 8/1/2002)
4.761098	0.000	4.715074	0.000	12/31/08
11.919681	0.000	11.822627	0.000	12/31/07
15.558993	0.000	15.455965	0.000	12/31/06
13.564893	0.000	13.495535	0.000	12/31/05
13.002778	0.000	12.955934	0.000	12/31/04
12.146434	0.000	12.120987	0.000	12/31/03
9.514057	0.000	9.508153	0.000	12/31/02
AIM V.I. Global Health Care Fund-Series I Shares (Inception Date 8/1/2002)
10.663828	0.000	10.560826	0.000	12/31/08
15.167677	0.000	15.044457	0.000	12/31/07
13.768001	0.000	13.676798	0.000	12/31/06
13.281919	0.000	13.213994	0.000	12/31/05
12.467695	0.000	12.422775	0.000	12/31/04
11.766505	0.000	11.741845	0.000	12/31/03
9.346304	0.000	9.340507	0.000	12/31/02
AIM V.I. Government Securities Fund-Series II Shares (Inception Date 8/1/2002)
12.137947	0.000	12.020754	0.000	12/31/08
11.004775	0.000	10.915163	0.000	12/31/07
10.530382	0.000	10.460630	0.000	12/31/06
10.350940	0.000	10.297994	0.000	12/31/05
10.362392	0.000	10.325051	0.000	12/31/04
10.286850	0.000	10.265292	0.000	12/31/03
10.345276	0.000	10.338868	0.000	12/31/02

17

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
AIM V.I. Mid Cap Core Equity Fund-Series II Shares (Inception Date 8/1/2002)
12.103634	0.000	11.986767	0.000	12/31/08
17.230324	21.382	17.090061	0.000	12/31/07
16.007969	21.382	15.901972	0.000	12/31/06
14.643051	21.382	14.568190	0.000	12/31/05
13.858287	0.000	13.808384	0.000	12/31/04
12.387906	0.000	12.361973	0.000	12/31/03
9.896086	0.000	9.889956	0.000	12/31/02
AIM V.I. Small Cap Equity Fund-Series I Shares (Inception Date 5/1/2007)
6.580131	41.033	6.563278	0.000	12/31/08
9.726078	0.000	9.716018	0.000	12/31/07
12.485067	0.000	12.445631	0.000	12/31/06
10.822090	0.000	10.804291	0.000	12/31/05
10.175858	0.000	10.174541	0.000	12/31/04
AIM V.I. Utilities Fund-Series II Shares (Inception Date 8/1/2002)
13.157355	81.372	13.063994	0.000	12/31/08
19.794045	0.000	19.683661	0.000	12/31/07
16.702552	0.000	16.634820	0.000	12/31/06
13.537718	0.000	13.503290	0.000	12/31/05
11.791661	0.000	11.779537	0.000	12/31/04
American Century VP Large Company Value-Class II Shares (Inception Date 12/1/2004)
7.615283	0.000	7.568031	0.000	12/31/08
12.354999	29.661	12.297133	0.000	12/31/07
12.715490	29.661	12.675321	0.000	12/31/06
10.776807	29.661	10.759070	0.000	12/31/05
10.361113	0.000	10.359777	0.000	12/31/04
American Century VP Mid Cap Value-Class II Shares (Inception Date 12/1/2004)
9.594619	0.000	9.535082	0.000	12/31/08
12.903999	0.000	12.843559	0.000	12/31/07
13.427311	0.000	13.384899	0.000	12/31/06
11.337977	0.000	11.319325	0.000	12/31/05
10.530040	0.000	10.528682	0.000	12/31/04
American Century VP Ultra®-Class II Shares (Inception Date 12/1/2004)
6.785213	0.000	6.743089	0.000	12/31/08
11.805813	0.000	11.750498	0.000	12/31/07
9.919204	0.000	9.887850	0.000	12/31/06
10.423046	0.000	10.405895	0.000	12/31/05
10.376430	0.000	10.375090	0.000	12/31/04
American Century VP VistaSM-Class I Shares (Inception Date 12/1/2004)
8.284943	171.008	8.233535	0.000	12/31/08
16.372858	0.000	16.296198	0.000	12/31/07
11.893183	0.000	11.855601	0.000	12/31/06
11.076211	0.000	11.057991	0.000	12/31/05
10.398477	0.000	10.397136	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
6.995880	0.000	6.978054	0.000	12/31/08
10.405023	0.000	10.394396	0.000	12/31/07

18

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Davis Value Portfolio (Inception Date 5/1/2007)
5.835980	86.999	5.821102	0.000	12/31/08
9.929103	0.000	9.918961	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio (Inception Date 5/1/2007)
5.450136	0.000	5.436238	0.000	12/31/08
9.291621	0.000	9.282133	0.000	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
6.979168	0.000	6.935855	0.000	12/31/08
12.047391	0.000	11.990957	0.000	12/31/07
10.661865	0.000	10.628168	0.000	12/31/06
10.376648	0.000	10.359578	0.000	12/31/05
10.150148	0.000	10.148837	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 8/1/2002)
9.045324	0.000	8.957957	0.000	12/31/08
14.038637	0.000	13.924324	0.000	12/31/07
13.259903	0.000	13.172068	0.000	12/31/06
12.354574	0.000	12.291378	0.000	12/31/05
12.135366	0.000	12.091635	0.000	12/31/04
11.629148	0.000	11.604768	0.000	12/31/03
9.386231	0.000	9.380402	0.000	12/31/02
Dreyfus Stock Index Fund-Service Shares (Inception Date 8/1/2002)
9.854767	0.000	9.759604	3,298.880	12/31/08
15.963093	0.000	15.833169	4,641.415	12/31/07
15.437049	0.000	15.334857	5,415.719	12/31/06
13.602939	0.000	13.533406	7,878.569	12/31/05
13.223276	0.000	13.175650	9,713.531	12/31/04
12.164722	0.000	12.139244	12,199.516	12/31/03
9.642028	0.000	9.636045	0.000	12/31/02
Dreyfus VIF Appreciation Portfolio-Service Shares (Inception Date 8/1/2002)
9.993912	0.000	9.897415	0.000	12/31/08
14.437897	51.843	14.320359	0.000	12/31/07
13.718991	51.843	13.628145	0.000	12/31/06
11.984877	51.843	11.923611	0.000	12/31/05
11.685755	97.504	11.643677	0.000	12/31/04
11.320314	61.915	11.296599	0.000	12/31/03
9.509374	0.000	9.503473	0.000	12/31/02
Dreyfus VIF Money Market Portfolio (Inception Date 8/1/2002)
1.067377	0.000	1.056780	0.000	12/31/08
1.057338	0.000	1.048449	0.000	12/31/07
1.024882	0.000	1.017704	0.000	12/31/06
0.995113	0.000	0.989633	0.000	12/31/05
0.983935	0.000	0.980155	0.000	12/31/04
0.990975	0.000	0.988836	0.000	12/31/03
0.998972	0.000	0.998339	0.000	12/31/02
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
7.546082	0.000	7.526854	0.000	12/31/08
10.087115	0.000	10.076808	0.000	12/31/07

19

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.556273	0.000	9.531938	0.000	12/31/08
10.324752	0.000	10.314202	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
6.727434	0.000	6.710283	0.000	12/31/08
9.988106	0.000	9.977900	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.512105	0.000	8.490434	0.000	12/31/08
10.186110	0.000	10.175718	0.000	12/31/07
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 12/1/2004)
12.241591	146.546	12.123400	0.000	12/31/08
14.806573	0.000	14.686041	0.000	12/31/07
13.631055	0.000	13.540793	0.000	12/31/06
12.532756	0.000	12.468684	0.000	12/31/05
11.817818	0.000	11.775254	0.000	12/31/04
11.078577	59.397	11.055380	0.000	12/31/03
9.887795	0.000	9.881671	0.000	12/31/02
Janus Aspen Enterprise Portfolio-Service Shares (formerly Mid Cap Growth Portfolio) (Inception Date 12/1/2004)
12.475407	0.000	12.354931	0.000	12/31/08
22.561143	0.000	22.377517	0.000	12/31/07
18.815582	0.000	18.691014	0.000	12/31/06
16.858314	0.000	16.772144	0.000	12/31/05
15.276897	0.000	15.221890	0.000	12/31/04
12.873263	0.000	12.846310	0.000	12/31/03
9.695603	0.000	9.689589	0.000	12/31/02
Janus Aspen Overseas Portfolio-Service Shares (formerly International Growth Portfolio) (Inception Date 12/1/2004)
11.626257	153.054	11.554129	0.000	12/31/08
24.710225	0.000	24.594600	0.000	12/31/07
19.597593	0.000	19.535740	0.000	12/31/06
13.568313	0.000	13.546016	0.000	12/31/05
10.439722	0.000	10.438379	0.000	12/31/04
Janus Aspen INTECH Risk-Managed Core Portfolio-Service Shares (Inception Date 12/1/2004)
8.025720	0.000	7.975915	0.000	12/31/08
12.780359	0.000	12.720488	0.000	12/31/07
12.226237	0.000	12.187603	0.000	12/31/06
11.205250	0.000	11.186812	0.000	12/31/05
10.256201	0.000	10.254876	0.000	12/31/04
Janus Portfolio-Service Shares (formerly Large Cap Growth Portfolio) (Inception Date 12/1/2004)
9.479916	55.365	9.388372	0.000	12/31/08
16.006290	0.000	15.875990	0.000	12/31/07
14.156537	0.000	14.062790	0.000	12/31/06
12.931847	0.000	12.865715	0.000	12/31/05
12.621742	93.119	12.576259	0.000	12/31/04
12.296809	0.000	12.271033	0.000	12/31/03
9.491882	0.000	9.485980	0.000	12/31/02

20

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 8/1/2002)
10.761284	0.000	10.657360	0.000	12/31/08
17.443279	0.000	17.301285	0.000	12/31/07
16.530231	0.000	16.420788	0.000	12/31/06
14.848334	0.000	14.772427	0.000	12/31/05
13.938042	0.000	13.887835	0.000	12/31/04
12.245798	0.000	12.220142	0.000	12/31/03
9.459807	0.000	9.453942	0.000	12/31/02
Neuberger Berman AMT Small-Cap Growth Portfolio-Class S (Inception Date 8/1/2002)
8.310156	0.000	8.229893	0.000	12/31/08
13.939914	0.000	13.826411	0.000	12/31/07
14.080953	0.000	13.987702	0.000	12/31/06
13.581595	0.000	13.512150	0.000	12/31/05
13.399689	0.000	13.351418	0.000	12/31/04
12.159102	0.000	12.133627	0.000	12/31/03
9.868048	0.000	9.861928	0.000	12/31/02
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 8/1/2002)
8.731071	59.238	8.646733	0.000	12/31/08
16.313932	46.824	16.181124	0.000	12/31/07
14.547588	46.824	14.451259	0.000	12/31/06
13.714949	46.824	13.644828	0.000	12/31/05
13.277635	0.000	13.229804	0.000	12/31/04
12.643001	58.353	12.616500	0.000	12/31/03
9.819179	0.000	9.813083	0.000	12/31/02
Oppenheimer Global Securities Fund/VA-Service Shares (Inception Date 8/1/2002)
12.342095	0.000	12.222913	0.000	12/31/08
21.000676	37.689	20.829743	0.000	12/31/07
20.100000	37.689	19.966930	0.000	12/31/06
17.386097	37.689	17.297226	0.000	12/31/05
15.474350	40.571	15.418627	0.000	12/31/04
13.214627	0.000	13.186951	0.000	12/31/03
9.388502	0.000	9.382674	0.000	12/31/02
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 12/1/2004)
7.554615	0.000	7.507719	0.000	12/31/08
12.497365	59.107	12.438810	0.000	12/31/07
12.182942	59.107	12.144437	0.000	12/31/06
10.777408	59.107	10.759664	0.000	12/31/05
10.347078	0.000	10.345742	0.000	12/31/04
Oppenheimer Main Street Small Cap Fund/VA-Service Shares (Inception Date 8/1/2002)
11.494243	0.000	11.383268	0.000	12/31/08
18.824004	37.351	18.670824	0.000	12/31/07
19.382086	37.351	19.253826	0.000	12/31/06
17.160784	37.351	17.073108	0.000	12/31/05
15.878838	0.000	15.821683	0.000	12/31/04
13.525796	0.000	13.497483	0.000	12/31/03
9.517659	0.000	9.511753	0.000	12/31/02

21

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 8/1/2002)
12.085700	0.000	11.969022	0.000	12/31/08
16.048302	0.000	15.917666	0.000	12/31/07
15.741142	0.000	15.636915	0.000	12/31/06
14.646646	0.000	14.571764	0.000	12/31/05
14.280067	0.000	14.228635	0.000	12/31/04
13.231661	0.000	13.203953	0.000	12/31/03
10.926694	0.000	10.919931	0.000	12/31/02
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 8/1/2002)
12.232215	522.992	12.114126	0.000	12/31/08
13.361565	935.943	13.252800	0.000	12/31/07
12.258643	935.943	12.177458	0.000	12/31/06
12.356428	935.943	12.293247	0.000	12/31/05
12.286154	885.654	12.241896	0.000	12/31/04
11.449900	885.654	11.425913	0.000	12/31/03
10.676270	0.000	10.669667	0.000	12/31/02
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 8/1/2002)
12.777199	39.671	12.653859	0.000	12/31/08
12.377951	55.007	12.277186	0.000	12/31/07
11.554992	55.007	11.478473	0.000	12/31/06
11.295545	55.007	11.237789	0.000	12/31/05
11.192571	0.000	11.152252	0.000	12/31/04
10.832807	0.000	10.810115	0.000	12/31/03
10.467250	0.000	10.460778	0.000	12/31/02
Rydex VT All-Cap Opportunity Fund (formerly Sector Rotation Fund) (Inception Date 8/1/2002)
10.956028	0.000	10.850210	0.000	12/31/08
18.769583	0.000	18.616787	0.000	12/31/07
15.525503	0.000	15.422686	0.000	12/31/06
14.150198	0.000	14.077848	0.000	12/31/05
12.632985	0.000	12.587490	0.000	12/31/04
11.583816	0.000	11.559558	0.000	12/31/03
9.051230	0.000	9.045614	0.000	12/31/02
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
6.269535	0.000	6.253553	0.000	12/31/08
10.676374	0.000	10.665467	0.000	12/31/07
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 8/1/2002)
10.508592	0.000	10.407134	0.000	12/31/08
11.881576	56.179	11.784831	0.000	12/31/07
11.439724	56.179	11.363946	0.000	12/31/06
11.195788	56.179	11.138526	0.000	12/31/05
10.906274	0.000	10.866970	0.000	12/31/04
10.608614	0.000	10.586379	0.000	12/31/03
10.290472	0.000	10.284099	0.000	12/31/02
Van Kampen UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
5.894304	0.000	5.879270	0.000	12/31/08
11.241985	0.000	11.230503	0.000	12/31/07

22

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 8/1/2002)
12.226329	0.000	12.108267	0.000	12/31/08
21.143043	19.127	20.970961	0.000	12/31/07
19.905369	19.127	19.773592	0.000	12/31/06
16.742252	19.127	16.656660	0.000	12/31/05
15.133691	0.000	15.079175	0.000	12/31/04
13.407309	0.000	13.379216	0.000	12/31/03
9.616515	0.000	9.610544	0.000	12/31/02
Van Kampen UIF U.S. Real Estate Portfolio-Class I (Inception Date 8/1/2002)
13.542386	0.000	13.411591	0.000	12/31/08
22.139777	0.000	21.959616	0.000	12/31/07
27.106274	0.000	26.926909	0.000	12/31/06
19.933724	0.000	19.831863	0.000	12/31/05
17.288407	0.000	17.226169	0.000	12/31/04
12.867765	0.000	12.840820	0.000	12/31/03
9.497829	0.000	9.491939	0.000	12/31/02
Van Kampen UIF Value Portfolio-Class I (Inception Date 8/1/2002)
10.459151	0.000	10.358138	0.000	12/31/08
16.554789	21.309	16.420027	0.000	12/31/07
17.340031	21.309	17.225226	0.000	12/31/06
15.059697	21.309	14.982716	0.000	12/31/05
14.621169	40.745	14.568529	0.000	12/31/04
12.596588	0.000	12.570211	0.000	12/31/03
9.535536	0.000	9.529623	0.000	12/31/02
Wilshire 2015 ETF Fund (formerly 2015 Moderate Fund) (Inception Date 5/1/2007)
7.447763	0.000	7.428792	0.000	12/31/08
10.000788	0.000	9.990580	0.000	12/31/07
Wilshire 2025 ETF Fund (formerly 2025 Moderate Fund) (Inception Date 5/1/2007)
7.042424	0.000	7.024494	0.000	12/31/08
9.963846	0.000	9.953669	0.000	12/31/07
Wilshire 2035 ETF Fund (formerly 2035 Moderate Fund) (Inception Date 5/1/2007)
6.524820	0.000	6.508192	0.000	12/31/08
9.914240	0.000	9.904116	0.000	12/31/07

23

The “CONDENSED FINANCIAL INFORMATION” section of the Prospectus is amended by adding the following:

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
AIM V.I. Capital Development Fund-Series II Shares (Inception Date 8/1/2002)
9.694108	1,037.717	9.631430	625.883	12/31/08
18.653852	873.933	18.552248	464.975	12/31/07
17.167479	864.950	17.091462	501.596	12/31/06
15.021665	0.000	14.970340	0.000	12/31/05
13.984768	1,315.962	13.951134	65.474	12/31/04
12.341482	1,315.962	12.324241	38.011	12/31/03
9.294010	0.000	9.290160	3.742	12/31/02
AIM V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
7.873964	295.955	7.852466	780.637	12/31/08
11.467127	295.955	11.447537	691.279	12/31/07
10.790639	295.955	10.783238	585.856	12/31/06
AIM V.I. Financial Services Fund-Series I Shares (Inception Date 8/1/2002)
4.699865	160.484	4.669443	0.000	12/31/08
11.790535	128.671	11.726291	0.000	12/31/07
15.421877	128.855	15.353581	0.000	12/31/06
13.472584	129.058	13.426540	0.000	12/31/05
12.940442	751.456	12.909309	0.000	12/31/04
12.112585	1,014.635	12.095644	0.000	12/31/03
9.506201	3.632	9.502264	0.000	12/31/02
AIM V.I. Global Health Care Fund-Series I Shares (Inception Date 8/1/2002)
10.526806	2,195.587	10.458720	60.719	12/31/08
15.003631	2,111.018	14.921861	60.719	12/31/07
13.646634	1,736.782	13.586178	60.719	12/31/06
13.191509	1,445.566	13.146428	60.719	12/31/05
12.407911	3,318.892	12.378062	60.719	12/31/04
11.733693	3,374.475	11.717303	60.719	12/31/03
9.338586	63.876	9.334724	0.000	12/31/02
AIM V.I. Government Securities Fund-Series II Shares (Inception Date 8/1/2002)
11.982023	2,694.620	11.904572	2,666.626	12/31/08
10.885526	1,788.208	10.826211	0.000	12/31/07
10.437538	1,817.485	10.391300	0.000	12/31/06
10.280457	1,878.037	10.245324	1,010.427	12/31/05
10.312695	1,029.452	10.287893	0.000	12/31/04
10.258173	455.519	10.243837	0.000	12/31/03
10.336750	3.892	10.332486	0.000	12/31/02
AIM V.I. Mid Cap Core Equity Fund-Series II Shares (Inception Date 8/1/2002)
11.948138	173.610	11.870881	0.000	12/31/08
17.043674	173.610	16.950810	0.000	12/31/07
15.866901	256.027	15.796621	0.000	12/31/06
14.543412	209.529	14.493706	0.000	12/31/05
13.791869	159.512	13.758687	0.000	12/31/04
12.353394	116.323	12.336123	0.000	12/31/03
9.887925	0.000	9.883832	0.000	12/31/02

24

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
AIM V.I. Small Cap Equity Fund-Series I Shares (Inception Date 5/1/2007)
6.557666	167.152	6.546427	410.934	12/31/08
9.712668	1,661.677	9.705946	346.507	12/31/07
12.432504	0.000	12.406211	0.000	12/31/06
10.798359	0.000	10.786473	0.000	12/31/05
10.174102	0.000	10.173220	0.000	12/31/04
AIM V.I. Utilities Fund-Series II Shares (Inception Date 8/1/2002)
13.033041	206.418	12.971101	0.000	12/31/08
19.647028	533.563	19.573671	212.750	12/31/07
16.612325	709.891	16.567229	189.918	12/31/06
13.491848	238.465	13.468887	0.000	12/31/05
11.775494	1,178.139	11.767395	0.000	12/31/04
American Century VP Large Company Value-Class II Shares (Inception Date 12/1/2004)
7.552346	0.000	7.520958	0.000	12/31/08
12.277911	0.000	12.239400	0.000	12/31/07
12.661973	0.000	12.635193	0.000	12/31/06
10.753173	0.000	10.741329	0.000	12/31/05
10.359331	0.000	10.358435	0.000	12/31/04
American Century VP Mid Cap Value-Class II Shares (Inception Date 12/1/2004)
9.515326	735.865	9.475791	444.868	12/31/08
12.823485	0.000	12.783274	0.000	12/31/07
13.370800	0.000	13.342536	0.000	12/31/06
11.313118	0.000	11.300672	0.000	12/31/05
10.528226	0.000	10.527319	0.000	12/31/04
American Century VP Ultra®-Class II Shares (Inception Date 12/1/2004)
6.729101	0.000	6.701136	0.000	12/31/08
11.732122	0.000	11.695319	0.000	12/31/07
9.877421	0.000	9.856526	0.000	12/31/06
10.400175	0.000	10.388729	0.000	12/31/05
10.374642	0.000	10.373747	0.000	12/31/04
American Century VP VistaSM-Class I Shares (Inception Date 12/1/2004)
8.216467	402.142	8.182309	86.379	12/31/08
16.270718	1,349.852	16.219699	689.438	12/31/07
11.843105	826.971	11.818046	86.378	12/31/06
11.051927	0.000	11.039757	0.000	12/31/05
10.396688	0.000	10.395790	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
6.972122	1,215.884	6.960236	628.192	12/31/08
10.390856	33.942	10.383767	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
5.816157	238.388	5.806225	0.000	12/31/08
9.915583	166.205	9.908808	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio (Inception Date 5/1/2007)
5.431620	0.000	5.422346	0.000	12/31/08
9.278965	0.000	9.272622	0.000	12/31/07

25

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
6.921463	8.145	6.892707	0.000	12/31/08
11.972196	71.012	11.934665	0.000	12/31/07
10.616963	371.542	10.594507	0.000	12/31/06
10.353889	0.000	10.342488	0.000	12/31/05
10.148398	0.000	10.147522	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 8/1/2002)
8.929088	5,231.114	8.871353	0.000	12/31/08
13.886525	5,086.929	13.810862	0.000	12/31/07
13.143017	4,886.932	13.084794	0.000	12/31/06
12.270480	4,547.168	12.228533	0.000	12/31/05
12.077187	3,558.807	12.048124	0.000	12/31/04
11.596726	2,548.712	11.580519	0.000	12/31/03
9.378476	1.042	9.374590	0.000	12/31/02
Dreyfus Stock Index Fund-Service Shares (Inception Date 8/1/2002)
9.728146	2,764.460	9.665236	573.921	12/31/08
15.790177	2,991.350	15.704157	504.572	12/31/07
15.301022	2,922.946	15.233256	428.634	12/31/06
13.510376	2,874.230	13.464208	343.948	12/31/05
13.159884	5,444.191	13.128249	1,701.167	12/31/04
12.130815	3,994.107	12.113878	1,274.453	12/31/03
9.634059	504.411	9.630084	1,125.498	12/31/02
Dreyfus VIF Appreciation Portfolio-Service Shares (Inception Date 8/1/2002)
9.865495	2,956.775	9.801722	624.598	12/31/08
14.281454	2,879.643	14.203655	551.244	12/31/07
13.598056	2,263.485	13.537833	931.666	12/31/06
11.903299	1,888.666	11.862612	719.599	12/31/05
11.629727	5,662.663	11.601742	1,654.344	12/31/04
11.288751	2,117.301	11.272972	1,380.953	12/31/03
9.501521	2.339	9.497587	1,125.315	12/31/02
Dreyfus VIF Money Market Portfolio (Inception Date 8/1/2002)
1.054049	171,249.101	1.047349	4,983.261	12/31/08
1.046145	13,204.982	1.040491	3,866.813	12/31/07
1.015829	17,783.153	1.011223	0.000	12/31/06
0.988183	20,284.976	0.984617	0.021	12/31/05
0.979129	18,326.872	0.976603	3,275.845	12/31/04
0.988257	8,291.275	0.986757	0.000	12/31/03
0.998163	0.000	0.997726	0.000	12/31/02
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
7.520460	2,559.279	7.507651	0.000	12/31/08
10.073382	2,199.099	10.066504	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.523848	608.269	9.507629	156.456	12/31/08
10.310689	301.965	10.303653	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
6.704580	254.776	6.693143	0.000	12/31/08
9.974504	20.690	9.967691	0.000	12/31/07

26

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.483216	391.842	8.468772	0.000	12/31/08
10.172244	353.244	10.165298	0.000	12/31/07
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 8/1/2002)
12.084319	6,290.873	12.006206	609.427	12/31/08
14.646164	6,354.817	14.566355	543.303	12/31/07
13.510905	6,298.041	13.451049	920.617	12/31/06
12.447458	5,908.460	12.404896	714.692	12/31/05
11.761156	5,803.740	11.732846	3,637.148	12/31/04
11.047694	6,039.327	11.032249	3,328.912	12/31/03
9.879643	251.741	9.875553	3,067.472	12/31/02
Janus Aspen Overseas Portfolio-Service Shares (formerly International Growth Portfolio) (Inception Date 12/1/2004)
11.530185	284.259	11.482273	182.405	12/31/08
24.556181	744.682	24.479230	805.369	12/31/07
19.515169	522.992	19.473934	458.247	12/31/06
13.538596	583.196	13.523700	402.609	12/31/05
10.437930	0.000	10.437029	0.000	12/31/04
Janus Portfolio-Service Shares (formerly Large Cap Growth Portfolio) (Inception Date 8/1/2002)
9.358090	1,265.518	9.297577	0.000	12/31/08
15.832866	1,111.156	15.746602	167.247	12/31/07
14.031747	921.132	13.969586	0.000	12/31/06
12.843817	480.968	12.799913	0.000	12/31/05
12.561213	5,503.379	12.530984	0.000	12/31/04
12.262520	2,627.592	12.245375	0.000	12/31/03
9.484036	2.069	9.480100	0.000	12/31/02
Janus Aspen Enterprise Portfolio-Service Shares (formerly Mid Cap Growth Portfolio) (Inception Date 8/1/2002)
12.315107	44.132	12.235497	272.223	12/31/08
22.316780	31.635	22.195241	583.961	12/31/07
18.649791	220.587	18.567217	263.375	12/31/06
16.743623	583.357	16.686425	450.808	12/31/05
15.203686	113.639	15.167133	32.981	12/31/04
12.837394	77.798	12.819478	20.056	12/31/03
9.687604	6.139	9.683594	7.143	12/31/02
Janus Aspen INTECH Risk-Managed Core Portfolio-Service Shares (Inception Date 12/1/2004)
7.959381	0.000	7.926291	0.000	12/31/08
12.700607	0.000	12.660760	0.000	12/31/07
12.174765	0.000	12.149016	0.000	12/31/06
11.180676	0.000	11.168360	0.000	12/31/05
10.254434	0.000	10.253548	0.000	12/31/04
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 8/1/2002)
10.623005	280.737	10.554314	253.076	12/31/08
17.254314	785.197	17.160312	1,074.297	12/31/07
16.384555	707.041	16.311990	558.182	12/31/06
14.747286	468.856	14.696889	341.686	12/31/05
13.871223	301.653	13.837858	0.000	12/31/04
12.211656	132.150	12.194588	0.000	12/31/03
9.451995	3.158	9.448082	0.000	12/31/02

27

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Neuberger Berman AMT Small-Cap Growth Portfolio-Class S (Inception Date 8/1/2002)
8.203333	2,030.144	8.150308	0.000	12/31/08
13.788830	1,743.260	13.713725	0.000	12/31/07
13.956819	1,302.450	13.895019	0.000	12/31/06
13.489155	1,191.092	13.443074	0.000	12/31/05
13.335440	997.363	13.303370	67.166	12/31/04
12.125200	753.320	12.108263	123.675	12/31/03
9.859906	0.000	9.855824	0.000	12/31/02
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 8/1/2002)
8.618853	171.434	8.563119	0.000	12/31/08
16.137177	1,038.765	16.049263	1,009.105	12/31/07
14.419360	1,004.401	14.355500	1,009.105	12/31/06
13.621607	1,006.453	13.575060	1,232.587	12/31/05
13.213969	881.690	13.182196	430.725	12/31/04
12.607740	695.739	12.590131	236.022	12/31/03
9.811062	0.000	9.807003	0.000	12/31/02
Oppenheimer Global Securities Fund/VA-Service Shares (Inception Date 8/1/2002)
12.183517	832.394	12.104769	324.137	12/31/08
20.773192	1,139.421	20.660063	734.593	12/31/07
19.922885	1,143.828	19.834686	1,177.800	12/31/06
17.267813	1,112.941	17.208823	970.912	12/31/05
15.400196	819.990	15.363167	1,162.767	12/31/04
13.177803	1,157.615	13.159405	1,207.003	12/31/03
9.380751	104.455	9.376866	1,068.076	12/31/02
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 12/1/2004)
7.492170	14.913	7.461033	141.676	12/31/08
12.419384	7.276	12.380440	1,275.454	12/31/07
12.131648	102.473	12.106004	1,417.726	12/31/06
10.753768	49.887	10.741935	1,388.442	12/31/05
10.345297	0.000	10.344401	0.000	12/31/04
Oppenheimer Main Street Small Cap Fund/VA-Service Shares (Inception Date 8/1/2002)
11.346595	1,365.000	11.273235	4,776.710	12/31/08
18.620164	2,775.104	18.518740	4,453.973	12/31/07
19.211373	2,742.484	19.126318	3,676.857	12/31/06
17.044094	2,480.815	16.985869	3,199.274	12/31/05
15.802780	2,127.455	15.764794	1,852.324	12/31/04
13.488125	1,441.198	13.469298	1,075.901	12/31/03
9.509798	29.767	9.505867	87.823	12/31/02
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 8/1/2002)
11.930443	1,842.121	11.853351	0.000	12/31/08
15.874438	2,931.892	15.787991	700.071	12/31/07
15.602404	3,687.795	15.533337	655.395	12/31/06
14.546965	3,869.429	14.497274	0.000	12/31/05
14.211622	3,413.870	14.177462	0.000	12/31/04
13.194789	2,560.013	13.176372	29.071	12/31/03
10.917689	0.000	10.913187	0.000	12/31/02

28

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 8/1/2002)
12.075077	4,205.294	11.997004	1,965.920	12/31/08
13.216799	3,763.309	13.144768	3,563.715	12/31/07
12.150577	3,132.369	12.096736	3,864.997	12/31/06
12.272315	3,770.925	12.230364	3,785.676	12/31/05
12.227244	3,153.008	12.197832	3,987.673	12/31/04
11.417976	2,748.197	11.402022	3,959.879	12/31/03
10.667479	2.849	10.663077	919.643	12/31/02
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 8/1/2002)
12.613082	3,469.823	12.531580	2,433.940	12/31/08
12.243842	3,900.296	12.177148	1,744.973	12/31/07
11.453148	3,594.770	11.402411	2,069.252	12/31/06
11.218663	3,246.608	11.180321	1,983.281	12/31/05
11.138904	2,872.010	11.112118	318.967	12/31/04
10.802604	2,981.522	10.787514	161.011	12/31/03
10.458630	197.091	10.454317	6.726	12/31/02
Rydex VT All-Cap Opportunity Fund (formerly Sector Rotation Fund) (Inception Date 8/1/2002)
10.815258	2,189.749	10.745337	0.000	12/31/08
18.566282	2,312.366	18.465152	0.000	12/31/07
15.388692	2,612.479	15.320543	0.000	12/31/06
14.053924	2,555.637	14.005909	156.306	12/31/05
12.572438	2,046.685	12.542213	0.000	12/31/04
11.551541	1,351.164	11.535407	0.000	12/31/03
9.043759	68.819	9.040013	0.000	12/31/02
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
6.248229	702.585	6.237577	0.000	12/31/08
10.661837	463.228	10.654555	256.933	12/31/07
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 8/1/2002)
10.373585	841.556	10.306549	0.000	12/31/08
11.752827	735.583	11.688802	1,191.365	12/31/07
11.338868	669.858	11.288643	1,191.365	12/31/06
11.119569	1,005.147	11.081563	1,191.365	12/31/05
10.853972	935.724	10.827855	0.000	12/31/04
10.579033	1,482.877	10.564242	0.000	12/31/03
10.281994	0.000	10.277749	0.000	12/31/02
Van Kampen UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
5.874266	68.369	5.864246	0.000	12/31/08
11.226671	47.730	11.219014	0.000	12/31/07
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 8/1/2002)
12.069242	1,309.814	11.991208	0.000	12/31/08
20.914045	1,208.847	20.800124	431.572	12/31/07
19.729989	1,497.395	19.642628	431.571	12/31/06
16.628344	2,160.685	16.571525	431.569	12/31/05
15.061160	2,028.630	15.024944	129.564	12/31/04
13.369952	2,330.844	13.351272	110.684	12/31/03
9.608581	0.000	9.604601	0.000	12/31/02

29

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Van Kampen UIF U.S. Real Estate Portfolio-Class I (Inception Date 8/1/2002)
13.368339	2,089.793	13.281890	289.785	12/31/08
21.899994	2,722.578	21.780726	166.492	12/31/07
26.867515	3,837.274	26.748592	321.823	12/31/06
19.798110	4,102.660	19.730475	122.973	12/31/05
17.205566	4,205.965	17.164194	187.448	12/31/04
12.831913	3,980.422	12.813989	258.213	12/31/03
9.489992	0.000	9.486069	7.555	12/31/02
Van Kampen UIF Value Portfolio-Class I (Inception Date 8/1/2002)
10.324746	1,641.563	10.257999	738.945	12/31/08
16.375439	1,630.733	16.286261	1,006.284	12/31/07
17.187216	1,792.521	17.111139	1,985.713	12/31/06
14.957208	1,648.369	14.906130	1,112.450	12/31/05
14.551085	1,702.469	14.516134	0.000	12/31/04
12.561473	1,478.027	12.543954	132.037	12/31/03
9.527659	0.000	9.523724	0.000	12/31/02
Wilshire 2015 ETF Fund (formerly 2015 Moderate Fund) (Inception Date 5/1/2007)
7.422482	1,582.817	7.409818	0.000	12/31/08
9.987179	366.702	9.980353	0.000	12/31/07
Wilshire 2025 ETF Fund (formerly 2025 Moderate Fund) (Inception Date 5/1/2007)
7.018518	237.819	7.006545	0.000	12/31/08
9.950280	15.411	9.943479	0.000	12/31/07
Wilshire 2035 ETF Fund (formerly 2035 Moderate Fund) (Inception Date 5/1/2007)
6.502664	0.000	6.491571	0.000	12/31/08
9.900742	0.000	9.893980	0.000	12/31/07
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2008. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

30

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2009 FOR
CONTRACTS ISSUED BEFORE JUNE 1, 2009
Commodore Helmsman® Contracts
Commodore Majesty® Contracts
GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Helmsman® and Commodore Majesty® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

This Supplemental Prospectus applies to Contracts issued before June 1, 2009.

If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.
This Supplemental Prospectus does not apply to Contracts issued on or after June 1, 2009.

If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract. Your Contract effective date is set out on your Contract specifications page.
The Riders may not be available in all states. For additional information about the availability of the Riders, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2009, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for each Contract is set out below.
•	Commodore Helmsman® Contract 333-88300

•	Commodore Majesty® Contract 333-88302
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.

•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.
 ii

SUPPLEMENT TO EXPENSE TABLES
The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%
Rider charges are assessed only if you activate the Rider. Rider charges are assessed against the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount. After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.
Only one of these optional Riders may be activated and in effect at any point in time.
•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.
You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.
Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.
The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.
After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

*	The current charges set out in the table are the Rider charges as of May 1, 2009. We may change the charge for your Rider at any time or times that:
•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

1

SUPPLEMENT TO EXAMPLES FOR COMMODORE HELMSMAN® CONTRACTS
The following information supplements the Examples section in the Commodore Helmsman® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
     (1) If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,272	$2,490	$3,618	$6,993
After reimbursement	$1,160	$2,155	$3,060	$5,876

(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Before reimbursement	$572	$1,790	$3,118	$6,993
After reimbursement	$460	$1,455	$2,560	$5,876

2

SUPPLEMENT TO EXAMPLES FOR COMMODORE MAJESTY® CONTRACTS
The following information supplements the Examples section in the Commodore Majesty® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
     (1) If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,296	$2,263	$3,237	$7,223
After reimbursement	$1,185	$1,930	$2,686	$6,133
     (2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Before reimbursement	$596	$1,863	$3,237	$7,223
After reimbursement	$485	$1,530	$2,686	$6,133

3

GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

✓	Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our Administrative Office.
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

4

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
➢	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Rider Charge
In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.

5

➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Benefit Base Amount Before the Benefit Start Date
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.
Rollup Base Amount
Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as

6

you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.
Reset Base Amount
The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.
Examples of Benefit Base Amount Calculation
These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:
•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.
The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.
An outstanding loan balance affects the amount of certain Rider benefits.
Example 1

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000
Example 2

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

7

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.
When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.
The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.
See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.
Lifetime Withdrawals
Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old.
On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

8

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year. Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000 $108,750	Account Value immediately after the $20,000 withdrawal Account Value immediately before the Excess Withdrawal	= 12.6437%	Percentage Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

9

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Reset Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.
Spousal Benefit

✓	Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

✓	Spouse	The person who is the spouse (or your civil union partner in applicable states) of the Insured as of the Rider Effective Date. A spouse (or your civil union partner in applicable states) will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured.

A new Spouse cannot be substituted after the Rider Effective Date.

For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.
The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:
•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.
The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.
If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

10

Age of Younger of Insured or Spouse on
Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.
If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.

11

Additional Information about Written Requests
Written Requests must be received by us at our Administrative Office. The address of our Administrative Office is P.O. Box 5423, Cincinnati, Ohio 45201-5423. A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

12

GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

✓	Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our Administrative Office.
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

13

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
➢	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Rider Charge
In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.

14

The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Benefit Base Amount
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.
Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

15

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.
No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.
An outstanding loan balance affects the amount of certain Rider benefits.
Minimum Withdrawals
Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit.
The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.
Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Duration of Benefits
Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.
Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

16

Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000 $108,750	Account Value immediately after the $20,000 withdrawal Account Value immediately before the Excess Withdrawal	= 12.6437%	Percentage Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445
An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

17

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Benefit Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made,
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

18

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.
Additional Information about Written Requests
Written Requests must be received by us at our Administrative Office. The address of our Administrative Office is P.O. Box 5423, Cincinnati, Ohio 45201-5423. A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
AND THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
Supplemental Prospectus dated May 1, 2009
Annuity Investors Life Insurance Company® (“the Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2009, for either The Commodore Helmsman® or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTION: THREE-YEAR GUARANTEED INTEREST RATE OPTION. AS OF MAY 1, 2009, FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF THREE PERCENT, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION. FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF LESS THAN THREE PERCENT, YOU WILL BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300; and The Commodore Majesty® is 333-88302.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.
These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
AND THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2009
Annuity Investors Life Insurance Company (“the Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2009, for either The Commodore Helmsman®, or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:
Janus Aspen Series
-Worldwide Portfolio-Service Shares (formerly Worldwide Growth Portfolio)
Oppenheimer Variable Account Funds
- Balanced Fund-Service Shares
The Janus Aspen Worldwide Portfolio Closed Subaccount and the Oppenheimer Balanced Fund Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004 and April 30, 2009, respectively. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Separate Account and the Contracts, including the Closed Subaccounts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300; and The Commodore Majesty® is 333-88302.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

FINANCIAL INFORMATION
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Helmsman® and the Commodore Majesty® variable annuities with respect to each Closed Subaccount. This information includes the following information:

▪	year-end accumulation unit value for each Closed Subaccount from the end of the year of inception through December 31, 2008; and

▪	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

THE PORTFOLIOS
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.
There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices and/or of any Portfolio.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

2

The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
Janus Aspen Series
Worldwide Portfolio — Service Shares	Janus Capital Management LLC
(formerly Worldwide Growth Portfolio)	Worldwide Growth

Oppenheimer Variable Account Funds
Balanced Fund — Service Shares	OppenheimerFunds
Balanced
Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the Janis Aspen Series Worldwide Growth Portfolio Subaccount only if you had Accumulation Units in that Closed Subaccount as of November 30, 2004 and to the Oppenheimer Balanced Fund Subaccount only if you have Accumulation Units in that Closed Subaccount as of April 30, 2009. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Interests in the Closed Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these Closed Subaccounts or any other Subaccounts.
Substitutions of Portolios
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2008. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the BlackRock Money Market V.I. Fund Subaccount and the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of each Subaccount’s inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.
The tables below give year-end Accumulation Unit Information for the Commodore Helmsman® and Commodore Majesty® variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2008. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of August 1, 2002 (the effective date of the Closed Subaccounts).
The Commodore Helmsman® (Current Contract)

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Janus Aspen Worldwide Portfolio-Service Shares (formerly Worldwide Growth Portfolio)
8.230213	13,034.313	12/31/08
15.290105	11,599.256	12/31/07
14.180534	11,403.652	12/31/06
12.194095	10,485.439	12/31/05
11.714601	8,359.595	12/31/04
11.366047	5,065.608	12/31/03
9.318424	127.119	12/31/02
Oppenheimer Balanced Fund/VA-Service Shares
8.584146	49,564.197	12/31/08
15.441489	45,706.236	12/31/07
15.134385	34,481.046	12/31/06
13.845465	22,442.978	12/31/05
13.544122	9,737.840	12/31/04
12.510784	2,572.851	12/31/03
10.174161	446.222	12/31/02

4

The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)
* See The Commodore Helmsman® Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Worldwide Portfolio-Service Shares (formerly Worldwide Growth Portfolio)
8.266551	0.000	8.186684	0.000	12/31/08
15.207004	0.000	15.083186	0.000	12/31/07
14.117861	0.000	14.024364	0.000	12/31/06
12.152487	0.000	12.090342	0.000	12/31/05
11.686442	0.000	11.644337	0.000	12/31/04
11.350163	0.000	11.326374	0.000	12/31/03
9.314569	0.000	9.308784	0.000	12/31/02
Oppenheimer Balanced Fund/VA-Service Shares
8.528772	0.000	8.446412	0.000	12/31/08
15.357535	0.000	15.232515	0.000	12/31/07
15.067469	0.000	14.967701	0.000	12/31/06
13.798209	0.000	13.727655	0.000	12/31/05
13.511568	86.278	13.462894	0.000	12/31/04
12.493301	56.379	12.467123	0.000	12/31/03
10.169952	0.000	10.163648	0.000	12/31/02
The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)
* See The Commodore Helmsman® Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Worldwide Portfolio-Service Shares (formerly Worldwide Growth Portfolio)
8.160287	424.432	8.107515	0.000	12/31/08
15.042227	482.140	14.960272	0.000	12/31/07
13.993415	731.037	13.931425	0.000	12/31/06
12.069759	624.332	12.028503	0.000	12/31/05
11.630396	1,333.949	11.602418	0.000	12/31/04
11.318524	300.808	11.302696	0.000	12/31/03
9.306871	22.567	9.303025	0.000	12/31/02
Oppenheimer Balanced Fund/VA-Service Shares
8.419180	899.446	8.364761	8,076.208	12/31/08
15.191156	758.260	15.108425	1,456.119	12/31/07
14.934682	813.649	14.868562	1,456.119	12/31/06
13.704308	949.326	13.657493	1,546.079	12/31/05
13.446792	744.297	13.414464	0.000	12/31/04
12.458480	468.801	12.441081	0.001	12/31/03
10.161559	1.472	10.157364	22.324	12/31/02

5

The Commodore Majesty® (Current Contract)

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year
Janus Aspen Worldwide Portfolio-Service Shares (formerly Worldwide Growth Portfolio)
8.186684	84.326	12/31/08
15.083186	1,654.943	12/31/07
14.024364	1,640.969	12/31/06
12.090342	1,987.708	12/31/05
11.644337	7,101.524	12/31/04
11.326374	1,629.026	12/31/03
9.308784	1,604.064	12/31/02
Oppenheimer Balanced Fund/VA-Service Shares (Inception Date 8/1/2002)
8.446412	16,945.631	12/31/08
15.232515	25,972.261	12/31/07
14.967701	32,047.486	12/31/06
13.727655	32,692.009	12/31/05
13.462894	16,454.602	12/31/04
12.467123	6,784.438	12/31/03
10.163648	2,407.651	12/31/02

6

APPENDIX B: PORTFOLIOS
Janus Aspen Series
Worldwide Portfolio (formerly Worldwide Growth Portfolio) — Institutional Shares
Advisor — Janus Capital Management LLC
This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio normally invests in issuers from several different countries, including the U.S. The portfolio may, under unusual circumstances, invest in a single country. The portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities.
Oppenheimer Variable Account Funds
Balanced Fund — Service Shares
Advisor — OppenheimerFunds, Inc.
The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
Access100 Contracts
ContributorPlus® Contracts
Flex(b) Contracts
Helmsman Contracts
Majesty Contracts
TotalGroup® Contracts
Transition20® Contracts
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009
This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of a Contract prospectus dated May 1, 2009, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.
We filed a separate Registration Statement with the SEC under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.

•	Access100 Contracts	File No. 333-148676
•	ContributorPlus Contracts	File No. 333-148459
•	Flex(b) Contracts	File No. 333-148444
•	Helmsman Contracts	File No. 333-88300
•	Majesty Contracts	File No. 333-88302
•	TotalGroup Contracts	File No. 333-148940
•	Transition20 Contracts	File No. 333-148387
Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
SERVICES
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.
Experts
The financial statements of the Separate Account at December 31, 2008 and for each of the two years in the period then ended, and of the Company at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

3

DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.
The approximate commissions received and retained by Great American Advisors®, Inc. (“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

	Year End		Year End		Year Ended
Contract and	12/31/2008		12/31/2007		12/31/2006
Registration No.	Received	Retained	Received	Retained	Received	Retained
Access100 333-148676	$5,329	$0	—	—	—	—
ContributorPlus® 333-148459	$57,725	$0	—	—	—	—
Flex(b) 333-148444	$57,312	$0	—	—	—	—
The Commodore Helmsman® 333-88300	$531,396	$13,131	$771,806	$20,274	$900,107	$12,021
The Commodore Majesty® 333-88302	$115,815	$69,538	$84,020	$29,623	$50,103	$16,198
TotalGroup® 333-148940	$227	$0	—	—	—	—
Transition20® 333-148387	$34,696	$0	—	—	—	—

4

PERFORMANCE INFORMATION
We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:
•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for the Money Market Subaccount)
Standardized Total Return—Average Annual Total Return
The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T) n = ERV
Where:
P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

N	=	number of years

ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.
Adjusted Historical Total Return Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

5

Non-Standardized Total Return—Cumulative Total Return
Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) - 1
Where:
CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

P	=	a hypothetical initial payment of $1,000
In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.
Standardized Yield for the Money Market Subaccount
Current Annualized Yield
In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.
The current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:
BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:
AUV at end of 7-day period - AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.
Effective Yield
SEC rules also permit us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1

6

Additional Information about Yields
The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.
In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.
How to Obtain Current Yield Information
You may obtain current 7-day yield information for the Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.
BENEFIT UNIT TRANSFER FORMULAS
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 — BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans) BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
     Where:
•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

7

FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

8

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.
The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2008 and for the years ended December 31, 2008 and 2007, and the Company’s audited financial statements at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

9

Annuity Investors Life Insurance Company
Financial Statements
Years ended December 31, 2008, 2007 and 2006
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm
Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2008 and 2007, and the related statements of earnings, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 10, 2009

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET
(Dollars in thousands)

	December 31
	2008	2007
ASSETS
Invested assets:
Fixed maturities:
Available for sale — at fair value (amortized cost — $1,158,709 and $927,157)	$997,579	$921,706
Equity securities — at fair value
Common stocks (cost — $3,501 and $18,697)	2,304	14,563
Perpetual preferred stocks (cost — $3,000 and $0)	2,467	—
Policy loans	50,654	38,688
Cash and cash equivalents	85,407	49,794

Total cash and investments	1,138,411	1,024,751

Accrued investment income	12,778	11,855
Unamortized insurance acquisition costs, net	252,027	158,224
Receivables from affiliates	350	283
Deferred tax on unrealized losses	30,986	2,449
Other assets	4,651	6,269
Variable annuity assets (separate accounts)	415,896	692,493

Total assets	$1,855,099	$1,896,324

LIABILITIES
Annuity benefits accumulated	$1,308,588	$1,033,629
Current and deferred federal income tax payable	23,059	31,107
Accounts payable, accrued expenses, and other liabilities	10,019	11,768
Variable annuity liabilities (separate accounts)	415,896	692,493

Total liabilities	1,757,562	1,768,997

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	141,909	105,550
Retained earnings	10,676	23,827
Accumulated other comprehensive loss, net of tax	(57,548)	(4,550)

Total stockholder’s equity	97,537	127,327

Total liabilities and stockholder’s equity	$1,855,099	$1,896,324

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF EARNINGS
(In thousands)

	Year Ended December 31
	2008	2007	2006
Revenues:
Net investment income	$69,072	$54,239	$45,067
Realized losses on securities	(22,808)	(1,373)	(1,068)
Annuity policy charges	13,682	15,254	14,175
Other income	1,074	1,435	1,376

Total revenues	61,020	69,555	59,550

Costs and expenses:
Annuity benefits	41,587	29,668	26,803
Insurance acquisition expenses, net	28,790	17,446	13,708
Other expenses	13,298	10,527	8,746

Total costs and expenses	83,675	57,641	49,257

(Loss) earnings before income taxes	(22,655)	11,914	10,293
Provision for income tax (benefit) expense	(9,504)	2,602	2,791

Net (loss) earnings	$(13,151)	$9,312	$7,502

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2008	2007	2006
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning of year	$105,550	$100,550	$100,550
Capital contribution from parent — cash	32,000	—	—
Capital contribution from parent — non-cash	4,359	5,000	—

Balance at end of year	$141,909	$105,550	$100,550

Retained Earnings:
Balance at beginning of year	$23,827	$14,515	$7,013
Net (loss) earnings	(13,151)	9,312	7,502

Balance at end of year	$10,676	$23,827	$14,515

Accumulated other comprehensive (loss) income, net:
Balance at beginning of year	$(4,550)	$(968)	$1,199
Change in net unrealized losses on securities, net of tax	(52,998)	(3,582)	(2,167)

Balance at end of year	$(57,548)	$(4,550)	$(968)

Comprehensive (Loss) Income:
Net (loss) earnings	$(13,151)	$9,312	$7,502
Change in net unrealized losses during the year	(52,998)	(3,582)	(2,167)

Comprehensive (loss) income	$(66,149)	$5,730	$5,335

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2008	2007	2006
Cash flows from operating activities:
Net (loss) earnings	$(13,151)	$9,312	$7,502
Adjustments:
Benefits to annuity policyholders	41,587	29,668	26,803
Amortization of insurance acquisition costs	26,406	15,027	11,790
Depreciation and amortization	(3,519)	95	(470)
Realized losses on investments, net	22,808	1,373	1,068
Increase in insurance acquisition costs	(33,853)	(32,858)	(26,750)
Increase in accrued investment income	(923)	(1,317)	(1,599)
(Decrease) increase in payable to affiliates, net	(3,690)	2,813	24,741
(Decrease) increase in other liabilities	(1,565)	2,164	5,833
Increase in other assets	(5,948)	(1,230)	(1,136)
Other, net	1	(132)	(106)

Net cash provided by operating activities	28,153	24,915	47,676

Cash flows from investing activities:
Purchases of investments in:
Fixed maturities	(468,572)	(291,763)	(196,365)
Equity securities	(5,058)	(9,701)	(9,496)
Maturities and redemptions of fixed maturity investments Sales of:	70,318	46,713	34,215
Fixed maturity investments	148,563	78,122	96,940
Equity securities	7,705	595	—
Increase in policy loans, net	(11,966)	(9,903)	(8,522)

Net cash used in investing activities	(259,010)	(185,937)	(83,228)

Cash flows from financing activities:
Annuity receipts, net of separate account activity	418,334	319,271	277,237
Annuity surrenders, benefits, and withdrawals, net of separate account activity	(229,732)	(253,400)	(199,179)
Net transfers from variable annuity assets	45,868	59,629	25,764
Capital contribution from parent	32,000	5,000	—

Net cash provided by financing activities	266,470	130,500	103,822

Net increase (decrease) in cash and cash equivalents	35,613	(30,522)	68,270
Beginning cash and cash equivalents	49,794	80,316	12,046

Ending cash and cash equivalents	$85,407	$49,794	$80,316

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).
AILIC’s products include variable, fixed and fixed indexed annuities. The products are marketed to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.
FAIR VALUE MEASUREMENTS
Effective January 1, 2008, AILIC adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. In 2008, the FASB delayed the effective date of SFAS 157 for all nonrecurring fair value measurements of nonfinancial assets and liabilities until fiscal years beginning after November 15, 2008. Adoption of SFAS 157 did not have a significant impact on AILIC’s financial condition or results of operations.
INVESTMENTS
Fixed maturity securities and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in a separate component of stockholder’s equity. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost; policy loans are carried at the aggregate unpaid balance.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.
DERIVATIVES
Derivatives included in AILIC’s balance sheet are recorded at fair value and consist primarily of (i) the equity-based component of certain indexed-annuity products, (included in annuity benefits accumulated), and (ii) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in current earnings.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the statement of earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other Expenses.”
DPAC (principally commissions, advertising, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. Unamortized insurance acquisition costs also include capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.
DPAC related to annuity products is deferred to the extent deemed recoverable and is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.
To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses). DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of “Accumulated other comprehensive loss, net of tax” in the stockholder’s equity section of the Balance Sheet.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in “annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.
Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate account assets related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME TAXES
The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.
Deferred taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax basis and are measured using enacted tax rates. Deferred tax assets are recognized if it is more likely than not that a benefit will be realized.
AILIC implemented FASB Implementation No. 48, “Accounting for Uncertainty in Income Taxes (an interpretation of FASB Statement No. 109)” (“FIN 48”) on January 1, 2007. FIN 48 sets forth criteria for recognition and measurement of tax positions taken or expected to be taken in a tax return. FIN 48 requires that companies recognize the impact of a tax position if that position is more likely than not of being sustained on audit, based on the technical merits of the position. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure.
BENEFIT PLANS
Prior to July 1, 2006, GAFRI maintained a defined contribution plan that combined a retirement plan and 401(k) plan. Effective that date, the Company’s plan was merged with a similar plan sponsored by AFG. As a result, GAFRI employees who meet the eligibility requirements participate in that plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide health care benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.
STATEMENT OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from contract owners and providing them with a return on their investments. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS
The framework established by SFAS 157 for measuring fair value is based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:
Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.)
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.
Level 3 — Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.
AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available. AILIC’s level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities and mortgage-backed securities priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, readily available market information. AILIC’s management is responsible for the valuation process and uses data from outside sources in establishing fair value. This data is reviewed by internal investment professionals who determine appropriate fair value measurements.
Amounts reported as fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non performance risk of the Company.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
Assets and liabilities measured at fair value on December 31, 2008, are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities:
Available for Sale	$17,720	$941,196	$38,663	$997,579
Equity securities:
Common stocks	2,304	—	—	2,304
Perpetual preferred stocks	2,467	—	—	2,467
Separate account assets (a)	—	415,896	—	415,896
Other assets (purchase call options)	—	1,943	—	1,943

Total assets accounted for at fair value	$22,491	$1,359,035	$38,663	$1,420,189

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$16,122	$16,122

	$—	$—	$16,122	$16,122

(a)	Separate account liabilities equal the fair value for separate account assets.
Approximately 3% of the total assets measured at fair value were Level 3 assets. Approximately 53% of these assets were mortgage-backed securities whose fair value were determined primarily using non-binding broker quotes; the balance was primarily private placement debt whose fair values were determined internally using significant unobservable inputs, including the evaluation of underlying collateral and issuer creditworthiness, as well as certain Level 2 inputs such as comparable yields and multiples on similar publicly traded issues.
Changes in balances of Level 3 financial assets and liabilities during 2008 are presented below (in thousands). Transfers into (out of) Level 3 are due to a change in the availability of market observable inputs for individual securities and are reflected in the table at the fair value as of the date of transfer.

	Fixed Maturities	Embedded
	Available for Sale	Derivatives

Balance at January 1, 2008	$5,064	$12,959
Total realized/unrealized gains (losses):
Included in net income (loss)	(417)	(4,722)
Included in other comprehensive loss	(7,265)	—
Purchases, sales, issuances and settlements	35,817	7,885
Transfers into Level 3	5,464	—

Balance at December 31, 2008	$38,663	$16,122

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
The following table presents the carrying values and estimated fair values of the Company’s financial instruments December 31 (in thousands):

	2008		2007
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets
Fixed maturity investments	$997,579	$997,579	$921,706	$921,706
Equity securities	4,771	4,771	14,563	14,563
Policy loans	50,654	50,654	38,688	38,688
Cash and cash equivalents	85,407	85,407	49,794	49,794
Variable annuity assets (separate accounts)	415,896	415,896	692,493	692,493

Liabilities
Annuity benefits accumulated	$1,308,588	$1,154,502	$1,033,629	$971,072
Variable annuity liabilities (separate accounts)	415,896	415,896	692,493	692,493
The carrying value of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. Separate account assets are stated at the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. For 2007, the fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates and the fair value of annuities in the accumulation phase was assumed to be the policyholders’ cash surrender amount. For 2008, pursuant to SFAS No. 157, the fair value of all annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS
Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2008
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains		Losses

U.S. Government and government agencies and authorities	$23,167	$24,506		$1,617	$(278)
Public utilities	87,298	85,441		1,532	(3,389)
Mortgage-backed securities	511,911	398,780		129	(113,260)
All other corporate	536,333	488,852		4,955	(52,436)

	$1,158,709	$997,579		$8,233	$(169,363)

Common stocks	$3,501	$2,304	$		$(1,197)

Perpetual preferred stock	$3,000	$2,467		$—	$(533)

	2007
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$30,408	$31,068	$940	$(280)
Public utilities	67,695	68,519	1,317	(493)
Mortgage-backed securities	360,729	356,719	2,110	(6,120)
All other corporate	468,325	465,400	6,160	(9,085)

	$927,157	$921,706	$10,527	$(15,978)

Common stocks	$18,697	$14,563	$—	$(4,134)

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008 and 2007.

	2008
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$278	$5,849	$—	$—
Public utilities	2,086	28,676	1,303	14,323
Mortgage-backed securities	64,864	250,438	48,396	132,160
All other corporate	18,789	197,220	33,647	176,426

Total fixed maturity investments	$86,017	$482,183	$83,346	$322,909

Common stocks	$—	$—	$1,197	$1,904

Perpetual preferred stock	$533	$2,467	$—	$—

	2007
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$278	$2,853	$2	$2,999
Public utilities	210	7,974	283	12,054
Mortgage-backed securities	1,567	65,812	4,553	172,871
All other corporate	4,549	85,226	4,536	142,746

Total fixed maturity investments	$6,604	$161,865	$9,374	$330,670

Common stocks	$4,134	$14,563	$—	$—

The gross unrealized losses on AILIC’s fixed maturity investments increased during 2008 due primarily to the widespread deteriorating economic conditions resulting in wider spreads on certain of AILIC’s fixed income securities. At December 31, 2008, the gross unrealized losses on fixed maturities relate to approximately 457 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 92% of the total unrealized losses and 96% of the fair value. Of the mortgage-backed securities, 80% of the unrealized losses relate to AAA or AA rated securities. Management believes that AILIC will recover its cost basis in the securities having unrealized losses at December 31, 2008 and that AILIC has the ability and intent to hold such securities until they recover in value or mature.
AILIC’s $398.8 million investment in mortgage-backed securities (“MBSs”) represented approximately 40% of its fixed maturities at December 31, 2008. MBSs are subject to significant prepayment risk due to the fact that, in periods of declining interest rates, mortgages may be repaid more rapidly than scheduled as borrowers refinance higher rate mortgages to take advantage of lower rates. At December 31, 2008, approximately 84% of AILIC’s MBSs were rated “AAA” or “AA.” At December 31, 2008, AILIC owned $26.5 million (representing 3% of AILIC’s total fixed maturity portfolio) of MBSs in which the underlying collateral is subprime mortgages. At that date, the net unrealized loss on these securities was approximately $7.5 million. The securities are collateralized by substantially all fixed rate mortgages and have an overall average life of 4.20 years. At December 31, 2008,

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
AILIC owned approximately $73.0 million in Alt-A securities (risk profile between prime and subprime) with an average life of approximately 5.52 years, the vast majority of which are backed by fixed rate mortgages. The unrealized loss on Alt-A securities was $30.5 million at December 31, 2008.
The table below sets forth the scheduled maturities of AILIC’s fixed maturities based on fair value as of December 31, 2008 (in thousands). Asset-backed securities and other securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. Mortgage-backed securities had an average life of approximately 5.63 years at December 31, 2008.

	Amortized	Fair	Fair
	Cost	Value	Value %

Maturity
One year or less	$—	$—	—%
After one year through five years	74,282	72,578	7
After five years through ten years	454,724	418,916	42
After ten years	117,792	107,305	11

Subtotal	$646,798	$598,799	60

Mortgage-backed securities	511,911	398,780	40

Total bonds by maturity	$1,158,709	$997,579	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
Proceeds from sales of fixed maturity investments were $148.6 million in 2008, $78.1 million in 2007, and $96.9 million in 2006.
At December 31, 2008, U.S. Treasury Notes with a carrying value of $8.0 million were on deposit as required by the insurance departments of various states.
For the years ended December 31, 2008, 2007 and 2006, respectively, AILIC has recorded charges (included in realized losses on securities) of $21.3 million, $1.8 million and $0.3 million for other than temporary impairments of fixed maturity and equity securities. Gross gains and losses (excluding impairment writedowns and changes in fair value of derivatives) on available for sale fixed maturity investment transactions included in the Statement of Cash Flows consisted of the following (in millions):

	2008	2007	2006
Gross Gains	$2.5	$1.1	$0.4
Gross Losses	(10.5)	(1.8)	(1.8)

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
Net investment income by investment type consisted of the following (in thousands):

	2008	2007	2006
Fixed maturities	$65,002	$50,395	$42,031
Equity securities	301	73	—
Short-term investments	806	1,405	1,991
Cash on hand and on deposit	70	209	110
Policy loans	3,077	2,309	1,630
Other	321	366	411

Gross investment income	69,577	54,757	46,173
Investment expenses	(505)	(518)	(1,106)

Net investment income	$69,072	$54,239	$45,067

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.4 million in 2008, $0.5 million in 2007, and $1.1 million in 2006.
In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs related to annuities and certain other balance sheet amounts be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table (in thousands) shows the components of the net unrealized loss on securities that is included in Accumulated Other Comprehensive (Loss) Income in AILIC’s balance sheet.

	2008
	Pre-tax	Deferred Tax	Net
Unrealized loss on:
Fixed maturities — available for sale	$(161,130)	$56,396	$(104,734)
Equity securities	(1,730)	605	(1,125)
Deferred policy acquisition costs	73,688	(25,791)	47,897
Annuity benefits accumulated	638	(224)	414

	$(88,534)	$30,986	$(57,548)

	2007
	Pre-tax	Deferred Tax	Net
Unrealized loss on:
Fixed maturities — available for sale	$(5,451)	$1,907	$(3,544)
Equity securities	(4,134)	1,447	(2,687)
Deferred policy acquisition costs	2,587	(906)	1,681

	$(6,998)	$2,448	$(4,550)

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
E. UNAMORTIZED INSURANCE ACQUISITION COSTS
Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2008	2007
Deferred policy acquisition costs (“DPAC”)	$162,063	$146,640
Policyholder sales inducements	16,276	8,997
Unrealized DPAC adjustment	73,688	2,587

Unamortized insurance costs, net	$252,027	$158,224

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized losses on securities had actually been realized (see Note B to the Financial Statements).
During 2008, 2007 and 2006, the Company capitalized $8.1 million, $5.6 million and $3.2 million relating to sales inducements offered to annuity policyholders.
F. STOCKHOLDER’S EQUITY
Total statutory capital and surplus of the Company at December 31, 2008 and 2007, respectively, was $78.6 million and $65.9 million.
The maximum amount of dividends that can be paid to stockholder’s in 2009 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2009 will require prior approval based on statutory earned deficit.
Comprehensive income (loss) is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income (loss) includes net earnings (loss) and changes in net unrealized gains or losses on available for sale securities.
The change in net unrealized losses on marketable securities, a component of accumulated other comprehensive (loss) income, net, included the following for the year ended December 31 (in thousands):

	2008
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(104,343)	$36,520	$(67,823)
Realized losses on securities	22,808	(7,983)	14,825

Change in net unrealized losses on marketable securities	$(81,535)	$28,537	$(52,998)

	2007
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(6,883)	$2,409	$(4,474)
Realized losses on securities	1,373	(481)	892

Change in net unrealized losses on marketable securities	$(5,510)	$1,928	$(3,582)

	2006
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(4,401)	$1,538	$(2,863)
Realized losses on securities	1,068	(372)	696

Change in net unrealized losses on marketable securities	$(3,333)	$1,166	$(2,167)

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
G. FEDERAL INCOME TAXES
The Company’s 2008 effective tax benefit rate of 42% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.7 million relating to AILIC’s variable annuity separate accounts. The 2007 effective tax rate of 21.8% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.2 million.
Deferred tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes. The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on securities, included in the Balance Sheets in “Current and deferred federal income tax payable,” were as follows (in thousands):

	December 31,
	2008	2007

Deferred tax assets:
Policyholder liabilities	$26,196	$24,677
Investment securities	6,169	(355)
Other, net	3,146	2,502

	35,511	26,824
Deferred tax liabilities:
Unamortized insurance acquisition costs	(62,419)	(54,473)

Net deferred tax liability	$(26,908)	$(27,649)

The increase in the deferred tax asset related to investment securities at year end 2008 compared to 2007 is due primarily to impairments on AILIC’s investment portfolio.
In accordance with FIN 48 the Company had no uncertain tax positions at December 31, 2008, however, AILIC has an open tax item related to a separate account dividend received deduction that will be headed to IRS appeals.
As of December 31, 2008, AILIC’s 2006 through 2008 tax years remain subject to examination by the Internal Revenue Service.
H. ADDITIONAL INFORMATION
At December 31, 2008, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on those dates) exceeded the fair value of the underlying variable annuities by $191.3 million, compared to $41.4 million at December 31, 2007. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $2.3 million GAAP reserve at December 31, 2008 compared to a $0.4 million GAAP reserve at December 31, 2007. Death benefits paid in excess of the variable annuity account balances were $0.3 million, $0.3 million and $0.4 million for 2008, 2007 and 2006, respectively. The weighted average age of these policyholders was 47 years old at December 31, 2008.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2008, 2007 and 2006, AILIC paid $2.7 million, $4.0 million and $3.5 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2008, 2007 and 2006, AILIC paid $17.4 million, $18.9 million and $13.8 million, respectively, for services to affiliates.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
H. ADDITIONAL INFORMATION (CONTINUED)
AILIC expensed approximately $0.6 million in 2008, $0.5 million in 2007 and $0.3 million in 2006 for its retirement and employee savings plans.
I. RECENT ACCOUNTING STANDARDS
In March 2008, the Financial Accounting Standards Board issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” which is effective January 1, 2009, for calendar year companies. SFAS No. 161 amends and expands the disclosure requirements of SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities.” SFAS No. 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

18

Financial Statements
Annuity Investors Variable Account C
Year Ended December 31, 2008
With Report of Independent Registered
Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C
Financial Statements
Year Ended December 31, 2008

Report of Independent Registered Public Accounting Firm
Contract Holders of Annuity Investors Variable Account C
and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account C (“the Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2008, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account C at December 31, 2008, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 10, 2009

1

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	12,728.673	$328,700	$251,391
Financial Services Fund	27,070.449	310,740	111,530
Global Health Care Fund	56,728.971	1,050,459	707,410
Small Cap Equity Fund	39,610.053	587,025	420,657
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	85,410.117	1,307,519	661,073
Global Real Estate Fund	9,536.154	110,333	86,778
Government Securities Fund	129,280.857	1,587,954	1,676,773
International Growth Fund	67.206	1,481	1,292
Mid Cap Core Equity Fund	41,165.834	516,396	350,732
Utilities Fund	83,001.012	1,743,274	1,103,913
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio	2,463.597	29,676	26,927
American Century Variable Portfolios — Class I:
Vista Fund	55,867.616	963,290	601,694
American Century Variable Portfolios — Class II:
Large Company Value Fund	49,092.271	576,329	375,553
Mid Cap Value Fund	24,399.109	306,017	238,377
Ultra Fund	15,972.539	142,134	95,675
Calamos Advisors Trust:
Growth and Income Portfolio	118,554.119	1,453,829	1,110,850
Davis Variable Account Fund, Inc.:
Value Portfolio	55,823.062	575,742	461,097
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	21,380.439	561,424	421,407
Stock Index Fund, Inc.	260,699.196	8,623,604	5,996,080
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	26,643.800	251,351	169,720
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	3,116.823	34,692	24,371
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	2,253,158.392	2,253,158	2,253,158
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	16,594.891	630,724	476,273
DWS Variable Series II — Class A:
Global Thematic	514.308	4,179	3,003
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	351,863.740	2,888,023	2,719,906
Ibbotson Conservative ETF Asset Allocation Portfolio	95,998.757	921,184	940,787
Ibbotson Growth ETF Asset Allocation Portfolio	521,547.960	4,154,919	3,593,464
Ibbotson Income/Growth ETF Asset Allocation Portfolio	138,731.027	1,256,197	1,211,122
Franklin Templeton Variable Insurance Products Trust — Class 2:
Mutual Securities Fund	16,144.181	190,631	190,178
U.S. Government Fund	8,045.635	101,096	104,512
Foreign Securities Fund	21,227.096	364,939	228,403
Janus Aspen Series — Service Shares:
Balanced Portfolio	90,514.292	2,415,835	2,149,714
International Growth Portfolio	70,927.221	3,357,748	1,844,816
Large Cap Growth Portfolio	41,587.083	852,467	647,925
Mid Cap Growth Portfolio	15,682.699	480,787	324,631
INTECH Risk-Managed Core Portfolio	11,387.045	141,363	90,186
Worldwide Growth Portfolio	5,895.388	165,017	112,601
Neuberger Berman Advisors Management Trust — Class S:
Small-Cap Growth Portfolio	19,938.920	261,639	166,491
Guardian Portfolio	83,232.041	1,445,522	1,030,412
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	80,655.740	1,227,952	675,895
Capital Appreciation Fund	20,005.098	754,720	508,529
Global Securities Fund	42,145.414	1,279,995	843,751
Main Street Fund	38,972.110	867,244	561,977
Main Street Small Cap Fund	99,776.953	1,672,299	1,051,648
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	109,214.451	836,041	618,151
Real Return Portfolio	324,636.242	4,078,066	3,655,404
Total Return Portfolio	340,514.380	3,594,912	3,510,703
Rydex Variable Trust:
Sector Rotation Fund	64,205.203	948,922	581,058
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	88,083.597	1,018,729	872,906
Mid-Cap Growth Portfolio	14,916.560	142,101	86,665
U.S. Mid Cap Value Portfolio	150,767.860	2,342,306	1,159,403
U.S. Real Estate Portfolio	289,725.945	5,792,101	2,378,650
Value Portfolio	197,167.809	2,388,096	1,319,051
Wilshire Variable Insurance Trust:
2015 Moderate Fund	13,256.112	126,767	106,311
2025 Moderate Fund	5,476.725	57,411	41,292
2035 Moderate Fund	8,021.192	77,802	57,270
The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund - 1.40% series contract	26,582.853	$7.938572	$211,030
Core Equity Fund - 1.65% series contract	4,045.938	7.884694	31,901
Core Equity Fund - 1.70% series contract	295.955	7.873964	2,330
Core Equity Fund - 1.80% series contract	780.637	7.852466	6,130
Financial Services Fund - 1.40% series contract	18,987.858	4.792030	90,990
Financial Services Fund - 1.65% series contract	4,196.236	4.715074	19,786
Financial Services Fund - 1.70% series contract	160.484	4.699865	754
Global Health Care Fund - 1.40% series contract	61,445.702	10.733033	659,499
Global Health Care Fund - 1.65% series contract	2,288.017	10.560826	24,163
Global Health Care Fund - 1.70% series contract	2,195.587	10.526806	23,113
Global Health Care Fund - 1.80% series contract	60.719	10.458720	635
Small Cap Equity Fund - 1.00% series contract	68.214	7.120692	486
Small Cap Equity Fund - 1.25% series contract	6,565.812	7.108560	46,673
Small Cap Equity Fund - 1.40% series contract	36,897.224	6.591393	243,204
Small Cap Equity Fund - 1.45% series contract	282.070	7.098860	2,002
Small Cap Equity Fund - 1.50% series contract	41.033	6.580131	270
Small Cap Equity Fund - 1.55% series contract	6,645.486	7.094011	47,143
Small Cap Equity Fund - 1.65% series contract *	2,459.382	7.089159	17,435
Small Cap Equity Fund - 1.65% series contract	9,078.954	6.563278	59,588
Small Cap Equity Fund - 1.70% series contract	167.152	6.557666	1,096
Small Cap Equity Fund - 1.75% series contract	9.900	7.084301	70
Small Cap Equity Fund - 1.80% series contract	410.934	6.546427	2,690
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund - 1.00% series contract	656.761	5.795762	3,806
Capital Development Fund - 1.25% series contract	8,875.699	5.785890	51,354
Capital Development Fund - 1.40% series contract	54,315.270	9.884056	536,855
Capital Development Fund - 1.45% series contract	595.596	5.777974	3,441
Capital Development Fund - 1.55% series contract	503.078	5.774023	2,905
Capital Development Fund - 1.65% series contract *	9.850	5.770072	57
Capital Development Fund - 1.65% series contract	4,320.334	9.725463	42,017
Capital Development Fund - 1.70% series contract	1,037.717	9.694108	10,060
Capital Development Fund - 1.75% series contract	603.082	5.766107	3,477
Capital Development Fund - 1.80% series contract	625.883	9.631430	6,028
Capital Development Fund - 1.95% series contract	186.259	5.758201	1,073
Global Real Estate Fund - 1.00% series contract	318.461	5.465460	1,741
Global Real Estate Fund - 1.25% series contract	11,761.136	5.456138	64,170
Global Real Estate Fund - 1.45% series contract	323.015	5.448671	1,760
Global Real Estate Fund - 1.55% series contract	901.578	5.444932	4,909
Global Real Estate Fund - 1.65% series contract	2,044.425	5.441204	11,124
Global Real Estate Fund - 1.75% series contract	532.820	5.437471	2,897
Global Real Estate Fund - 1.95% series contract	32.648	5.429994	177
Government Securities Fund - 1.40% series contract	59,561.758	12.216679	727,647
Government Securities Fund - 1.65% series contract	73,630.487	12.020754	885,094
Government Securities Fund - 1.70% series contract	2,694.620	11.982023	32,287
Government Securities Fund - 1.80% series contract	2,666.626	11.904572	31,745
International Growth Fund - 1.00% series contract	75.703	6.255352	474
International Growth Fund - 1.25% series contract	100.732	6.244704	629
International Growth Fund - 1.55% series contract	10.360	6.231920	65
International Growth Fund - 1.65% series contract	9.960	6.227659	62
International Growth Fund - 1.75% series contract	9.960	6.223396	62
Mid Cap Core Equity Fund - 1.00% series contract	9.860	7.208720	71
Mid Cap Core Equity Fund - 1.25% series contract	1,713.837	7.196454	12,334
Mid Cap Core Equity Fund - 1.40% series contract	26,043.820	12.182186	317,271
Mid Cap Core Equity Fund - 1.55% series contract	10.260	7.181718	74
Mid Cap Core Equity Fund - 1.65% series contract *	9.860	7.176816	71
Mid Cap Core Equity Fund - 1.65% series contract	1,476.077	11.986767	17,693
Mid Cap Core Equity Fund - 1.70% series contract	173.610	11.948138	2,074
Mid Cap Core Equity Fund - 1.75% series contract	159.471	7.171892	1,144
Utilities Fund - 1.40% series contract	67,917.909	13.219963	897,872
Utilities Fund - 1.50% series contract	81.372	13.157355	1,071
Utilities Fund - 1.65% series contract	15,483.801	13.063994	202,280
Utilities Fund - 1.70% series contract	206.418	13.033041	2,690
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio - 1.00% series contract	79.140	4.812121	381
International Value Portfolio - 1.25% series contract	3,918.322	4.803904	18,823
International Value Portfolio - 1.45% series contract	339.287	4.797333	1,628
International Value Portfolio - 1.55% series contract	1,251.483	4.794041	6,000
International Value Portfolio - 1.65% series contract	9.920	4.790762	48
International Value Portfolio - 1.75% series contract	9.920	4.787477	47
American Century Variable Portfolios — Class I:
Vista Fund - 1.00% series contract	10.000	5.680969	57
Vista Fund - 1.25% series contract	4,798.339	5.671284	27,213
Vista Fund - 1.40% series contract	54,891.436	8.319404	456,664
Vista Fund - 1.50% series contract	171.008	8.284943	1,417
Vista Fund - 1.55% series contract	547.947	5.659653	3,101
Vista Fund - 1.65% series contract *	4,968.497	5.655781	28,101
Vista Fund - 1.65% series contract	9,846.739	8.233535	81,073
Vista Fund - 1.70% series contract	402.142	8.216467	3,304
Vista Fund - 1.75% series contract	10.000	5.651894	57
Vista Fund - 1.80% series contract	86.379	8.182309	707
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2009.

3

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
American Century Variable Portfolios — Class II:
Large Company Value Fund - 1.00% series contract	9.820	$6.567284	$64
Large Company Value Fund - 1.25% series contract	87.889	6.556100	576
Large Company Value Fund - 1.40% series contract	44,537.203	7.646966	340,574
Large Company Value Fund - 1.55% series contract	10.220	6.542669	67
Large Company Value Fund - 1.65% series contract *	9.820	6.538193	64
Large Company Value Fund - 1.65% series contract	4,511.614	7.568031	34,144
Large Company Value Fund - 1.75% series contract	9.820	6.533709	64
Mid Cap Value Fund - 1.00% series contract	9.790	7.635021	75
Mid Cap Value Fund - 1.25% series contract	1,323.709	7.622035	10,089
Mid Cap Value Fund - 1.40% series contract	16,185.293	9.634492	155,937
Mid Cap Value Fund - 1.55% series contract	1,203.949	7.606429	9,158
Mid Cap Value Fund - 1.65% series contract *	9.790	7.601231	74
Mid Cap Value Fund - 1.65% series contract	5,427.643	9.535082	51,753
Mid Cap Value Fund - 1.70% series contract	735.865	9.515326	7,002
Mid Cap Value Fund - 1.75% series contract	9.790	7.596018	74
Mid Cap Value Fund - 1.80% series contract	444.868	9.475791	4,215
Ultra Fund - 1.40% series contract	12,424.308	6.813422	84,652
Ultra Fund - 1.65% series contract	1,634.783	6.743089	11,023
Calamos Advisors Trust:
Growth and Income Portfolio - 1.00% series contract	9.880	7.214261	71
Growth and Income Portfolio - 1.25% series contract	3,523.806	7.201989	25,378
Growth and Income Portfolio - 1.40% series contract	145,392.620	7.007788	1,018,881
Growth and Income Portfolio - 1.55% series contract	10.280	7.187246	74
Growth and Income Portfolio - 1.65% series contract *	1,258.639	7.182336	9,040
Growth and Income Portfolio - 1.65% series contract	6,375.101	6.978054	44,486
Growth and Income Portfolio - 1.70% series contract	1,215.884	6.972122	8,477
Growth and Income Portfolio - 1.75% series contract	9.880	7.177415	71
Growth and Income Portfolio - 1.80% series contract	628.192	6.960236	4,372
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.00% series contract	1,092.055	6.135020	6,700
Value Portfolio - 1.25% series contract	25,607.287	6.124563	156,833
Value Portfolio - 1.40% series contract	30,810.624	5.845926	180,117
Value Portfolio - 1.45% series contract	1,212.264	6.116182	7,414
Value Portfolio - 1.50% series contract	86.999	5.835980	508
Value Portfolio - 1.55% series contract	1,498.488	6.112000	9,159
Value Portfolio - 1.65% series contract *	6,594.392	6.107819	40,277
Value Portfolio - 1.65% series contract	8,074.656	5.821102	47,003
Value Portfolio - 1.70% series contract	238.388	5.816157	1,387
Value Portfolio - 1.75% series contract	1,593.522	6.103628	9,726
Value Portfolio - 1.95% series contract	323.776	6.095247	1,973
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc. - 1.00% series contract	14.561	6.898203	100
Socially Responsible Growth Fund, Inc. - 1.25% series contract	449.237	6.886461	3,094
Socially Responsible Growth Fund, Inc. - 1.40% series contract	39,281.915	9.104033	357,624
Socially Responsible Growth Fund, Inc. - 1.45% series contract	19.692	6.877065	135
Socially Responsible Growth Fund, Inc. - 1.55% series contract	626.265	6.872363	4,304
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	9.840	6.867668	68
Socially Responsible Growth Fund, Inc. - 1.65% series contract	1,038.789	8.957957	9,305
Socially Responsible Growth Fund, Inc. - 1.70% series contract	5,231.114	8.929088	46,709
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.840	6.862957	68
Stock Index Fund, Inc. - 1.00% series contract	1,396.534	6.567000	9,171
Stock Index Fund, Inc. - 1.25% series contract	26,857.394	6.555820	176,072
Stock Index Fund, Inc. - 1.40% series contract	547,488.568	9.918736	5,430,395
Stock Index Fund, Inc. - 1.45% series contract	2,333.835	6.546855	15,279
Stock Index Fund, Inc. - 1.55% series contract	1,344.748	6.542384	8,798
Stock Index Fund, Inc. - 1.65% series contract *	9.830	6.537916	64
Stock Index Fund, Inc. - 1.65% series contract	31,154.571	9.759604	304,056
Stock Index Fund, Inc. - 1.70% series contract	2,764.460	9.728146	26,893
Stock Index Fund, Inc. - 1.75% series contract	2,462.912	6.533424	16,091
Stock Index Fund, Inc. - 1.80% series contract	573.921	9.665236	5,547
Stock Index Fund, Inc. - 1.95% series contract	569.203	6.524462	3,714
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio - 1.40% series contract	20,430.238	7.008211	143,179
Technology Growth Portfolio - 1.65% series contract	3,818.551	6.935855	26,485
Technology Growth Portfolio - 1.70% series contract	8.145	6.921463	56
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.00% series contract	15.870	6.049206	96
MidCap Stock Portfolio - 1.25% series contract	234.311	6.038900	1,415
MidCap Stock Portfolio - 1.40% series contract	2,968.137	5.459428	16,204
MidCap Stock Portfolio - 1.45% series contract	50.891	6.030640	307
MidCap Stock Portfolio - 1.55% series contract	712.749	6.026508	4,295
MidCap Stock Portfolio - 1.65% series contract *	9.860	6.022384	59
MidCap Stock Portfolio - 1.65% series contract	356.107	5.436238	1,936
MidCap Stock Portfolio - 1.75% series contract	9.860	6.018251	59
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio - 1.00% series contract	57,284.676	1.006613	57,663
Money Market Portfolio - 1.25% series contract	12,782.184	1.005063	12,847
Money Market Portfolio - 1.40% series contract	1,277,485.122	1.073155	1,370,941
Money Market Portfolio - 1.45% series contract	771.112	1.003633	774
Money Market Portfolio - 1.55% series contract	15,684.507	1.002933	15,731
Money Market Portfolio - 1.65% series contract *	100.000	1.002203	100
Money Market Portfolio - 1.65% series contract	171,692.274	1.056780	181,441
Money Market Portfolio - 1.70% series contract	171,249.101	1.054049	180,505
Money Market Portfolio - 1.75% series contract	244,185.426	1.001636	244,586
Money Market Portfolio - 1.80% series contract	4,983.261	1.047349	5,219
Money Market Portfolio - 1.95% series contract	183,313.149	1.000203	183,351
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2009.

4

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio - 1.40% series contract	38,541.297	$10.058744	$387,677
Appreciation Portfolio - 1.65% series contract	5,385.658	9.897415	53,304
Appreciation Portfolio - 1.70% series contract	2,956.775	9.865495	29,170
Appreciation Portfolio - 1.80% series contract	624.598	9.801722	6,122
DWS Variable Series II — Class A:
Global Thematic - 1.00% series contract	9.920	5.351076	53
Global Thematic - 1.25% series contract	225.348	5.341957	1,204
Global Thematic - 1.55% series contract	10.319	5.331005	55
Global Thematic - 1.65% series contract	307.460	5.327355	1,638
Global Thematic - 1.75% series contract	9.920	5.323694	53
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	82.976	7.669871	636
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	387.549	7.656882	2,967
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	226,801.179	7.643862	1,733,637
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	41,708.017	7.558919	315,268
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	20,818.570	7.628224	158,809
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	14,030.619	7.623026	106,956
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	50,792.857	7.526854	382,310
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,559.279	7.520460	19,247
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	9.920	7.617803	76
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	9.980	9.271650	93
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	84,700.470	9.255907	783,980
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	5,606.231	9.572516	53,666
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	3,036.959	9.237023	28,052
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	9.980	9.230725	92
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	5,892.543	9.531938	56,167
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	608.269	9.523848	5,793
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	1,241.912	9.224418	11,456
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.80% series contract	156.456	9.507629	1,488
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	702.570	6.979180	4,903
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	160,278.107	6.967292	1,116,704
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	28,155.311	6.738875	189,735
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	86,635.280	6.953038	602,378
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	58,268.702	6.948286	404,868
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	167,928.317	6.710283	1,126,847
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	254.776	6.704580	1,708
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	21,073.046	6.943526	146,321
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.00% series contract	83.267	8.476642	706
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.25% series contract	60,491.303	8.462239	511,892
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.40% series contract	14,017.897	8.526582	119,525
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.55% series contract	5,640.186	8.444952	47,631
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.65% series contract *	31,341.849	8.439194	264,500
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.65% series contract	30,199.827	8.490434	256,410
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.70% series contract	391.842	8.483216	3,324
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.75% series contract	845.937	8.433410	7,134
Franklin Templeton Variable Insurance Products Trust — Class 2:
Mutual Securities Fund - 1.00% series contract	103.430	6.652059	688
Mutual Securities Fund - 1.25% series contract	21,941.518	6.640740	145,708
Mutual Securities Fund - 1.55% series contract	10.290	6.627135	68
Mutual Securities Fund - 1.65% series contract	1,803.749	6.622608	11,946
Mutual Securities Fund - 1.75% series contract	4,800.220	6.618078	31,768
U.S. Government Fund - 1.00% series contract	316.476	10.448171	3,307
U.S. Government Fund - 1.25% series contract	4,481.154	10.430455	46,740
U.S. Government Fund - 1.45% series contract	7.093	10.416256	74
U.S. Government Fund - 1.55% series contract	14.104	10.409170	147
U.S. Government Fund - 1.65% series contract	2,210.286	10.402090	22,992
U.S. Government Fund - 1.75% series contract	2,562.906	10.394984	26,641
U.S. Government Fund - 1.95% series contract	444.160	10.380789	4,611
Foreign Securities Fund - 1.00% series contract	78.469	6.184704	485
Foreign Securities Fund - 1.25% series contract	1,275.734	6.174177	7,877
Foreign Securities Fund - 1.40% series contract	31,069.192	6.280197	195,121
Foreign Securities Fund - 1.55% series contract	697.547	6.161545	4,298
Foreign Securities Fund - 1.65% series contract *	10.040	6.157340	62
Foreign Securities Fund - 1.65% series contract	2,575.865	6.253553	16,108
Foreign Securities Fund - 1.70% series contract	702.585	6.248229	4,390
Foreign Securities Fund - 1.75% series contract	10.040	6.153120	62
Janus Aspen Series — Service Shares:
Balanced Portfolio - 1.00% series contract	9.950	8.305469	83
Balanced Portfolio - 1.25% series contract	4,873.691	8.291360	40,410
Balanced Portfolio - 1.40% series contract	130,479.184	12.321008	1,607,635
Balanced Portfolio - 1.50% series contract	146.546	12.241591	1,794
Balanced Portfolio - 1.55% series contract	1,779.463	8.274416	14,724
Balanced Portfolio - 1.65% series contract *	4,574.804	8.268770	37,828
Balanced Portfolio - 1.65% series contract	30,009.727	12.123400	363,820
Balanced Portfolio - 1.70% series contract	6,290.873	12.084319	76,021
Balanced Portfolio - 1.75% series contract	9.950	8.263110	82
Balanced Portfolio - 1.80% series contract	609.427	12.006206	7,317
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2009.

5

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series — Service Shares:
International Growth Portfolio - 1.00% series contract	2,140.026	$4.675330	$10,005
International Growth Portfolio - 1.25% series contract	67,928.408	4.667350	317,046
International Growth Portfolio - 1.40% series contract	106,914.106	11.674613	1,248,181
International Growth Portfolio - 1.45% series contract	1,610.382	4.660967	7,506
International Growth Portfolio - 1.50% series contract	153.054	11.626257	1,779
International Growth Portfolio - 1.55% series contract	3,060.232	4.657777	14,254
International Growth Portfolio - 1.65% series contract *	16,319.478	4.654584	75,960
International Growth Portfolio - 1.65% series contract	13,063.620	11.554129	150,939
International Growth Portfolio - 1.70% series contract	284.259	11.530185	3,278
International Growth Portfolio - 1.75% series contract	2,407.929	4.651388	11,200
International Growth Portfolio - 1.80% series contract	182.405	11.482273	2,094
International Growth Portfolio - 1.95% series contract	554.144	4.644991	2,574
Large Cap Growth Portfolio - 1.00% series contract	107.100	6.339912	679
Large Cap Growth Portfolio - 1.25% series contract	18,541.925	6.329111	117,354
Large Cap Growth Portfolio - 1.40% series contract	45,260.377	9.541464	431,850
Large Cap Growth Portfolio - 1.50% series contract	55.365	9.479916	525
Large Cap Growth Portfolio - 1.55% series contract	10.280	6.316143	65
Large Cap Growth Portfolio - 1.65% series contract *	9.880	6.311822	62
Large Cap Growth Portfolio - 1.65% series contract	9,105.433	9.388372	85,485
Large Cap Growth Portfolio - 1.70% series contract	1,265.518	9.358090	11,843
Large Cap Growth Portfolio - 1.75% series contract	9.880	6.307491	62
Mid Cap Growth Portfolio - 1.00% series contract	9.820	5.611013	55
Mid Cap Growth Portfolio - 1.25% series contract	12,908.631	5.601438	72,307
Mid Cap Growth Portfolio - 1.40% series contract	18,517.478	12.556396	232,513
Mid Cap Growth Portfolio - 1.55% series contract	579.762	5.589945	3,241
Mid Cap Growth Portfolio - 1.65% series contract *	9.820	5.586123	55
Mid Cap Growth Portfolio - 1.65% series contract	1,014.254	12.354931	12,531
Mid Cap Growth Portfolio - 1.70% series contract	44.132	12.315107	543
Mid Cap Growth Portfolio - 1.75% series contract	9.820	5.582281	55
Mid Cap Growth Portfolio - 1.80% series contract	272.223	12.235497	3,331
INTECH Risk-Managed Core Portfolio - 1.40% series contract	11,190.546	8.059097	90,186
Worldwide Growth Portfolio - 1.40% series contract	13,034.313	8.320213	108,448
Worldwide Growth Portfolio - 1.65% series contract	84.326	8.186684	690
Worldwide Growth Portfolio - 1.70% series contract	424.432	8.160287	3,463
Neuberger Berman Advisors Management Trust — Class S:
Small-Cap Growth Portfolio - 1.40% series contract	17,835.756	8.364074	149,180
Small-Cap Growth Portfolio - 1.65% series contract	79.774	8.229893	657
Small-Cap Growth Portfolio - 1.70% series contract	2,030.144	8.203333	16,654
Guardian Portfolio - 1.00% series contract	9.740	6.535544	64
Guardian Portfolio - 1.25% series contract	6,530.207	6.524418	42,606
Guardian Portfolio - 1.40% series contract	89,856.814	10.831140	973,252
Guardian Portfolio - 1.55% series contract	10.130	6.511037	66
Guardian Portfolio - 1.65% series contract *	9.740	6.506593	63
Guardian Portfolio - 1.65% series contract	447.660	10.657360	4,771
Guardian Portfolio - 1.70% series contract	280.737	10.623005	2,982
Guardian Portfolio - 1.75% series contract	605.438	6.502122	3,937
Guardian Portfolio - 1.80% series contract	253.076	10.554314	2,671
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund - 1.00% series contract	9.920	5.820592	58
Balanced Fund - 1.25% series contract	4,005.178	5.810678	23,273
Balanced Fund - 1.40% series contract	49,564.197	8.584146	425,466
Balanced Fund - 1.55% series contract	10.320	5.798780	60
Balanced Fund - 1.65% series contract *	1,505.094	5.794814	8,722
Balanced Fund - 1.65% series contract	16,945.631	8.446412	143,130
Balanced Fund - 1.70% series contract	899.446	8.419180	7,573
Balanced Fund - 1.75% series contract	9.920	5.790847	57
Balanced Fund - 1.80% series contract	8,076.208	8.364761	67,556
Capital Appreciation Fund - 1.00% series contract	699.373	5.653452	3,954
Capital Appreciation Fund - 1.25% series contract	13,713.681	5.643808	77,397
Capital Appreciation Fund - 1.40% series contract	36,652.495	8.787743	322,093
Capital Appreciation Fund - 1.45% series contract	770.310	5.636083	4,342
Capital Appreciation Fund - 1.50% series contract	59.238	8.731071	517
Capital Appreciation Fund - 1.55% series contract	1,446.749	5.632234	8,148
Capital Appreciation Fund - 1.65% series contract *	9.840	5.628378	55
Capital Appreciation Fund - 1.65% series contract	9,944.816	8.646733	85,990
Capital Appreciation Fund - 1.70% series contract	171.434	8.618853	1,478
Capital Appreciation Fund - 1.75% series contract	620.612	5.624514	3,491
Capital Appreciation Fund - 1.95% series contract	189.435	5.616786	1,064
Global Securities Fund - 1.00% series contract	9.890	6.255104	62
Global Securities Fund - 1.25% series contract	6,301.082	6.244452	39,347
Global Securities Fund - 1.40% series contract	53,864.050	12.422191	669,110
Global Securities Fund - 1.55% series contract	2,079.739	6.231661	12,960
Global Securities Fund - 1.65% series contract *	1,812.357	6.227401	11,286
Global Securities Fund - 1.65% series contract	7,473.749	12.222913	91,351
Global Securities Fund - 1.70% series contract	832.394	12.183517	10,141
Global Securities Fund - 1.75% series contract	894.981	6.223134	5,570
Global Securities Fund - 1.80% series contract	324.137	12.104769	3,924
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2009.

6

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Oppenheimer Variable Account Funds — Service Shares:
Main Street Fund - 1.00% series contract	9.890	$6.480853	$64
Main Street Fund - 1.25% series contract	1,351.808	6.469821	8,746
Main Street Fund - 1.40% series contract	66,250.322	7.586030	502,577
Main Street Fund - 1.45% series contract	71.855	6.460977	464
Main Street Fund - 1.55% series contract	10.290	6.456563	66
Main Street Fund - 1.65% series contract *	9.890	6.452149	64
Main Street Fund - 1.65% series contract	6,495.047	7.507719	48,763
Main Street Fund - 1.70% series contract	14.913	7.492170	112
Main Street Fund - 1.75% series contract	9.890	6.447719	64
Main Street Fund - 1.80% series contract	141.676	7.461033	1,057
Main Street Small Cap Fund - 1.00% series contract	9.820	6.555295	64
Main Street Small Cap Fund - 1.25% series contract	2,989.344	6.544120	19,563
Main Street Small Cap Fund - 1.40% series contract	76,652.274	11.568875	886,781
Main Street Small Cap Fund - 1.45% series contract	47.880	6.535174	313
Main Street Small Cap Fund - 1.55% series contract	658.483	6.530697	4,300
Main Street Small Cap Fund - 1.65% series contract *	456.089	6.526238	2,977
Main Street Small Cap Fund - 1.65% series contract	5,995.583	11.383268	68,249
Main Street Small Cap Fund - 1.70% series contract	1,365.000	11.346595	15,488
Main Street Small Cap Fund - 1.75% series contract	9.820	6.521761	64
Main Street Small Cap Fund - 1.80% series contract	4,776.710	11.273235	53,849
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 1.00% series contract	9.990	7.472104	75
High Yield Portfolio - 1.25% series contract	2,904.924	7.459411	21,669
High Yield Portfolio - 1.40% series contract	33,550.286	12.164139	408,110
High Yield Portfolio - 1.45% series contract	50.332	7.449241	375
High Yield Portfolio - 1.55% series contract	579.104	7.444167	4,311
High Yield Portfolio - 1.65% series contract *	9.990	7.439093	74
High Yield Portfolio - 1.65% series contract	13,491.955	11.969022	161,486
High Yield Portfolio - 1.70% series contract	1,842.121	11.930443	21,977
High Yield Portfolio - 1.75% series contract	9.990	7.434006	74
Real Return Portfolio - 1.00% series contract	911.453	8.947331	8,155
Real Return Portfolio - 1.25% series contract	15,263.322	8.932143	136,334
Real Return Portfolio - 1.40% series contract	184,263.092	12.311596	2,268,573
Real Return Portfolio - 1.45% series contract	298.859	8.919981	2,666
Real Return Portfolio - 1.50% series contract	522.992	12.232215	6,397
Real Return Portfolio - 1.55% series contract	14,844.627	8.913899	132,324
Real Return Portfolio - 1.65% series contract *	361.814	8.907826	3,223
Real Return Portfolio - 1.65% series contract	79,548.267	12.114126	963,658
Real Return Portfolio - 1.70% series contract	4,205.294	12.075077	50,779
Real Return Portfolio - 1.75% series contract	6,289.774	8.901741	55,990
Real Return Portfolio - 1.80% series contract	1,965.920	11.997004	23,585
Real Return Portfolio - 1.95% series contract	418.479	8.889573	3,720
Total Return Portfolio - 1.00% series contract	1,255.794	10.042223	12,611
Total Return Portfolio - 1.25% series contract	20,011.358	10.025188	200,618
Total Return Portfolio - 1.40% series contract	207,805.401	12.860112	2,672,401
Total Return Portfolio - 1.45% series contract	1,179.435	10.011547	11,808
Total Return Portfolio - 1.50% series contract	39.671	12.777199	507
Total Return Portfolio - 1.55% series contract	600.021	10.004733	6,003
Total Return Portfolio - 1.65% series contract *	7,633.555	9.997924	76,320
Total Return Portfolio - 1.65% series contract	30,377.569	12.653859	384,393
Total Return Portfolio - 1.70% series contract	3,469.823	12.613082	43,765
Total Return Portfolio - 1.75% series contract	6,347.701	9.991103	63,421
Total Return Portfolio - 1.80% series contract	2,433.940	12.531580	30,501
Total Return Portfolio - 1.95% series contract	837.388	9.977449	8,355
Rydex Variable Trust:
Sector Rotation Fund - 1.40% series contract	47,768.171	11.027126	526,746
Sector Rotation Fund - 1.65% series contract	2,822.878	10.850210	30,629
Sector Rotation Fund - 1.70% series contract	2,189.749	10.815258	23,683
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.00% series contract	9.980	9.213551	92
Core Plus Fixed Income Portfolio - 1.25% series contract	27.744	9.197916	255
Core Plus Fixed Income Portfolio - 1.40% series contract	35,029.732	10.576796	370,502
Core Plus Fixed Income Portfolio - 1.55% series contract	10.380	9.179147	95
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.980	9.172891	92
Core Plus Fixed Income Portfolio - 1.65% series contract	46,812.038	10.407134	487,179
Core Plus Fixed Income Portfolio - 1.70% series contract	841.556	10.373585	8,730
Core Plus Fixed Income Portfolio - 1.75% series contract	650.314	9.166620	5,961
Mid-Cap Growth Portfolio - 1.00% series contract	94.971	5.562187	528
Mid-Cap Growth Portfolio - 1.25% series contract	4,166.732	5.552696	23,137
Mid-Cap Growth Portfolio - 1.40% series contract	8,167.493	5.904344	48,224
Mid-Cap Growth Portfolio - 1.45% series contract	4.973	5.545104	28
Mid-Cap Growth Portfolio - 1.55% series contract	585.237	5.541307	3,243
Mid-Cap Growth Portfolio - 1.65% series contract *	9.830	5.537515	54
Mid-Cap Growth Portfolio - 1.65% series contract	1,870.075	5.879270	10,995
Mid-Cap Growth Portfolio - 1.70% series contract	68.369	5.874266	402
Mid-Cap Growth Portfolio - 1.75% series contract	9.830	5.533710	54
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2009.

7

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
U.S. Mid Cap Value Portfolio - 1.00% series contract	57.017	$6.123166	$349
U.S. Mid Cap Value Portfolio - 1.25% series contract	4,347.705	6.112726	26,576
U.S. Mid Cap Value Portfolio - 1.40% series contract	82,839.831	12.305688	1,019,401
U.S. Mid Cap Value Portfolio - 1.45% series contract	242.485	6.104365	1,480
U.S. Mid Cap Value Portfolio - 1.55% series contract	923.992	6.100196	5,637
U.S. Mid Cap Value Portfolio - 1.65% series contract *	9.880	6.096018	60
U.S. Mid Cap Value Portfolio - 1.65% series contract	7,351.631	12.108267	89,016
U.S. Mid Cap Value Portfolio - 1.70% series contract	1,309.814	12.069242	15,808
U.S. Mid Cap Value Portfolio - 1.75% series contract	176.695	6.091834	1,076
U.S. Real Estate Portfolio - 1.40% series contract	160,213.596	13.630311	2,183,761
U.S. Real Estate Portfolio - 1.65% series contract	12,161.340	13.411591	163,103
U.S. Real Estate Portfolio - 1.70% series contract	2,089.793	13.368339	27,937
U.S. Real Estate Portfolio - 1.80% series contract	289.785	13.281890	3,849
Value Portfolio - 1.00% series contract	9.760	6.794399	66
Value Portfolio - 1.25% series contract	1,536.694	6.782825	10,423
Value Portfolio - 1.40% series contract	114,491.029	10.527027	1,205,250
Value Portfolio - 1.45% series contract	75.470	6.773561	511
Value Portfolio - 1.55% series contract	692.685	6.768930	4,689
Value Portfolio - 1.65% series contract *	9.759	6.764298	66
Value Portfolio - 1.65% series contract	7,091.124	10.358138	73,451
Value Portfolio - 1.70% series contract	1,641.563	10.324746	16,949
Value Portfolio - 1.75% series contract	9.760	6.759652	66
Value Portfolio - 1.80% series contract	738.945	10.257999	7,580
Wilshire Variable Insurance Trust:
2015 Moderate Fund - 1.00% series contract	9.920	7.816555	78
2015 Moderate Fund - 1.25% series contract	464.978	7.803266	3,628
2015 Moderate Fund - 1.40% series contract	10,551.710	7.460428	78,720
2015 Moderate Fund - 1.55% series contract	10.310	7.787306	80
2015 Moderate Fund - 1.65% series contract *	9.920	7.781991	77
2015 Moderate Fund - 1.65% series contract	1,602.255	7.428792	11,903
2015 Moderate Fund - 1.70% series contract	1,582.817	7.422482	11,748
2015 Moderate Fund - 1.75% series contract	9.920	7.776667	77
2025 Moderate Fund - 1.00% series contract	9.900	7.480747	74
2025 Moderate Fund - 1.25% series contract	121.107	7.468027	904
2025 Moderate Fund - 1.40% series contract	5,436.769	7.054421	38,353
2025 Moderate Fund - 1.55% series contract	10.290	7.452748	77
2025 Moderate Fund - 1.65% series contract *	9.900	7.447666	74
2025 Moderate Fund - 1.65% series contract	9.583	7.024494	67
2025 Moderate Fund - 1.70% series contract	237.819	7.018518	1,669
2025 Moderate Fund - 1.75% series contract	9.900	7.442562	74
2035 Moderate Fund - 1.00% series contract	31.512	7.084940	223
2035 Moderate Fund - 1.25% series contract	158.307	7.072887	1,120
2035 Moderate Fund - 1.40% series contract	8,503.697	6.535932	55,580
2035 Moderate Fund - 1.55% series contract	10.270	7.058405	72
2035 Moderate Fund - 1.65% series contract *	9.880	7.053590	70
2035 Moderate Fund - 1.65% series contract	20.745	6.508192	135
2035 Moderate Fund - 1.75% series contract	9.880	7.048757	70
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2009.

8

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2008

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	$7,040	$5,216	$1,824	$5,971	$0	$(123,051)	$(117,080)	$(115,256)
Financial Services Fund	5,133	2,469	2,664	(30,918)	14,790	(139,104)	(155,232)	(152,568)
Global Health Care Fund	0	14,185	(14,185)	30,109	185,013	(540,594)	(325,472)	(339,657)
Small Cap Equity Fund	0	5,758	(5,758)	(15,426)	1,710	(152,169)	(165,885)	(171,643)
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	0	15,092	(15,092)	(37,197)	131,354	(686,309)	(592,152)	(607,244)
Global Real Estate Fund (***)	4,719	221	4,498	(704)	7,359	(23,554)	(16,899)	(12,401)
Government Securities Fund	56,029	24,049	31,980	10,287	0	91,626	101,913	133,893
International Growth Fund (***)	6	3	3	(1)	18	(189)	(172)	(169)
Mid Cap Core Equity Fund	5,852	5,753	99	6,604	51,796	(194,706)	(136,306)	(136,207)
Utilities Fund	35,763	22,907	12,856	80,290	149,356	(871,012)	(641,366)	(628,510)
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio (***)	0	63	(63)	(419)	0	(2,749)	(3,168)	(3,231)
American Century Variable Portfolios — Class I:
Vista Fund	0	10,902	(10,902)	45,793	31,458	(601,322)	(524,071)	(534,973)
American Century Variable Portfolios — Class II:
Large Company Value Fund	15,071	9,155	5,916	(113,979)	21,566	(217,359)	(309,772)	(303,856)
Mid Cap Value Fund	151	3,673	(3,522)	102	0	(72,601)	(72,499)	(76,021)
Ultra Fund	0	1,329	(1,329)	(3,527)	13,473	(58,368)	(48,422)	(49,751)
Calamos Advisors Trust:
Growth and Income Portfolio	11,244	14,459	(3,215)	(45,873)	36,073	(334,009)	(343,809)	(347,024)
Davis Variable Account Fund, Inc.:
Value Portfolio	6,271	3,004	3,267	(40,973)	10,542	(110,217)	(140,648)	(137,381)
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	2,203	7,729	(5,526)	(562)	0	(216,242)	(216,804)	(222,330)
Stock Index Fund, Inc.	150,724	121,902	28,822	215,211	0	(4,250,424)	(4,035,213)	(4,006,391)
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	0	3,312	(3,312)	(6,575)	0	(109,801)	(116,376)	(119,688)
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	102	242	(140)	(383)	2,023	(10,223)	(8,583)	(8,723)
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	22,492	14,265	8,227	0	0	0	0	8,227
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	10,380	8,947	1,433	9,320	45,032	(273,329)	(218,977)	(217,544)
DWS Variable Series II — Class A:
Global Thematic (***)	0	30	(30)	(448)	0	(1,176)	(1,624)	(1,654)
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	2,370	14,005	(11,635)	(26,431)	524	(169,337)	(195,244)	(206,879)
Ibbotson Conservative ETF Asset Allocation Portfolio	0	3,000	(3,000)	3	107	18,784	18,894	15,894
Ibbotson Growth ETF Asset Allocation Portfolio	3,980	22,349	(18,369)	(665)	444	(563,973)	(564,194)	(582,563)
Ibbotson Income/Growth ETF Asset Allocation Portfolio	0	6,006	(6,006)	(2,132)	38	(45,160)	(47,254)	(53,260)
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from January 1, 2008 to December 19, 2008 (fund merged date).

(**)	Period from January 1, 2008 to December 12, 2008 (fund closed date).

(***)	Period from May 1, 2008 (commencement of operations) to December 31, 2008.

9

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF OPERATIONS — Continued
For the Year Ended December 31, 2008

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
Franklin Templeton Variable Insurance Products Trust — Class 2:
Mutual Securities Fund (***)	$94	$162	$(68)	$(2,055)	$135	$(452)	$(2,372)	$(2,440)
U.S. Government Fund (***)	25	317	(292)	(15)	0	3,417	3,402	3,110
Foreign Securities Fund	11,472	6,099	5,373	(126,119)	46,952	(142,420)	(221,587)	(216,214)
Janus Aspen Series — Service Shares:
Balanced Portfolio	58,498	35,110	23,388	53,118	159,768	(687,114)	(474,228)	(450,840)
International Growth Portfolio	56,061	31,116	24,945	135,644	300,495	(2,008,398)	(1,572,259)	(1,547,314)
Large Cap Growth Portfolio	4,430	10,170	(5,740)	1,585	0	(343,903)	(342,318)	(348,058)
Mid Cap Growth Portfolio	308	6,124	(5,816)	33,240	25,553	(270,823)	(212,030)	(217,846)
INTECH Risk-Managed Core Portfolio	780	1,452	(672)	(1,343)	6,338	(51,195)	(46,200)	(46,872)
Worldwide Growth Portfolio	1,619	2,270	(651)	6,224	0	(96,002)	(89,778)	(90,429)
Neuberger Berman Advisors Management Trust — Class S:
Small-Cap Growth Portfolio	0	3,044	(3,044)	(2,537)	8,335	(105,627)	(99,829)	(102,873)
Guardian Portfolio	6,990	14,727	(7,737)	(30,400)	53,445	(488,709)	(465,664)	(473,401)
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	25,915	15,132	10,783	(53,364)	69,675	(535,416)	(519,105)	(508,322)
Capital Appreciation Fund	0	9,224	(9,224)	10,406	0	(365,714)	(355,308)	(364,532)
Global Securities Fund	13,875	16,154	(2,279)	(89,287)	74,403	(561,049)	(575,933)	(578,212)
Main Street Fund	8,569	10,014	(1,445)	(12,290)	45,046	(366,493)	(333,737)	(335,182)
Main Street Small Cap Fund	3,712	20,175	(16,463)	1,588	77,204	(708,678)	(629,886)	(646,349)
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio (**)	469	1,893	(1,424)	(5,925)	0	(46,986)	(52,911)	(54,335)
Mid Cap Value Portfolio (**)	8,442	13,806	(5,364)	(1,370,479)	494,372	511,206	(364,901)	(370,265)
Select Value Portfolio (**)	4,422	2,604	1,818	281	0	(49,909)	(49,628)	(47,810)
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	72,210	14,497	57,713	(89,575)	1,973	(193,598)	(281,200)	(223,487)
Real Return Portfolio	148,878	63,145	85,733	(47,234)	6,011	(425,010)	(466,233)	(380,500)
Total Return Portfolio	177,714	61,104	116,610	(3,976)	76,222	(115,634)	(43,388)	73,222
Rydex Variable Trust:
Sector Rotation Fund	0	12,376	(12,376)	11,933	2,277	(461,045)	(446,835)	(459,211)
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	56,817	17,527	39,290	(60,115)	0	(150,833)	(210,948)	(171,658)
Mid-Cap Growth Portfolio	1,276	1,944	(668)	(50,263)	41,468	(66,273)	(75,068)	(75,736)
U.S. Mid Cap Value Portfolio	15,136	26,199	(11,063)	(332,041)	552,312	(1,151,257)	(930,986)	(942,049)
U.S. Real Estate Portfolio	143,820	59,537	84,283	(1,304,143)	1,577,337	(2,015,532)	(1,742,338)	(1,658,055)
Value Portfolio	66,819	28,319	38,500	(695,868)	336,537	(605,708)	(965,039)	(926,539)
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	1,449	580	869	(11,764)	839	265	(10,660)	(9,791)
2015 Moderate Fund	2,081	1,081	1,000	(2,100)	1,400	(21,031)	(21,731)	(20,731)
2025 Moderate Fund	1,046	578	468	(49)	804	(15,083)	(14,328)	(13,860)
2035 Moderate Fund	1,006	664	342	(556)	945	(19,583)	(19,194)	(18,852)
2045 Moderate Fund (*)	438	197	241	(8,704)	572	438	(7,694)	(7,453)
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from January 1, 2008 to December 19, 2008 (fund merged date).

(**)	Period from January 1, 2008 to December 12, 2008 (fund closed date).

(***)	Period from May 1, 2008 (commencement of operations) to December 31, 2008.

10

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2008

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	$1,824	$5,971	$0	$(123,051)	$(115,256)	$53,218	$75,071	$(25,484)	$(47,337)	$(162,593)	$413,984	$251,391
Financial Services Fund	2,664	(30,918)	14,790	(139,104)	(152,568)	54,139	10,473	(26,801)	16,865	(135,703)	247,233	111,530
Global Health Care Fund	(14,185)	30,109	185,013	(540,594)	(339,657)	100,430	125,096	(255,118)	(279,784)	(619,441)	1,326,851	707,410
Small Cap Equity Fund	(5,758)	(15,426)	1,710	(152,169)	(171,643)	225,946	12,984	(35,156)	177,806	6,163	414,494	420,657
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	(15,092)	(37,197)	131,354	(686,309)	(607,244)	204,152	278,706	(78,200)	(152,754)	(759,998)	1,421,071	661,073
Global Real Estate Fund (***)	4,498	(704)	7,359	(23,554)	(12,401)	99,268	9	(80)	99,179	86,778	0	86,778
Government Securities Fund	31,980	10,287	0	91,626	133,893	107,852	87,977	1,029,205	1,049,080	1,182,973	493,800	1,676,773
International Growth Fund (***)	3	(1)	18	(189)	(169)	1,455	0	6	1,461	1,292	0	1,292
Mid Cap Core Equity Fund	99	6,604	51,796	(194,706)	(136,207)	97,450	18,153	(48,288)	31,009	(105,198)	455,930	350,732
Utilities Fund	12,856	80,290	149,356	(871,012)	(628,510)	366,062	133,859	(754,045)	(521,842)	(1,150,352)	2,254,265	1,103,913
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio (***)	(63)	(419)	0	(2,749)	(3,231)	30,560	11	(391)	30,158	26,927	0	26,927
American Century Variable Portfolios — Class I:
Vista Fund	(10,902)	45,793	31,458	(601,322)	(534,973)	277,253	52,265	(131,619)	93,369	(441,604)	1,043,298	601,694
American Century Variable Portfolios — Class II:
Large Company Value Fund	5,916	(113,979)	21,566	(217,359)	(303,856)	95,994	161,387	(176,122)	(241,515)	(545,371)	920,924	375,553
Mid Cap Value Fund	(3,522)	102	0	(72,601)	(76,021)	85,760	32,860	(29,185)	23,715	(52,306)	290,683	238,377
Ultra Fund	(1,329)	(3,527)	13,473	(58,368)	(49,751)	18,194	108	55,027	73,113	23,362	72,313	95,675
Calamos Advisors Trust:
Growth and Income Portfolio	(3,215)	(45,873)	36,073	(334,009)	(347,024)	145,321	99,870	1,211,396	1,256,847	909,823	201,027	1,110,850
Davis Variable Account Fund, Inc.:
Value Portfolio	3,267	(40,973)	10,542	(110,217)	(137,381)	402,675	9,744	104,119	497,050	359,669	101,428	461,097
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	(5,526)	(562)	0	(216,242)	(222,330)	109,934	38,801	(2,209)	68,924	(153,406)	574,813	421,407
Stock Index Fund, Inc.	28,822	215,211	0	(4,250,424)	(4,006,391)	1,728,517	935,198	(2,516,152)	(1,722,833)	(5,729,224)	11,725,304	5,996,080
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	(3,312)	(6,575)	0	(109,801)	(119,688)	38,546	11,689	(8,953)	17,904	(101,784)	271,504	169,720
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	(140)	(383)	2,023	(10,223)	(8,723)	21,893	1,467	(147)	20,279	11,556	12,815	24,371
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	8,227	0	0	0	8,227	607,709	764,344	2,084,449	1,927,814	1,936,041	317,117	2,253,158
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	1,433	9,320	45,032	(273,329)	(217,544)	107,859	58,947	(93,761)	(44,849)	(262,393)	738,666	476,273
DWS Variable Series II — Class A:
Global Thematic (***)	(30)	(448)	0	(1,176)	(1,654)	4,716	0	(59)	4,657	3,003	0	3,003
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(11,635)	(26,431)	524	(169,337)	(206,879)	2,558,885	62,954	113,834	2,609,765	2,402,886	317,020	2,719,906
Ibbotson Conservative ETF Asset Allocation Portfolio	(3,000)	3	107	18,784	15,894	823,292	2,486	35,505	856,311	872,205	68,582	940,787
Ibbotson Growth ETF Asset Allocation Portfolio	(18,369)	(665)	444	(563,973)	(582,563)	3,783,986	3,173	56,541	3,837,354	3,254,791	338,673	3,593,464
Ibbotson Income/Growth ETF Asset Allocation Portfolio	(6,006)	(2,132)	38	(45,160)	(53,260)	1,097,161	13,277	61,585	1,145,469	1,092,209	118,913	1,211,122
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from January 1, 2008 to December 19, 2008 (fund merged date).

(**)	Period from January 1, 2008 to December 12, 2008 (fund closed date).

(***)	Period from May 1, 2008 (commencement of operations) to December 31, 2008.

11

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS — Continued
For the Year Ended December 31, 2008

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
Franklin Templeton Variable Insurance Products Trust — Class 2:
Mutual Securities Fund (***)	$(68)	$(2,055)	$135	$(452)	$(2,440)	$198,414	$4,848	$(948)	$192,618	$190,178	$0	$190,178
U.S. Government Fund (***)	(292)	(15)	0	3,417	3,110	102,529	151	(976)	101,402	104,512	0	104,512
Foreign Securities Fund	5,373	(126,119)	46,952	(142,420)	(216,214)	125,676	94,103	(32,144)	(571)	(216,785)	445,188	228,403
Janus Aspen Series — Service Shares:
Balanced Portfolio	23,388	53,118	159,768	(687,114)	(450,840)	380,878	285,703	(77,647)	17,528	(433,312)	2,583,026	2,149,714
International Growth Portfolio	24,945	135,644	300,495	(2,008,398)	(1,547,314)	1,316,411	198,878	(314,822)	802,711	(744,603)	2,589,419	1,844,816
Large Cap Growth Portfolio	(5,740)	1,585	0	(343,903)	(348,058)	244,133	32,424	61,329	273,038	(75,020)	722,945	647,925
Mid Cap Growth Portfolio	(5,816)	33,240	25,553	(270,823)	(217,846)	169,144	108,573	(43,675)	16,896	(200,950)	525,581	324,631
INTECH Risk-Managed Core Portfolio	(672)	(1,343)	6,338	(51,195)	(46,872)	23,980	574	5,325	28,731	(18,141)	108,327	90,186
Worldwide Growth Portfolio	(651)	6,224	0	(96,002)	(90,429)	25,867	9,283	(23,122)	(6,538)	(96,967)	209,568	112,601
Neuberger Berman Advisors Management Trust — Class S:
Small-Cap Growth Portfolio	(3,044)	(2,537)	8,335	(105,627)	(102,873)	37,241	9,927	(6,409)	20,905	(81,968)	248,459	166,491
Guardian Portfolio	(7,737)	(30,400)	53,445	(488,709)	(473,401)	177,777	121,091	589,924	646,610	173,209	857,203	1,030,412
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	10,783	(53,364)	69,675	(535,416)	(508,322)	237,001	152,671	(35,027)	49,303	(459,019)	1,134,914	675,895
Capital Appreciation Fund	(9,224)	10,406	0	(365,714)	(364,532)	236,071	70,854	(51,651)	113,566	(250,966)	759,495	508,529
Global Securities Fund	(2,279)	(89,287)	74,403	(561,049)	(578,212)	356,149	89,873	(230,574)	35,702	(542,510)	1,386,261	843,751
Main Street Fund	(1,445)	(12,290)	45,046	(366,493)	(335,182)	251,612	63,624	(95,223)	92,765	(242,417)	804,394	561,977
Main Street Small Cap Fund	(16,463)	1,588	77,204	(708,678)	(646,349)	420,295	130,818	(195,772)	93,705	(552,644)	1,604,292	1,051,648
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio (**)	(1,424)	(5,925)	0	(46,986)	(54,335)	13,107	6,920	(131,368)	(125,181)	(179,516)	179,516	0
Mid Cap Value Portfolio (**)	(5,364)	(1,370,479)	494,372	511,206	(370,265)	98,366	156,884	(917,595)	(976,113)	(1,346,378)	1,346,378	0
Select Value Portfolio (**)	1,818	281	0	(49,909)	(47,810)	19,527	40,226	(173,191)	(193,890)	(241,700)	241,700	0
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	57,713	(89,575)	1,973	(193,598)	(223,487)	138,421	67,432	(322,323)	(251,334)	(474,821)	1,092,972	618,151
Real Return Portfolio	85,733	(47,234)	6,011	(425,010)	(380,500)	1,199,008	517,805	(218,068)	463,135	82,635	3,572,769	3,655,404
Total Return Portfolio	116,610	(3,976)	76,222	(115,634)	73,222	801,659	552,735	1,357	250,281	323,503	3,187,200	3,510,703
Rydex Variable Trust:
Sector Rotation Fund	(12,376)	11,933	2,277	(461,045)	(459,211)	171,447	150,662	(192,872)	(172,087)	(631,298)	1,212,356	581,058
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	39,290	(60,115)	0	(150,833)	(171,658)	48,581	100,676	602,937	550,842	379,184	493,722	872,906
Mid-Cap Growth Portfolio	(668)	(50,263)	41,468	(66,273)	(75,736)	85,777	59,019	346	27,104	(48,632)	135,297	86,665
U.S. Mid Cap Value Portfolio	(11,063)	(332,041)	552,312	(1,151,257)	(942,049)	416,175	206,096	(1,142,439)	(932,360)	(1,874,409)	3,033,812	1,159,403
U.S. Real Estate Portfolio	84,283	(1,304,143)	1,577,337	(2,015,532)	(1,658,055)	524,691	468,201	(2,923,153)	(2,866,663)	(4,524,718)	6,903,368	2,378,650
Value Portfolio	38,500	(695,868)	336,537	(605,708)	(926,539)	494,765	239,048	(2,301,924)	(2,046,207)	(2,972,746)	4,291,797	1,319,051
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	869	(11,764)	839	265	(9,791)	95	1,026	1,375	444	(9,347)	9,347	0
2015 Moderate Fund	1,000	(2,100)	1,400	(21,031)	(20,731)	23,945	4	31,224	55,165	34,434	71,877	106,311
2025 Moderate Fund	468	(49)	804	(15,083)	(13,860)	12,642	139	(1)	12,502	(1,358)	42,650	41,292
2035 Moderate Fund	342	(556)	945	(19,583)	(18,852)	15,941	1,193	13,245	27,993	9,141	48,129	57,270
2045 Moderate Fund (*)	241	(8,704)	572	438	(7,453)	7,977	452	(13,544)	(6,019)	(13,472)	13,472	0
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from January 1, 2008 to December 19, 2008 (fund merged date).

(**)	Period from January 1, 2008 to December 12, 2008 (fund closed date).

(***)	Period from May 1, 2008 (commencement of operations) to December 31, 2008.

12

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2007

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	$(958)	$3,310	$0	$20,020	$22,372	$72,236	$22,327	$12,391	$62,300	$84,672	$329,312	$413,984
Financial Services Fund	623	7,948	19,541	(103,341)	(75,229)	77,450	24,560	(28,992)	23,898	(51,331)	298,564	247,233
Global Health Care Fund	(19,609)	52,990	0	99,468	132,849	165,685	61,857	(166,824)	(62,996)	69,853	1,256,998	1,326,851
Small Cap Equity Fund (***)	(4,124)	(1,487)	11,710	(14,197)	(8,098)	70,042	11,442	363,992	422,592	414,494	0	414,494
Small Cap Growth Fund (**)	(1,694)	1,474	52,701	(32,108)	20,373	9,943	2,406	(315,605)	(308,068)	(287,695)	287,695	0
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	(19,245)	24,070	113,169	(16,774)	101,220	198,133	47,023	71,579	222,689	323,909	1,097,162	1,421,071
Government Securities Fund	11,789	1,900	0	4,203	17,892	88,235	37,462	102,341	153,114	171,006	322,794	493,800
Mid Cap Core Equity Fund	(6,009)	4,744	6,743	22,436	27,914	87,323	7,473	(5,647)	74,203	102,117	353,813	455,930
Small Cap Equity Fund (**)	(509)	5,955	0	(1,856)	3,590	16,896	19	(87,719)	(70,842)	(67,252)	67,252	0
Utilities Fund	11,970	151,246	117,627	66,042	346,885	860,350	105,142	(415,972)	339,236	686,121	1,568,144	2,254,265
American Century Variable Portfolios — Class I:
Vista Fund	(10,935)	8,652	0	225,328	223,045	243,763	19,928	145,245	369,080	592,125	451,173	1,043,298
American Century Variable Portfolios — Class II:
Large Company Value Fund	(4,652)	18,896	423	(25,628)	(10,961)	122,311	35,303	463,141	550,149	539,188	381,736	920,924
Mid Cap Value Fund	(2,723)	7,884	2,704	(24,681)	(16,816)	117,256	28,169	(8,987)	80,100	63,284	227,399	290,683
Ultra Fund	(955)	723	0	11,554	11,322	8,517	250	(2,856)	5,411	16,733	55,580	72,313
Calamos Advisors Trust:
Growth and Income Portfolio (*)	412	(200)	7,630	(8,968)	(1,126)	88,771	1,865	115,247	202,153	201,027	0	201,027
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	663	(411)	3,512	(4,427)	(663)	96,920	50	5,221	102,091	101,428	0	101,428
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	(6,359)	8,989	0	25,082	27,712	141,328	25,367	(10,428)	105,533	133,245	441,568	574,813
Stock Index Fund, Inc.	6,533	203,416	0	146,983	356,932	2,603,233	589,570	(553,925)	1,459,738	1,816,670	9,908,634	11,725,304
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	(3,246)	2,762	0	27,716	27,232	72,680	15,054	3,860	61,486	88,718	182,786	271,504
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	(57)	(4)	0	(96)	(157)	12,775	0	197	12,972	12,815	0	12,815
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	7,185	0	0	0	7,185	82,341	6,168	32,071	108,244	115,429	201,688	317,117
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	(1,282)	31,224	0	8,243	38,185	130,869	78,471	(50,478)	1,920	40,105	698,561	738,666
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	(946)	(201)	0	1,220	73	80,300	601	237,248	316,947	317,020	0	317,020
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	(250)	107	0	820	677	52,410	20	15,515	67,905	68,582	0	68,582
Ibbotson Growth ETF Asset Allocation Portfolio (*)	(1,651)	2,254	0	2,520	3,123	179,702	0	155,848	335,550	338,673	0	338,673
Ibbotson Income/Growth ETF Asset Allocation Portfolio (*)	(367)	134	0	84	(149)	66,026	4,428	57,464	119,062	118,913	0	118,913
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from May 01, 2007 (commencement of operations) to December 31, 2007.

(**)	Period from January 01, 2007 to April 30, 2007 (fund merged date).

(***)	Period from April 30, 2007 (commencement of operations) to December 31, 2007.

13

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS — Continued
For the Year Ended December 31, 2007

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund (*)	$(508)	$(73)	$62	$5,885	$5,366	$32,282	$13,174	$420,714	$439,822	$445,188	$0	$445,188
Janus Aspen Series — Service Shares:
Balanced Portfolio	20,430	53,795	0	127,136	201,361	365,125	191,550	(39,684)	133,891	335,252	2,247,774	2,583,026
International Growth Portfolio	(16,440)	52,999	0	347,926	384,485	782,733	36,353	519,899	1,266,279	1,650,764	938,655	2,589,419
Large Cap Growth Portfolio	(5,611)	10,754	0	70,833	75,976	124,473	28,815	27,403	123,061	199,037	523,908	722,945
Mid Cap Growth Portfolio	(5,377)	8,035	1,960	68,053	72,671	88,412	13,282	92,151	167,281	239,952	285,629	525,581
INTECH Risk-Managed Core Portfolio	(880)	(468)	947	4,075	3,674	31,248	4,834	(315)	26,099	29,773	78,554	108,327
Worldwide Growth Portfolio	(1,899)	6,892	0	10,411	15,404	30,339	10,893	(20,236)	(790)	14,614	194,954	209,568
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	(3,047)	3,469	1,811	(5,178)	(2,945)	41,206	10,233	3,550	34,523	31,578	216,881	248,459
Guardian Portfolio	(8,299)	49,019	0	(6,736)	33,984	170,082	41,634	23,441	151,889	185,873	671,330	857,203
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	8,359	7,501	87,122	(81,088)	21,894	238,374	140,164	(20,518)	77,692	99,586	1,035,328	1,134,914
Capital Appreciation Fund	(10,199)	19,117	0	64,923	73,841	130,843	41,694	(27,871)	61,278	135,119	624,376	759,495
Global Securities Fund	(5,404)	42,499	57,850	(45,068)	49,877	288,518	97,110	(68,158)	123,250	173,127	1,213,134	1,386,261
Main Street Fund	(4,545)	20,033	0	456	15,944	176,681	52,084	170,060	294,657	310,601	493,793	804,394
Main Street Small Cap Fund	(19,754)	36,860	46,667	(117,184)	(53,411)	360,772	71,743	76,758	365,787	312,376	1,291,916	1,604,292
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	(2,205)	1,660	0	27,596	27,051	8,130	4,178	2,512	6,464	33,515	146,001	179,516
Mid Cap Value Portfolio	(20,836)	(267,778)	937,634	(645,417)	3,603	220,483	133,814	(97,435)	(10,766)	(7,163)	1,353,541	1,346,378
Select Value Portfolio	(919)	16,623	0	(5,895)	9,809	25,142	23,330	(37,906)	(36,094)	(26,285)	267,985	241,700
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	63,053	(10,594)	0	(33,990)	18,469	237,860	103,475	(188,589)	(54,204)	(35,735)	1,128,707	1,092,972
Real Return Portfolio	120,254	(74,980)	9,023	273,931	328,228	296,913	295,090	(938,669)	(936,846)	(608,618)	4,181,387	3,572,769
Total Return Portfolio	52,878	(4,000)	0	65,423	114,301	329,633	154,511	1,490,308	1,665,430	1,779,731	1,407,469	3,187,200
Rydex Variable Trust:
Sector Rotation Fund	(9,923)	16,129	78,082	39,762	124,050	212,559	38,789	411,263	585,033	709,083	503,273	1,212,356
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	10,986	(784)	0	8,683	18,885	70,839	31,089	(39,938)	(188)	18,697	475,025	493,722
Mid-Cap Growth Portfolio (*)	(599)	11	64	10,837	10,313	27,848	25	97,161	124,984	135,297	0	135,297
U.S. Mid Cap Value Portfolio	(25,118)	22,296	310,823	(147,326)	160,675	778,096	137,275	(387,766)	253,055	413,730	2,620,082	3,033,812
U.S. Real Estate Portfolio	(30,803)	433,833	851,574	(3,204,007)	(1,949,403)	2,396,055	688,599	(1,490,321)	217,135	(1,732,268)	8,635,636	6,903,368
Value Portfolio	22,856	(47,199)	350,413	(587,392)	(261,322)	1,799,157	285,993	(424,683)	1,088,481	827,159	3,464,638	4,291,797
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	(23)	(35)	7	(265)	(316)	196	5,613	15,080	9,663	9,347	0	9,347
2015 Moderate Fund (*)	(86)	(232)	222	578	482	96,256	19	(24,842)	71,395	71,877	0	71,877
2025 Moderate Fund (*)	(33)	2	107	(1,033)	(957)	38,422	0	5,185	43,607	42,650	0	42,650
2035 Moderate Fund (*)	(229)	1	57	(947)	(1,118)	13,564	0	35,683	49,247	48,129	0	48,129
2045 Moderate Fund (*)	(72)	0	34	(438)	(476)	3,108	0	10,840	13,948	13,472	0	13,472
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from May 01, 2007 (commencement of operations) to December 31, 2007.

(**) Period from January 01, 2007 to April 30, 2007 (fund merged date).

(***) Period from April 30, 2007 (commencement of operations) to December 31, 2007.

14

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS
December 31, 2008
(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2008 and for the two year period then ended unless otherwise noted, the following investment options, each representing a sub-account of the Account, were available:
AIM Variable Insurance Funds — Series I Shares:
•       Core Equity Fund
•       Financial Services Fund
•       Global Health Care Fund
•       Small Cap Equity Fund
AIM Variable Insurance Funds — Series II Shares:
•       Capital Development Fund
•       Global Real Estate Fund
•       Government Securities Fund
•       International Growth Fund
•       Mid Cap Core Equity Fund
•       Utilities Fund
AllianceBernstein Variable Products Series Fund, Inc — Class B Shares:
•      International Value Portfolio
American Century Variable Portfolios — Class I:
•       Vista Fund
American Century Variable Portfolios — Class II:
•       Large Company Value Fund
•       Mid Cap Value Fund
•       Ultra Fund
Calamos Advisors Trust:
•       Growth and Income Portfolio
Davis Variable Account Fund, Inc.:
•       Value Portfolio
Dreyfus Funds — Service Shares:
•       Socially Responsible Growth Fund, Inc.
•       Stock Index Fund, Inc.
Dreyfus Investment Portfolio — Initial Shares:
•       Technology Growth Portfolio
Dreyfus Investment Portfolio — Service Shares:
•       MidCap Stock Portfolio
Dreyfus Variable Investment Fund — Initial Shares:
•       Money Market Portfolio
Dreyfus Variable Investment Fund — Service Shares:
•       Appreciation Portfolio

15

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued
DWS Variable Series II — Class A:
•       Global Thematic
Financial Investors Variable Insurance Trust — Class II:
•       Ibbotson Balanced ETF Asset Allocation Portfolio
•       Ibbotson Conservative ETF Asset Allocation Portfolio
•      Ibbotson Growth ETF Asset Allocation Portfolio
•       Ibbotson Income/Growth ETF Asset Allocation Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2:
•       Mutual Securities Fund
•      U.S. Government Fund
•      Foreign Securities Fund
Janus Aspen Series — Service Shares:
•       Balanced Portfolio
•       International Growth Portfolio
•       Large Cap Growth Portfolio
•       Mid Cap Growth Portfolio
•      INTECH Risk-Managed Core Portfolio
•       Worldwide Growth Portfolio
Neuberger Berman Advisers Management Trust — Class S:
•       Small-Cap Growth Portfolio
•       Guardian Portfolio
Oppenheimer Variable Account Funds — Service Shares:
•      Balanced Fund
•       Capital Appreciation Fund
•      Global Securities Fund
•      Main Street Fund
•       Main Street Small Cap Fund
PIMCO Variable Insurance Trust — Administrative Class:
•       High Yield Portfolio
•       Real Return Portfolio
•       Total Return Portfolio
Rydex Variable Trust:
•       Sector Rotation Fund
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
•       Core Plus Fixed Income Portfolio
•       Mid-Cap Growth Portfolio
•       U.S. Mid Cap Value Portfolio
•       U.S. Real Estate Portfolio
•       Value Portfolio
Wilshire Variable Insurance Trust:
•       2015 Moderate Fund
•       2025 Moderate Fund
•       2035 Moderate Fund

16

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued

The following funds were added to the Account effective May 1, 2008: AIM Variable Insurance Funds — Series II Shares Global Real Estate Fund; AIM Variable Insurance Funds— Series II Shares International Growth Fund; AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares International Value Portfolio; DWS Variable Series II — Class A Global Thematic; Franklin Templeton Variable Insurance Products Trust — Class 2 Mutual Securities Fund; Franklin Templeton Variable Insurance Products Trust — Class 2 U.S. Government Fund.

Wilshire Variable Insurance Trust 2010 Moderate Fund sub-account was merged into the Wilshire Variable Insurance Trust 2015 Moderate Fund sub-account on December 19, 2008 by Wilshire Variable Insurance Trust. Wilshire Variable Insurance Trust 2045 Moderate Fund sub-account was merged into the Wilshire Variable Insurance Trust 2035 Moderate Fund sub-account on December 19, 2008 by Wilshire Variable Insurance Trust.

Old Mutual Insurance Series Fund, Inc. Large Cap Growth Portfolio sub-account, Old Mutual Insurance Series Fund, Inc. Mid Cap Value Portfolio sub-account and Old Mutual Insurance Series Fund, Inc. Select Value Portfolio sub-accounts were terminated on December 12, 2008 by Old Mutual Insurance Series Fund, Inc.

In 2008, Neuberger Berman Advisers Management Trust — Class S Fasciano Portfolio’s name changed to Neuberger Berman Advisers Management Trust — Class S Small-Cap Growth Portfolio.

The following funds were added to the Account effective May 1, 2007: Calamos Advisors Trust Growth and Income Portfolio; Davis Variable Account Fund, Inc. Value Portfolio; Dreyfus Investment Portfolio — Service Shares MidCap Stock Portfolio; Financial Investors Variable Insurance Trust — Class II Ibbotson Balanced ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust — Class II Ibbotson Conservative ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust — Class II Ibbotson Growth ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust — Class II Ibbotson Income/Growth ETF Asset Allocation Portfolio; Franklin Templeton Variable Insurance Products Trust — Class 2 Foreign Securities Fund; Van Kampen — The Universal Institutional Funds, Inc. — Class I Mid-Cap Growth Portfolio; Wilshire Variable Insurance Trust 2010 Moderate Fund; Wilshire Variable Insurance Trust 2015 Moderate Fund; Wilshire Variable Insurance Trust 2025 Moderate Fund; Wilshire Variable Insurance Trust 2035 Moderate Fund; Wilshire Variable Insurance Trust 2045 Moderate Fund.

AIM Variable Insurance Funds — Series I Shares Small Cap Growth Fund sub-account was merged into the AIM Variable Insurance Funds — Series I Shares Small Cap Equity Fund sub-account on April 30, 2007 by AIM Variable Insurance Funds.

AIM Variable Insurance Funds — Series II Shares Small Cap Equity Fund sub-account was merged into the AIM Variable Insurance Funds — Series I Shares Small Cap Equity fund sub-account on April 30, 2007 by the Company.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.

17

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — Continued

Fair Value Measurements

Effective January 1, 2008, the Account adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Account’s assumptions about the assumptions market participants would use in pricing the asset or liability. Adoption of SFAS 157 had no effect on the recorded amounts of the assets in the Account.

The framework established in SFAS 157 for measuring fair value is based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 — Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued within the above SFAS 157 fair value hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

18

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — Continued

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

19

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended December 31, 2008, are as follows:

	2008
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	$53,208	$98,721
Financial Services Fund	100,875	66,557
Global Health Care Fund	312,861	421,817
Small Cap Equity Fund	258,280	84,520
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	368,423	404,913
Global Real Estate Fund	114,845	3,808
Government Securities Fund	1,725,395	644,335
International Growth Fund	1,484	2
Mid Cap Core Equity Fund	149,971	67,065
Utilities Fund	637,393	997,023
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio	30,807	712
American Century Variable Portfolios — Class I:
Vista Fund	472,907	358,984
American Century Variable Portfolios — Class II:
Large Company Value Fund	158,566	372,596
Mid Cap Value Fund	99,092	78,897
Ultra Fund	92,142	6,885
Calamos Advisors Trust:
Growth and Income Portfolio	1,426,234	136,527
Davis Variable Account Fund, Inc.:
Value Portfolio	619,843	108,982
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	116,784	53,383
Stock Index Fund, Inc.	1,619,205	3,313,213
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	59,107	44,514
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	24,138	1,974
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	3,193,434	1,257,394
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	141,536	139,920
DWS Variable Series II — Class A:
Global Thematic	7,744	3,117
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	2,735,233	136,579
Ibbotson Conservative ETF Asset Allocation Portfolio	874,423	21,005
Ibbotson Growth ETF Asset Allocation Portfolio	3,849,537	30,106
Ibbotson Income/Growth ETF Asset Allocation Portfolio	1,155,646	16,146
Franklin Templeton Variable Insurance Products Trust — Class 2:
Mutual Securities Fund	197,456	4,770
U.S. Government Fund	101,798	688
Foreign Securities Fund	330,631	278,877
Janus Aspen Series — Service Shares:
Balanced Portfolio	603,682	402,997
International Growth Portfolio	1,807,738	679,586
Large Cap Growth Portfolio	349,544	82,244
Mid Cap Growth Portfolio	205,342	168,708
INTECH Risk-Managed Core Portfolio	37,405	3,010
Worldwide Growth Portfolio	28,686	35,875
Neuberger Berman Advisors Management Trust — Class S:
Small-Cap Growth Portfolio	63,510	37,315
Guardian Portfolio	1,141,142	448,823
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	353,245	223,483
Capital Appreciation Fund	266,723	162,380
Global Securities Fund	513,963	406,138
Main Street Fund	349,155	212,789
Main Street Small Cap Fund	538,111	383,664
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	16,389	142,992
Mid Cap Value Portfolio	564,172	1,051,278
Select Value Portfolio	21,124	213,195
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	388,133	579,778
Real Return Portfolio	2,578,212	2,023,334
Total Return Portfolio	2,490,263	2,047,150
Rydex Variable Trust:
Sector Rotation Fund	329,935	512,122
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	1,065,374	475,240
Mid-Cap Growth Portfolio	148,960	81,056
U.S. Mid Cap Value Portfolio	902,522	1,293,631
U.S. Real Estate Portfolio	2,011,443	3,216,487
Value Portfolio	888,105	2,559,273
Wilshire Variable Insurance Trust:
2010 Moderate Fund	40,417	38,266
2015 Moderate Fund	63,921	6,354
2025 Moderate Fund	14,150	376
2035 Moderate Fund	30,439	1,158
2045 Moderate Fund	8,879	14,086

20

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2008:

1.95% Series Contracts	$385
1.80% Series Contracts	6,405
1.75% Series Contracts	1,188
1.70% Series Contracts	15,639
1.65% Series Contracts	153,194
1.55% Series Contracts	4,228
1.50% Series Contracts	272
1.45% Series Contracts	316
1.40% Series Contracts	635,802
1.25% Series Contracts	9,797
1.00% Series Contracts	140

$827,366

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $10,039 for the year ended December 31, 2008.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

21

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund - 1.40% series contract	30,396.259	5,414.499	9,227.905	26,582.853
Core Equity Fund - 1.65% series contract	4,559.886	615.155	1,129.103	4,045.938
Core Equity Fund - 1.70% series contract	295.955	0.000	0.000	295.955
Core Equity Fund - 1.80% series contract	691.279	89.358	0.000	780.637
Financial Services Fund - 1.40% series contract	14,821.842	8,015.852	3,849.836	18,987.858
Financial Services Fund - 1.65% series contract	5,758.342	3,194.931	4,757.037	4,196.236
Financial Services Fund - 1.70% series contract	128.671	32.012	0.199	160.484
Global Health Care Fund - 1.40% series contract	82,482.904	13,448.932	34,486.134	61,445.702
Global Health Care Fund - 1.65% series contract	2,415.398	311.885	439.266	2,288.017
Global Health Care Fund - 1.70% series contract	2,111.018	790.971	706.402	2,195.587
Global Health Care Fund - 1.80% series contract	60.719	0.000	0.000	60.719
Small Cap Equity Fund - 1.00% series contract	0.000	78.114	9.900	68.214
Small Cap Equity Fund - 1.25% series contract	0.000	6,723.136	157.324	6,565.812
Small Cap Equity Fund - 1.40% series contract	27,515.769	16,763.908	7,382.453	36,897.224
Small Cap Equity Fund - 1.45% series contract	0.000	282.070	0.000	282.070
Small Cap Equity Fund - 1.50% series contract	0.000	80.195	39.162	41.033
Small Cap Equity Fund - 1.55% series contract	0.000	6,960.248	314.762	6,645.486
Small Cap Equity Fund - 1.65% series contract *	0.000	2,459.382	0.000	2,459.382
Small Cap Equity Fund - 1.65% series contract	13,090.472	1,263.406	5,274.924	9,078.954
Small Cap Equity Fund - 1.70% series contract	1,661.677	49.878	1,544.403	167.152
Small Cap Equity Fund - 1.75% series contract	0.000	9.900	0.000	9.900
Small Cap Equity Fund - 1.80% series contract	346.507	64.427	0.000	410.934
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund - 1.00% series contract	0.000	760.235	103.474	656.761
Capital Development Fund - 1.25% series contract	0.000	9,302.090	426.391	8,875.699
Capital Development Fund - 1.40% series contract	59,838.559	18,231.147	23,754.436	54,315.270
Capital Development Fund - 1.45% series contract	0.000	601.176	5.580	595.596
Capital Development Fund - 1.55% series contract	0.000	503.078	0.000	503.078
Capital Development Fund - 1.65% series contract *	0.000	9.850	0.000	9.850
Capital Development Fund - 1.65% series contract	13,982.184	562.318	10,224.168	4,320.334
Capital Development Fund - 1.70% series contract	873.933	191.865	28.081	1,037.717
Capital Development Fund - 1.75% series contract	0.000	603.082	0.000	603.082
Capital Development Fund - 1.80% series contract	464.975	160.908	0.000	625.883
Capital Development Fund - 1.95% series contract	0.000	186.259	0.000	186.259
Global Real Estate Fund - 1.00% series contract	0.000	371.994	53.533	318.461
Global Real Estate Fund - 1.25% series contract	0.000	12,070.492	309.356	11,761.136
Global Real Estate Fund - 1.45% series contract	0.000	326.007	2.992	323.015
Global Real Estate Fund - 1.55% series contract	0.000	1,273.565	371.987	901.578
Global Real Estate Fund - 1.65% series contract	0.000	2,044.425	0.000	2,044.425
Global Real Estate Fund - 1.75% series contract	0.000	532.820	0.000	532.820
Global Real Estate Fund - 1.95% series contract	0.000	32.648	0.000	32.648
Government Securities Fund - 1.40% series contract	38,847.797	56,694.972	35,981.011	59,561.758
Government Securities Fund - 1.65% series contract	4,075.718	101,090.013	31,535.244	73,630.487
Government Securities Fund - 1.70% series contract	1,788.208	1,827.458	921.046	2,694.620
Government Securities Fund - 1.80% series contract	0.000	5,472.131	2,805.505	2,666.626
International Growth Fund - 1.00% series contract	0.000	85.662	9.959	75.703
International Growth Fund - 1.25% series contract	0.000	101.990	1.258	100.732
International Growth Fund - 1.55% series contract	0.000	10.360	0.000	10.360
International Growth Fund - 1.65% series contract	0.000	9.960	0.000	9.960
International Growth Fund - 1.75% series contract	0.000	9.960	0.000	9.960
Mid Cap Core Equity Fund - 1.00% series contract	0.000	19.722	9.862	9.860
Mid Cap Core Equity Fund - 1.25% series contract	0.000	1,869.602	155.765	1,713.837
Mid Cap Core Equity Fund - 1.40% series contract	21,909.614	5,997.384	1,863.178	26,043.820
Mid Cap Core Equity Fund - 1.50% series contract	21.382	0.000	21.382	0.000
Mid Cap Core Equity Fund - 1.55% series contract	0.000	10.260	0.000	10.260
Mid Cap Core Equity Fund - 1.65% series contract *	0.000	9.860	0.000	9.860
Mid Cap Core Equity Fund - 1.65% series contract	4,273.239	154.027	2,951.189	1,476.077
Mid Cap Core Equity Fund - 1.70% series contract	173.610	0.000	0.000	173.610
Mid Cap Core Equity Fund - 1.75% series contract	0.000	159.471	0.000	159.471
Utilities Fund - 1.40% series contract	87,867.876	52,267.500	72,217.467	67,917.909
Utilities Fund - 1.50% series contract	0.000	81.372	0.000	81.372
Utilities Fund - 1.65% series contract	25,089.884	20,840.597	30,446.680	15,483.801
Utilities Fund - 1.70% series contract	533.563	474.384	801.529	206.418
Utilities Fund - 1.80% series contract	212.750	237.329	450.079	0.000
AllianceBernstein Variable Products Series Fund, Inc. — Class B:
International Value Portfolio - 1.00% series contract	0.000	94.261	15.121	79.140
International Value Portfolio - 1.25% series contract	0.000	4,209.634	291.312	3,918.322
International Value Portfolio - 1.45% series contract	0.000	342.790	3.503	339.287
International Value Portfolio - 1.55% series contract	0.000	1,275.797	24.314	1,251.483
International Value Portfolio - 1.65% series contract	0.000	9.920	0.000	9.920
International Value Portfolio - 1.75% series contract	0.000	9.920	0.000	9.920

*	Commencement date May 1, 2009

22

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
American Century Variable Portfolios — Class I:
Vista Fund - 1.00% series contract	0.000	19.995	9.995	10.000
Vista Fund - 1.25% series contract	0.000	4,908.429	110.090	4,798.339
Vista Fund - 1.40% series contract	36,829.210	32,425.925	14,363.699	54,891.436
Vista Fund - 1.50% series contract	0.000	231.553	60.545	171.008
Vista Fund - 1.55% series contract	0.000	547.947	0.000	547.947
Vista Fund - 1.65% series contract *	0.000	4,968.497	0.000	4,968.497
Vista Fund - 1.65% series contract	24,868.605	7,871.372	22,893.238	9,846.739
Vista Fund - 1.70% series contract	1,349.852	796.438	1,744.148	402.142
Vista Fund - 1.75% series contract	0.000	10.000	0.000	10.000
Vista Fund - 1.80% series contract	689.438	469.012	1,072.071	86.379
American Century Variable Portfolios — Class II:
Large Company Value Fund - 1.00% series contract	0.000	19.644	9.824	9.820
Large Company Value Fund - 1.25% series contract	0.000	87.889	0.000	87.889
Large Company Value Fund - 1.40% series contract	66,250.868	24,247.193	45,960.858	44,537.203
Large Company Value Fund - 1.50% series contract	29.661	0.000	29.661	0.000
Large Company Value Fund - 1.55% series contract	0.000	10.220	0.000	10.220
Large Company Value Fund - 1.65% series contract *	0.000	9.820	0.000	9.820
Large Company Value Fund - 1.65% series contract	8,088.217	477.906	4,054.509	4,511.614
Large Company Value Fund - 1.75% series contract	0.000	9.820	0.000	9.820
Mid Cap Value Fund - 1.00% series contract	0.000	19.584	9.794	9.790
Mid Cap Value Fund - 1.25% series contract	0.000	1,331.884	8.175	1,323.709
Mid Cap Value Fund - 1.40% series contract	15,275.580	5,907.076	4,997.363	16,185.293
Mid Cap Value Fund - 1.55% series contract	0.000	1,213.826	9.877	1,203.949
Mid Cap Value Fund - 1.65% series contract *	0.000	598.584	588.794	9.790
Mid Cap Value Fund - 1.65% series contract	7,237.048	742.122	2,551.527	5,427.643
Mid Cap Value Fund - 1.70% series contract	0.000	735.865	0.000	735.865
Mid Cap Value Fund - 1.75% series contract	0.000	9.790	0.000	9.790
Mid Cap Value Fund - 1.80% series contract	0.000	444.868	0.000	444.868
Ultra Fund - 1.40% series contract	4,484.021	8,995.090	1,054.803	12,424.308
Ultra Fund - 1.65% series contract	1,634.783	0.000	0.000	1,634.783
Calamos Advisors Trust:
Growth and Income Portfolio - 1.00% series contract	0.000	19.764	9.884	9.880
Growth and Income Portfolio - 1.25% series contract	0.000	4,574.046	1,050.240	3,523.806
Growth and Income Portfolio - 1.40% series contract	11,798.204	213,897.466	80,303.050	145,392.620
Growth and Income Portfolio - 1.55% series contract	0.000	10.280	0.000	10.280
Growth and Income Portfolio - 1.65% series contract *	0.000	1,258.639	0.000	1,258.639
Growth and Income Portfolio - 1.65% series contract	7,487.665	6,709.826	7,822.390	6,375.101
Growth and Income Portfolio - 1.70% series contract	33.942	1,181.942	0.000	1,215.884
Growth and Income Portfolio - 1.75% series contract	0.000	9.880	0.000	9.880
Growth and Income Portfolio - 1.80% series contract	0.000	628.192	0.000	628.192
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.00% series contract	0.000	1,268.109	176.054	1,092.055
Value Portfolio - 1.25% series contract	0.000	27,486.404	1,879.117	25,607.287
Value Portfolio - 1.40% series contract	3,077.896	37,360.959	9,628.231	30,810.624
Value Portfolio - 1.45% series contract	0.000	1,222.854	10.590	1,212.264
Value Portfolio - 1.50% series contract	0.000	171.286	84.287	86.999
Value Portfolio - 1.55% series contract	0.000	1,843.815	345.327	1,498.488
Value Portfolio - 1.65% series contract *	0.000	6,594.392	0.000	6,594.392
Value Portfolio - 1.65% series contract	6,976.312	9,743.666	8,645.322	8,074.656
Value Portfolio - 1.70% series contract	166.205	1,199.960	1,127.777	238.388
Value Portfolio - 1.75% series contract	0.000	1,598.139	4.617	1,593.522
Value Portfolio - 1.95% series contract	0.000	323.776	0.000	323.776
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc. - 1.00% series contract	0.000	25.816	11.255	14.561
Socially Responsible Growth Fund, Inc. - 1.25% series contract	0.000	449.237	0.000	449.237
Socially Responsible Growth Fund, Inc. - 1.40% series contract	34,546.475	11,681.653	6,946.213	39,281.915
Socially Responsible Growth Fund, Inc. - 1.45% series contract	0.000	19.692	0.000	19.692
Socially Responsible Growth Fund, Inc. - 1.55% series contract	0.000	626.265	0.000	626.265
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	0.000	9.840	0.000	9.840
Socially Responsible Growth Fund, Inc. - 1.65% series contract	1,187.634	188.303	337.148	1,038.789
Socially Responsible Growth Fund, Inc. - 1.70% series contract	5,086.929	216.482	72.297	5,231.114
Socially Responsible Growth Fund, Inc. - 1.75% series contract	0.000	9.840	0.000	9.840
Stock Index Fund, Inc. - 1.00% series contract	0.000	1,625.489	228.955	1,396.534
Stock Index Fund, Inc. - 1.25% series contract	0.000	27,486.998	629.604	26,857.394
Stock Index Fund, Inc. - 1.40% series contract	683,487.148	285,359.612	421,358.192	547,488.568
Stock Index Fund, Inc. - 1.45% series contract	0.000	2,343.375	9.540	2,333.835
Stock Index Fund, Inc. - 1.55% series contract	0.000	1,344.748	0.000	1,344.748
Stock Index Fund, Inc. - 1.65% series contract *	0.000	9.830	0.000	9.830
Stock Index Fund, Inc. - 1.65% series contract	44,207.304	2,750.345	15,803.078	31,154.571
Stock Index Fund, Inc. - 1.70% series contract	2,991.350	38.811	265.701	2,764.460
Stock Index Fund, Inc. - 1.75% series contract	0.000	2,480.855	17.943	2,462.912
Stock Index Fund, Inc. - 1.80% series contract	504.572	69.349	0.000	573.921
Stock Index Fund, Inc. - 1.95% series contract	0.000	569.203	0.000	569.203

*	Commencement date May 1, 2009

23

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio - 1.40% series contract	19,936.665	4,519.265	4,025.692	20,430.238
Technology Growth Portfolio - 1.65% series contract	2,478.201	2,540.324	1,199.974	3,818.551
Technology Growth Portfolio - 1.70% series contract	71.012	0.000	62.867	8.145
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.00% series contract	0.000	25.728	9.858	15.870
MidCap Stock Portfolio - 1.25% series contract	0.000	234.311	0.000	234.311
MidCap Stock Portfolio - 1.40% series contract	1,045.893	2,430.796	508.552	2,968.137
MidCap Stock Portfolio - 1.45% series contract	0.000	50.891	0.000	50.891
MidCap Stock Portfolio - 1.55% series contract	0.000	729.279	16.530	712.749
MidCap Stock Portfolio - 1.65% series contract *	0.000	9.860	0.000	9.860
MidCap Stock Portfolio - 1.65% series contract	332.877	198.690	175.460	356.107
MidCap Stock Portfolio - 1.75% series contract	0.000	9.860	0.000	9.860
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio - 1.00% series contract	0.000	57,727.455	442.779	57,284.676
Money Market Portfolio - 1.25% series contract	0.000	13,046.069	263.885	12,782.184
Money Market Portfolio - 1.40% series contract	205,259.591	2,297,155.744	1,224,930.213	1,277,485.122
Money Market Portfolio - 1.45% series contract	0.000	771.112	0.000	771.112
Money Market Portfolio - 1.55% series contract	0.000	15,824.450	139.943	15,684.507
Money Market Portfolio - 1.65% series contract *	0.000	100.000	0.000	100.000
Money Market Portfolio - 1.65% series contract	77,484.981	205,861.423	111,654.130	171,692.274
Money Market Portfolio - 1.70% series contract	13,204.982	159,776.434	1,732.315	171,249.101
Money Market Portfolio - 1.75% series contract	0.000	244,449.937	264.511	244,185.426
Money Market Portfolio - 1.80% series contract	3,866.813	13,515.588	12,399.140	4,983.261
Money Market Portfolio - 1.95% series contract	0.000	183,313.149	0.000	183,313.149
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio - 1.40% series contract	38,008.940	8,299.797	7,767.440	38,541.297
Appreciation Portfolio - 1.50% series contract	51.843	0.000	51.843	0.000
Appreciation Portfolio - 1.65% series contract	9,580.515	277.221	4,472.078	5,385.658
Appreciation Portfolio - 1.70% series contract	2,879.643	515.602	438.470	2,956.775
Appreciation Portfolio - 1.80% series contract	551.244	73.354	0.000	624.598
DWS Variable Series II — Class A:
Global Thematic - 1.00% series contract	0.000	19.838	9.918	9.920
Global Thematic - 1.25% series contract	0.000	225.348	0.000	225.348
Global Thematic - 1.55% series contract	0.000	359.913	349.594	10.319
Global Thematic - 1.65% series contract	0.000	307.460	0.000	307.460
Global Thematic - 1.75% series contract	0.000	9.920	0.000	9.920
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	0.000	82.976	0.000	82.976
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	0.000	413.478	25.929	387.549
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	0.000	230,091.879	3,290.700	226,801.179
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	1,909.379	46,101.848	6,303.210	41,708.017
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	0.000	2.049	2.049	0.000
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	0.000	20,818.570	0.000	20,818.570
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	0.000	25,209.248	11,178.629	14,030.619
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	27,349.462	28,748.576	5,305.181	50,792.857
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,199.099	360.180	0.000	2,559.279
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	0.000	9.920	0.000	9.920
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	0.000	19.962	9.982	9.980
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	0.000	84,881.456	180.986	84,700.470
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	1,374.395	4,803.684	571.848	5,606.231
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	0.000	3,036.959	0.000	3,036.959
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	0.000	9.980	0.000	9.980
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	4,970.673	1,075.748	153.878	5,892.543
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	301.965	1,429.459	1,123.155	608.269
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	0.000	1,241.912	0.000	1,241.912
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.80% series contract	0.000	156.456	0.000	156.456
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	0.000	821.665	119.095	702.570
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	0.000	162,446.270	2,168.163	160,278.107
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	11,716.344	19,647.889	3,208.922	28,155.311
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	0.000	2.263	2.263	0.000
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	0.000	86,773.851	138.571	86,635.280
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	0.000	61,538.600	3,269.898	58,268.702
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	22,185.286	147,441.377	1,698.346	167,928.317
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	20.690	234.086	0.000	254.776
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	0.000	21,073.046	0.000	21,073.046
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.00% series contract	0.000	110.531	27.264	83.267
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.25% series contract	0.000	60,627.998	136.695	60,491.303
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.40% series contract	6,469.193	8,035.632	486.928	14,017.897
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.55% series contract	0.000	5,715.444	75.258	5,640.186
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.65% series contract *	0.000	32,788.869	1,447.020	31,341.849
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.65% series contract	4,852.637	36,991.443	11,644.253	30,199.827
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.70% series contract	353.244	45.563	6.965	391.842
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.75% series contract	0.000	845.937	0.000	845.937

*	Commencement date May 1, 2009

24

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Franklin Templeton Variable Insurance Products Trust — Class 2:
Mutual Securities Fund - 1.00% series contract	0.000	113.323	9.893	103.430
Mutual Securities Fund - 1.25% series contract	0.000	22,893.631	952.113	21,941.518
Mutual Securities Fund - 1.55% series contract	0.000	10.290	0.000	10.290
Mutual Securities Fund - 1.65% series contract	0.000	1,803.749	0.000	1,803.749
Mutual Securities Fund - 1.75% series contract	0.000	4,800.220	0.000	4,800.220
U.S. Government Fund - 1.00% series contract	0.000	398.895	82.419	316.476
U.S. Government Fund - 1.25% series contract	0.000	4,590.369	109.215	4,481.154
U.S. Government Fund - 1.45% series contract	0.000	7.093	0.000	7.093
U.S. Government Fund - 1.55% series contract	0.000	14.104	0.000	14.104
U.S. Government Fund - 1.65% series contract	0.000	2,210.286	0.000	2,210.286
U.S. Government Fund - 1.75% series contract	0.000	2,629.956	67.050	2,562.906
U.S. Government Fund - 1.95% series contract	0.000	444.160	0.000	444.160
Foreign Securities Fund - 1.00% series contract	0.000	88.514	10.045	78.469
Foreign Securities Fund - 1.25% series contract	0.000	1,288.635	12.901	1,275.734
Foreign Securities Fund - 1.40% series contract	38,845.493	44,678.200	52,454.501	31,069.192
Foreign Securities Fund - 1.55% series contract	0.000	704.939	7.392	697.547
Foreign Securities Fund - 1.65% series contract *	0.000	10.040	0.000	10.040
Foreign Securities Fund - 1.65% series contract	2,109.606	468.014	1.755	2,575.865
Foreign Securities Fund - 1.70% series contract	463.228	246.293	6.936	702.585
Foreign Securities Fund - 1.75% series contract	0.000	10.040	0.000	10.040
Foreign Securities Fund - 1.80% series contract	256.933	0.000	256.933	0.000
Janus Aspen Series — Service Shares:
Balanced Portfolio - 1.00% series contract	0.000	19.896	9.946	9.950
Balanced Portfolio - 1.25% series contract	0.000	5,240.178	366.487	4,873.691
Balanced Portfolio - 1.40% series contract	131,992.277	32,995.019	34,508.112	130,479.184
Balanced Portfolio - 1.50% series contract	0.000	188.970	42.424	146.546
Balanced Portfolio - 1.55% series contract	0.000	2,108.447	328.984	1,779.463
Balanced Portfolio - 1.65% series contract *	0.000	4,836.473	261.669	4,574.804
Balanced Portfolio - 1.65% series contract	35,203.966	4,668.844	9,863.083	30,009.727
Balanced Portfolio - 1.70% series contract	6,354.817	1,332.261	1,396.205	6,290.873
Balanced Portfolio - 1.75% series contract	0.000	9.950	0.000	9.950
Balanced Portfolio - 1.80% series contract	543.303	66.124	0.000	609.427
International Growth Portfolio - 1.00% series contract	0.000	2,428.648	288.622	2,140.026
International Growth Portfolio - 1.25% series contract	0.000	69,823.066	1,894.658	67,928.408
International Growth Portfolio - 1.40% series contract	78,181.296	73,648.750	44,915.940	106,914.106
International Growth Portfolio - 1.45% series contract	0.000	1,626.623	16.241	1,610.382
International Growth Portfolio - 1.50% series contract	0.000	244.607	91.553	153.054
International Growth Portfolio - 1.55% series contract	0.000	3,060.232	0.000	3,060.232
International Growth Portfolio - 1.65% series contract *	0.000	17,693.463	1,373.985	16,319.478
International Growth Portfolio - 1.65% series contract	24,943.890	10,025.119	21,905.389	13,063.620
International Growth Portfolio - 1.70% series contract	744.682	1,184.348	1,644.771	284.259
International Growth Portfolio - 1.75% series contract	0.000	2,414.074	6.145	2,407.929
International Growth Portfolio - 1.80% series contract	805.369	656.545	1,279.509	182.405
International Growth Portfolio - 1.95% series contract	0.000	554.144	0.000	554.144
Large Cap Growth Portfolio - 1.00% series contract	0.000	116.988	9.888	107.100
Large Cap Growth Portfolio - 1.25% series contract	0.000	18,541.925	0.000	18,541.925
Large Cap Growth Portfolio - 1.40% series contract	34,266.825	19,013.035	8,019.483	45,260.377
Large Cap Growth Portfolio - 1.50% series contract	0.000	110.264	54.899	55.365
Large Cap Growth Portfolio - 1.55% series contract	0.000	341.697	331.417	10.280
Large Cap Growth Portfolio - 1.65% series contract *	0.000	9.880	0.000	9.880
Large Cap Growth Portfolio - 1.65% series contract	9,526.079	3,558.769	3,979.415	9,105.433
Large Cap Growth Portfolio - 1.70% series contract	1,111.156	220.759	66.397	1,265.518
Large Cap Growth Portfolio - 1.75% series contract	0.000	9.880	0.000	9.880
Large Cap Growth Portfolio - 1.80% series contract	167.247	0.000	167.247	0.000
Mid Cap Growth Portfolio - 1.00% series contract	0.000	19.640	9.820	9.820
Mid Cap Growth Portfolio - 1.25% series contract	0.000	12,916.359	7.728	12,908.631
Mid Cap Growth Portfolio - 1.40% series contract	20,941.698	4,940.366	7,364.586	18,517.478
Mid Cap Growth Portfolio - 1.55% series contract	0.000	916.857	337.095	579.762
Mid Cap Growth Portfolio - 1.65% series contract *	0.000	9.820	0.000	9.820
Mid Cap Growth Portfolio - 1.65% series contract	1,647.302	117.509	750.557	1,014.254
Mid Cap Growth Portfolio - 1.70% series contract	31.635	390.142	377.645	44.132
Mid Cap Growth Portfolio - 1.75% series contract	0.000	9.820	0.000	9.820
Mid Cap Growth Portfolio - 1.80% series contract	583.961	371.342	683.080	272.223
INTECH Risk-Managed Core Portfolio - 1.40% series contract	8,397.567	3,348.969	555.990	11,190.546
INTECH Risk-Managed Core Portfolio - 1.65% series contract	52.412	0.000	52.412	0.000
Worldwide Growth Portfolio - 1.40% series contract	11,599.256	2,465.093	1,030.036	13,034.313
Worldwide Growth Portfolio - 1.65% series contract	1,654.943	21.018	1,591.635	84.326
Worldwide Growth Portfolio - 1.70% series contract	482.140	51.397	109.105	424.432
Neuberger Berman Advisors Management Trust — Class S:
Small-Cap Growth Portfolio - 1.40% series contract	15,272.339	5,749.366	3,185.949	17,835.756
Small-Cap Growth Portfolio - 1.65% series contract	749.534	0.000	669.760	79.774
Small-Cap Growth Portfolio - 1.70% series contract	1,743.260	360.841	73.957	2,030.144

*	Commencement date May 1, 2009

25

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Neuberger Berman Advisors Management Trust — Class S:
Guardian Portfolio - 1.00% series contract	0.000	19.477	9.737	9.740
Guardian Portfolio - 1.25% series contract	0.000	7,014.584	484.377	6,530.207
Guardian Portfolio - 1.40% series contract	45,475.317	94,924.696	50,543.199	89,856.814
Guardian Portfolio - 1.55% series contract	0.000	10.130	0.000	10.130
Guardian Portfolio - 1.65% series contract *	0.000	9.740	0.000	9.740
Guardian Portfolio - 1.65% series contract	1,597.897	92.136	1,242.373	447.660
Guardian Portfolio - 1.70% series contract	785.197	207.831	712.291	280.737
Guardian Portfolio - 1.75% series contract	0.000	605.438	0.000	605.438
Guardian Portfolio - 1.80% series contract	1,074.297	634.098	1,455.319	253.076
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund - 1.00% series contract	0.000	19.848	9.928	9.920
Balanced Fund - 1.25% series contract	0.000	5,033.572	1,028.394	4,005.178
Balanced Fund - 1.40% series contract	45,706.236	16,734.588	12,876.627	49,564.197
Balanced Fund - 1.55% series contract	0.000	10.320	0.000	10.320
Balanced Fund - 1.65% series contract *	0.000	1,505.094	0.000	1,505.094
Balanced Fund - 1.65% series contract	25,972.261	3,354.261	12,380.891	16,945.631
Balanced Fund - 1.70% series contract	758.260	293.060	151.874	899.446
Balanced Fund - 1.75% series contract	0.000	9.920	0.000	9.920
Balanced Fund - 1.80% series contract	1,456.119	8,076.208	1,456.119	8,076.208
Capital Appreciation Fund - 1.00% series contract	0.000	807.092	107.719	699.373
Capital Appreciation Fund - 1.25% series contract	0.000	14,317.964	604.283	13,713.681
Capital Appreciation Fund - 1.40% series contract	31,444.936	16,489.360	11,281.801	36,652.495
Capital Appreciation Fund - 1.45% series contract	0.000	777.410	7.100	770.310
Capital Appreciation Fund - 1.50% series contract	46.824	117.239	104.825	59.238
Capital Appreciation Fund - 1.55% series contract	0.000	1,450.790	4.041	1,446.749
Capital Appreciation Fund - 1.65% series contract *	0.000	9.840	0.000	9.840
Capital Appreciation Fund - 1.65% series contract	12,976.760	3,621.745	6,653.689	9,944.816
Capital Appreciation Fund - 1.70% series contract	1,038.765	11.540	878.871	171.434
Capital Appreciation Fund - 1.75% series contract	0.000	620.612	0.000	620.612
Capital Appreciation Fund - 1.80% series contract	1,009.105	0.000	1,009.105	0.000
Capital Appreciation Fund - 1.95% series contract	0.000	189.435	0.000	189.435
Global Securities Fund - 1.00% series contract	0.000	19.788	9.898	9.890
Global Securities Fund - 1.25% series contract	0.000	6,680.097	379.015	6,301.082
Global Securities Fund - 1.40% series contract	50,707.428	22,560.310	19,403.688	53,864.050
Global Securities Fund - 1.50% series contract	37.689	0.000	37.689	0.000
Global Securities Fund - 1.55% series contract	0.000	2,080.112	0.373	2,079.739
Global Securities Fund - 1.65% series contract *	0.000	3,374.309	1,561.952	1,812.357
Global Securities Fund - 1.65% series contract	13,246.256	2,599.104	8,371.611	7,473.749
Global Securities Fund - 1.70% series contract	1,139.421	29.819	336.846	832.394
Global Securities Fund - 1.75% series contract	0.000	894.981	0.000	894.981
Global Securities Fund - 1.80% series contract	734.593	203.997	614.453	324.137
Main Street Fund - 1.00% series contract	0.000	19.778	9.888	9.890
Main Street Fund - 1.25% series contract	0.000	1,351.808	0.000	1,351.808
Main Street Fund - 1.40% series contract	54,341.218	32,325.294	20,416.190	66,250.322
Main Street Fund - 1.45% series contract	0.000	71.855	0.000	71.855
Main Street Fund - 1.50% series contract	59.107	0.000	59.107	0.000
Main Street Fund - 1.55% series contract	0.000	10.290	0.000	10.290
Main Street Fund - 1.65% series contract *	0.000	9.890	0.000	9.890
Main Street Fund - 1.65% series contract	8,563.867	1,767.382	3,836.202	6,495.047
Main Street Fund - 1.70% series contract	7.276	7.637	0.000	14.913
Main Street Fund - 1.75% series contract	0.000	9.890	0.000	9.890
Main Street Fund - 1.80% series contract	1,275.454	141.674	1,275.452	141.676
Main Street Small Cap Fund - 1.00% series contract	0.000	19.644	9.824	9.820
Main Street Small Cap Fund - 1.25% series contract	0.000	3,411.394	422.050	2,989.344
Main Street Small Cap Fund - 1.40% series contract	66,017.342	40,739.524	30,104.592	76,652.274
Main Street Small Cap Fund - 1.45% series contract	0.000	47.880	0.000	47.880
Main Street Small Cap Fund - 1.50% series contract	37.351	0.000	37.351	0.000
Main Street Small Cap Fund - 1.55% series contract	0.000	711.859	53.376	658.483
Main Street Small Cap Fund - 1.65% series contract *	0.000	456.089	0.000	456.089
Main Street Small Cap Fund - 1.65% series contract	11,779.335	2,625.753	8,409.505	5,995.583
Main Street Small Cap Fund - 1.70% series contract	2,775.104	118.555	1,528.659	1,365.000
Main Street Small Cap Fund - 1.75% series contract	0.000	9.820	0.000	9.820
Main Street Small Cap Fund - 1.80% series contract	4,453.973	874.103	551.366	4,776.710

*	Commencement date May 1, 2009

26

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio - 1.40% series contract	7,675.652	1,374.117	9,049.769	0.000
Large Cap Growth Portfolio - 1.65% series contract	1,355.316	0.000	1,355.316	0.000
Large Cap Growth Portfolio - 1.70% series contract	1,889.341	0.000	1,889.341	0.000
Large Cap Growth Portfolio - 1.80% series contract	59.461	0.000	59.461	0.000
Mid Cap Value Portfolio - 1.40% series contract	65,437.504	7,106.761	72,544.265	0.000
Mid Cap Value Portfolio - 1.65% series contract	10,192.835	600.821	10,793.656	0.000
Mid Cap Value Portfolio - 1.70% series contract	927.829	106.844	1,034.673	0.000
Mid Cap Value Portfolio - 1.80% series contract	129.457	33.691	163.148	0.000
Select Value Portfolio - 1.40% series contract	10,623.430	1,325.566	11,948.996	0.000
Select Value Portfolio - 1.65% series contract	3,931.050	0.000	3,931.050	0.000
Select Value Portfolio - 1.70% series contract	1,934.155	173.841	2,107.996	0.000
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 1.00% series contract	0.000	19.976	9.986	9.990
High Yield Portfolio - 1.25% series contract	0.000	2,909.707	4.783	2,904.924
High Yield Portfolio - 1.40% series contract	54,031.426	18,180.512	38,661.652	33,550.286
High Yield Portfolio - 1.45% series contract	0.000	50.332	0.000	50.332
High Yield Portfolio - 1.55% series contract	0.000	579.104	0.000	579.104
High Yield Portfolio - 1.65% series contract *	0.000	9.990	0.000	9.990
High Yield Portfolio - 1.65% series contract	10,273.159	6,249.023	3,030.227	13,491.955
High Yield Portfolio - 1.70% series contract	2,931.892	316.568	1,406.339	1,842.121
High Yield Portfolio - 1.75% series contract	0.000	9.990	0.000	9.990
High Yield Portfolio - 1.80% series contract	700.071	401.973	1,102.044	0.000
Real Return Portfolio - 1.00% series contract	0.000	1,279.506	368.053	911.453
Real Return Portfolio - 1.25% series contract	0.000	16,194.609	931.287	15,263.322
Real Return Portfolio - 1.40% series contract	213,649.597	160,246.759	189,633.264	184,263.092
Real Return Portfolio - 1.45% series contract	0.000	301.142	2.283	298.859
Real Return Portfolio - 1.50% series contract	935.943	586.352	999.303	522.992
Real Return Portfolio - 1.55% series contract	0.000	16,928.314	2,083.687	14,844.627
Real Return Portfolio - 1.65% series contract *	0.000	361.814	0.000	361.814
Real Return Portfolio - 1.65% series contract	44,774.069	63,181.485	28,407.287	79,548.267
Real Return Portfolio - 1.70% series contract	3,763.309	501.460	59.475	4,205.294
Real Return Portfolio - 1.75% series contract	0.000	6,347.151	57.377	6,289.774
Real Return Portfolio - 1.80% series contract	3,563.715	0.000	1,597.795	1,965.920
Real Return Portfolio - 1.95% series contract	0.000	418.479	0.000	418.479
Total Return Portfolio - 1.00% series contract	0.000	1,496.752	240.958	1,255.794
Total Return Portfolio - 1.25% series contract	0.000	20,855.772	844.414	20,011.358
Total Return Portfolio - 1.40% series contract	215,400.944	215,321.736	222,917.279	207,805.401
Total Return Portfolio - 1.45% series contract	0.000	1,186.654	7.219	1,179.435
Total Return Portfolio - 1.50% series contract	55.007	80.153	95.489	39.671
Total Return Portfolio - 1.55% series contract	0.000	810.892	210.871	600.021
Total Return Portfolio - 1.65% series contract *	0.000	7,633.555	0.000	7,633.555
Total Return Portfolio - 1.65% series contract	35,571.695	11,753.668	16,947.794	30,377.569
Total Return Portfolio - 1.70% series contract	3,900.296	3,318.171	3,748.644	3,469.823
Total Return Portfolio - 1.75% series contract	0.000	6,531.233	183.532	6,347.701
Total Return Portfolio - 1.80% series contract	1,744.973	2,433.937	1,744.970	2,433.940
Total Return Portfolio - 1.95% series contract	0.000	837.388	0.000	837.388
Rydex Variable Trust:
Sector Rotation Fund - 1.40% series contract	49,728.009	30,527.053	32,486.891	47,768.171
Sector Rotation Fund - 1.65% series contract	12,405.544	3,111.014	12,693.680	2,822.878
Sector Rotation Fund - 1.70% series contract	2,312.366	666.165	788.782	2,189.749
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.00% series contract	0.000	19.964	9.984	9.980
Core Plus Fixed Income Portfolio - 1.25% series contract	0.000	27.744	0.000	27.744
Core Plus Fixed Income Portfolio - 1.40% series contract	34,425.801	17,019.282	16,415.351	35,029.732
Core Plus Fixed Income Portfolio - 1.50% series contract	56.179	0.000	56.179	0.000
Core Plus Fixed Income Portfolio - 1.55% series contract	0.000	10.380	0.000	10.380
Core Plus Fixed Income Portfolio - 1.65% series contract *	0.000	9.980	0.000	9.980
Core Plus Fixed Income Portfolio - 1.65% series contract	5,024.787	76,973.949	35,186.698	46,812.038
Core Plus Fixed Income Portfolio - 1.70% series contract	735.583	119.423	13.450	841.556
Core Plus Fixed Income Portfolio - 1.75% series contract	0.000	650.314	0.000	650.314
Core Plus Fixed Income Portfolio - 1.80% series contract	1,191.365	0.000	1,191.365	0.000

*	Commencement date May 1, 2009

27

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Mid-Cap Growth Portfolio - 1.00% series contract	0.000	104.802	9.831	94.971
Mid-Cap Growth Portfolio - 1.25% series contract	0.000	4,166.732	0.000	4,166.732
Mid-Cap Growth Portfolio - 1.40% series contract	10,772.671	11,501.012	14,106.190	8,167.493
Mid-Cap Growth Portfolio - 1.45% series contract	0.000	4.973	0.000	4.973
Mid-Cap Growth Portfolio - 1.55% series contract	0.000	585.237	0.000	585.237
Mid-Cap Growth Portfolio - 1.65% series contract *	0.000	9.830	0.000	9.830
Mid-Cap Growth Portfolio - 1.65% series contract	1,208.483	1,155.478	493.886	1,870.075
Mid-Cap Growth Portfolio - 1.70% series contract	47.730	20.639	0.000	68.369
Mid-Cap Growth Portfolio - 1.75% series contract	0.000	9.830	0.000	9.830
U.S. Mid Cap Value Portfolio - 1.00% series contract	0.000	69.039	12.022	57.017
U.S. Mid Cap Value Portfolio - 1.25% series contract	0.000	4,675.848	328.143	4,347.705
U.S. Mid Cap Value Portfolio - 1.40% series contract	119,378.348	42,542.088	79,080.605	82,839.831
U.S. Mid Cap Value Portfolio - 1.45% series contract	0.000	244.471	1.986	242.485
U.S. Mid Cap Value Portfolio - 1.50% series contract	19.127	0.000	19.127	0.000
U.S. Mid Cap Value Portfolio - 1.55% series contract	0.000	923.992	0.000	923.992
U.S. Mid Cap Value Portfolio - 1.65% series contract *	0.000	9.880	0.000	9.880
U.S. Mid Cap Value Portfolio - 1.65% series contract	21,998.732	5,763.221	20,410.322	7,351.631
U.S. Mid Cap Value Portfolio - 1.70% series contract	1,208.847	568.475	467.508	1,309.814
U.S. Mid Cap Value Portfolio - 1.75% series contract	0.000	176.695	0.000	176.695
U.S. Mid Cap Value Portfolio - 1.80% series contract	431.572	523.012	954.584	0.000
U.S. Real Estate Portfolio - 1.40% series contract	279,688.729	56,793.011	176,268.144	160,213.596
U.S. Real Estate Portfolio - 1.65% series contract	27,962.469	3,950.040	19,751.169	12,161.340
U.S. Real Estate Portfolio - 1.70% series contract	2,722.578	1,203.753	1,836.538	2,089.793
U.S. Real Estate Portfolio - 1.80% series contract	166.492	123.293	0.000	289.785
Value Portfolio - 1.00% series contract	0.000	22.060	12.300	9.760
Value Portfolio - 1.25% series contract	0.000	1,536.694	0.000	1,536.694
Value Portfolio - 1.40% series contract	203,973.007	49,298.906	138,780.884	114,491.029
Value Portfolio - 1.45% series contract	0.000	75.470	0.000	75.470
Value Portfolio - 1.50% series contract	21.309	0.000	21.309	0.000
Value Portfolio - 1.55% series contract	0.000	694.993	2.308	692.685
Value Portfolio - 1.65% series contract *	0.000	638.430	628.671	9.759
Value Portfolio - 1.65% series contract	51,959.336	10,082.354	54,950.566	7,091.124
Value Portfolio - 1.70% series contract	1,630.733	353.845	343.015	1,641.563
Value Portfolio - 1.75% series contract	0.000	9.760	0.000	9.760
Value Portfolio - 1.80% series contract	1,006.284	1,616.429	1,883.768	738.945
Wilshire Variable Insurance Trust:
2010 Moderate Fund - 1.40% series contract	9.791	3,979.721	3,989.512	0.000
2010 Moderate Fund - 1.65% series contract	9.792	0.000	9.792	0.000
2010 Moderate Fund - 1.70% series contract	914.082	0.000	914.082	0.000
2015 Moderate Fund - 1.00% series contract	0.000	19.836	9.916	9.920
2015 Moderate Fund - 1.25% series contract	0.000	464.978	0.000	464.978
2015 Moderate Fund - 1.40% series contract	5,337.492	5,890.667	676.449	10,551.710
2015 Moderate Fund - 1.55% series contract	0.000	10.310	0.000	10.310
2015 Moderate Fund - 1.65% series contract *	0.000	9.920	0.000	9.920
2015 Moderate Fund - 1.65% series contract	1,481.423	317.267	196.435	1,602.255
2015 Moderate Fund - 1.70% series contract	366.702	1,230.727	14.612	1,582.817
2015 Moderate Fund - 1.75% series contract	0.000	9.920	0.000	9.920
2025 Moderate Fund - 1.00% series contract	0.000	19.797	9.897	9.900
2025 Moderate Fund - 1.25% series contract	0.000	135.712	14.605	121.107
2025 Moderate Fund - 1.40% series contract	4,252.455	1,208.257	23.943	5,436.769
2025 Moderate Fund - 1.55% series contract	0.000	10.290	0.000	10.290
2025 Moderate Fund - 1.65% series contract *	0.000	9.900	0.000	9.900
2025 Moderate Fund - 1.65% series contract	9.793	0.000	0.210	9.583
2025 Moderate Fund - 1.70% series contract	15.411	226.182	3.774	237.819
2025 Moderate Fund - 1.75% series contract	0.000	9.900	0.000	9.900
2035 Moderate Fund - 1.00% series contract	0.000	41.388	9.876	31.512
2035 Moderate Fund - 1.25% series contract	0.000	158.307	0.000	158.307
2035 Moderate Fund - 1.40% series contract	4,840.051	3,895.795	232.149	8,503.697
2035 Moderate Fund - 1.55% series contract	0.000	10.270	0.000	10.270
2035 Moderate Fund - 1.65% series contract *	0.000	9.880	0.000	9.880
2035 Moderate Fund - 1.65% series contract	11.180	9.815	0.250	20.745
2035 Moderate Fund - 1.75% series contract	0.000	9.880	0.000	9.880
2045 Moderate Fund - 1.40% series contract	1,362.724	1,038.570	2,401.294	0.000
2045 Moderate Fund - 1.65% series contract	11.179	0.000	11.179	0.000

*	Commencement date May 1, 2009

28

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund - 1.40% series contract	24,249.711	7,483.568	1,337.020	30,396.259
Core Equity Fund - 1.65% series contract	5,335.560	298.195	1,073.869	4,559.886
Core Equity Fund - 1.70% series contract	295.955	0.000	0.000	295.955
Core Equity Fund - 1.80% series contract	585.856	105.423	0.000	691.279
Financial Services Fund - 1.40% series contract	13,322.414	3,964.618	2,465.190	14,821.842
Financial Services Fund - 1.65% series contract	5,717.770	1,587.327	1,546.755	5,758.342
Financial Services Fund - 1.70% series contract	128.855	0.000	0.184	128.671
Global Health Care Fund - 1.40% series contract	85,818.767	11,235.552	14,571.415	82,482.904
Global Health Care Fund - 1.65% series contract	3,339.535	339.637	1,263.774	2,415.398
Global Health Care Fund - 1.70% series contract	1,736.782	631.437	257.201	2,111.018
Global Health Care Fund - 1.80% series contract	60.719	0.000	0.000	60.719
Small Cap Equity Fund - 1.40% series contract	0.000	34,616.685	7,100.916	27,515.769
Small Cap Equity Fund - 1.65% series contract	0.000	13,406.895	316.423	13,090.472
Small Cap Equity Fund - 1.70% series contract	0.000	2,008.293	346.616	1,661.677
Small Cap Equity Fund - 1.80% series contract	0.000	346.507	0.000	346.507
Small Cap Growth Fund - 1.40% series contract	10,020.286	735.157	10,755.443	0.000
Small Cap Growth Fund - 1.65% series contract	5,775.995	67.741	5,843.736	0.000
Small Cap Growth Fund - 1.70% series contract	1,046.980	25.769	1,072.749	0.000
Small Cap Growth Fund - 1.80% series contract	161.976	8.061	170.037	0.000
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund - 1.40% series contract	49,305.901	13,835.550	3,302.892	59,838.559
Capital Development Fund - 1.65% series contract	12,552.113	3,085.433	1,655.362	13,982.184
Capital Development Fund - 1.70% series contract	864.950	156.021	147.038	873.933
Capital Development Fund - 1.80% series contract	501.596	418.876	455.497	464.975
Government Securities Fund - 1.40% series contract	24,490.949	51,372.407	37,015.559	38,847.797
Government Securities Fund - 1.65% series contract	4,280.789	370.008	575.079	4,075.718
Government Securities Fund - 1.70% series contract	1,817.485	2,664.282	2,693.559	1,788.208
Government Securities Fund - 1.80% series contract	0.000	4,094.063	4,094.063	0.000
Mid Cap Core Equity Fund - 1.40% series contract	18,156.969	5,155.721	1,403.076	21,909.614
Mid Cap Core Equity Fund - 1.50% series contract	21.382	0.000	0.000	21.382
Mid Cap Core Equity Fund - 1.65% series contract	3,613.553	1,156.449	496.763	4,273.239
Mid Cap Core Equity Fund - 1.70% series contract	256.027	29.414	111.831	173.610
Small Cap Equity Fund - 1.40% series contract	4,619.128	1,296.420	5,915.548	0.000
Small Cap Equity Fund - 1.65% series contract	760.135	269.038	1,029.173	0.000
Utilities Fund - 1.40% series contract	78,449.100	42,038.559	32,619.783	87,867.876
Utilities Fund - 1.65% series contract	14,388.613	13,250.174	2,548.903	25,089.884
Utilities Fund - 1.70% series contract	709.891	97.066	273.394	533.563
Utilities Fund - 1.80% series contract	189.918	26.397	3.565	212.750
American Century Variable Portfolios — Class I:
Vista Fund - 1.40% series contract	22,257.474	16,411.023	1,839.287	36,829.210
Vista Fund - 1.65% series contract	14,768.327	11,458.947	1,358.669	24,868.605
Vista Fund - 1.70% series contract	826.971	857.599	334.718	1,349.852
Vista Fund - 1.80% series contract	86.378	929.537	326.477	689.438
American Century Variable Portfolios — Class II:
Large Company Value Fund - 1.40% series contract	24,716.142	49,752.255	8,217.529	66,250.868
Large Company Value Fund - 1.50% series contract	29.661	0.000	0.000	29.661
Large Company Value Fund - 1.65% series contract	5,239.918	5,293.344	2,445.045	8,088.217
Mid Cap Value Fund - 1.40% series contract	10,031.498	6,580.874	1,336.792	15,275.580
Mid Cap Value Fund - 1.65% series contract	6,904.739	2,366.596	2,034.287	7,237.048
Ultra Fund - 1.40% series contract	3,977.971	893.255	387.205	4,484.021
Ultra Fund - 1.65% series contract	1,621.947	12.836	0.000	1,634.783
Calamos Advisors Trust:
Growth and Income Portfolio - 1.40% series contract	0.000	12,037.922	239.718	11,798.204
Growth and Income Portfolio - 1.65% series contract	0.000	9,098.151	1,610.486	7,487.665
Growth and Income Portfolio - 1.70% series contract	0.000	33.942	0.000	33.942
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.40% series contract	0.000	3,098.881	20.985	3,077.896
Value Portfolio - 1.65% series contract	0.000	8,440.283	1,463.971	6,976.312
Value Portfolio - 1.70% series contract	0.000	166.205	0.000	166.205
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc. - 1.40% series contract	26,560.304	10,028.023	2,041.852	34,546.475
Socially Responsible Growth Fund, Inc. - 1.65% series contract	1,790.827	163.820	767.013	1,187.634
Socially Responsible Growth Fund, Inc. - 1.70% series contract	4,886.932	240.858	40.861	5,086.929
Stock Index Fund, Inc. - 1.40% series contract	588,608.021	187,686.479	92,807.352	683,487.148
Stock Index Fund, Inc. - 1.65% series contract	47,647.266	1,908.794	5,348.756	44,207.304
Stock Index Fund, Inc. - 1.70% series contract	2,922.946	83.917	15.513	2,991.350
Stock Index Fund, Inc. - 1.80% series contract	428.634	75.938	0.000	504.572
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio - 1.40% series contract	15,079.007	7,166.078	2,308.420	19,936.665
Technology Growth Portfolio - 1.65% series contract	1,668.274	847.232	37.305	2,478.201
Technology Growth Portfolio - 1.70% series contract	371.542	31.857	332.387	71.012
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.40% series contract	0.000	1,062.383	16.490	1,045.893
MidCap Stock Portfolio - 1.65% series contract	0.000	342.853	9.976	332.877
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio - 1.40% series contract	140,143.138	113,785.788	48,669.335	205,259.591
Money Market Portfolio - 1.65% series contract	38,734.948	77,951.195	39,201.162	77,484.981
Money Market Portfolio - 1.70% series contract	17,783.153	18,086.192	22,664.363	13,204.982
Money Market Portfolio - 1.80% series contract	0.000	9,360.193	5,493.380	3,866.813

29

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio - 1.40% series contract	33,183.896	8,976.139	4,151.095	38,008.940
Appreciation Portfolio - 1.50% series contract	51.843	0.000	0.000	51.843
Appreciation Portfolio - 1.65% series contract	14,469.234	486.366	5,375.085	9,580.515
Appreciation Portfolio - 1.70% series contract	2,263.485	811.566	195.408	2,879.643
Appreciation Portfolio - 1.80% series contract	931.666	146.906	527.328	551.244
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	0.000	1,928.414	19.035	1,909.379
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	0.000	27,915.162	565.700	27,349.462
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	0.000	2,259.192	60.093	2,199.099
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	0.000	1,384.405	10.010	1,374.395
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	0.000	6,238.748	1,268.075	4,970.673
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	0.000	303.893	1.928	301.965
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	0.000	12,666.528	950.184	11,716.344
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	0.000	28,674.870	6,489.584	22,185.286
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	0.000	20.690	0.000	20.690
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.40% series contract	0.000	6,642.374	173.181	6,469.193
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.65% series contract	0.000	5,041.633	188.996	4,852.637
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.70% series contract	0.000	609.097	255.853	353.244
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund - 1.40% series contract	0.000	40,102.750	1,257.257	38,845.493
Foreign Securities Fund - 1.65% series contract	0.000	2,304.055	194.449	2,109.606
Foreign Securities Fund - 1.70% series contract	0.000	465.083	1.855	463.228
Foreign Securities Fund - 1.80% series contract	0.000	256.933	0.000	256.933
Janus Aspen Series — Service Shares:
Balanced Portfolio - 1.40% series contract	116,859.761	27,976.334	12,843.818	131,992.277
Balanced Portfolio - 1.65% series contract	40,640.732	1,007.880	6,444.646	35,203.966
Balanced Portfolio - 1.70% series contract	6,298.041	900.493	843.717	6,354.817
Balanced Portfolio - 1.80% series contract	920.617	145.383	522.697	543.303
International Growth Portfolio - 1.40% series contract	34,502.644	55,079.648	11,400.996	78,181.296
International Growth Portfolio - 1.65% series contract	12,383.879	14,836.017	2,276.006	24,943.890
International Growth Portfolio - 1.70% series contract	522.992	321.682	99.992	744.682
International Growth Portfolio - 1.80% series contract	458.247	673.616	326.494	805.369
Large Cap Growth Portfolio - 1.40% series contract	26,926.954	9,601.194	2,261.323	34,266.825
Large Cap Growth Portfolio - 1.65% series contract	9,108.983	1,309.884	892.788	9,526.079
Large Cap Growth Portfolio - 1.70% series contract	921.132	190.024	0.000	1,111.156
Large Cap Growth Portfolio - 1.80% series contract	0.000	472.413	305.166	167.247
Mid Cap Growth Portfolio - 1.40% series contract	13,105.638	8,820.991	984.931	20,941.698
Mid Cap Growth Portfolio - 1.65% series contract	1,548.320	249.353	150.371	1,647.302
Mid Cap Growth Portfolio - 1.70% series contract	220.587	17.448	206.400	31.635
Mid Cap Growth Portfolio - 1.80% series contract	263.375	486.142	165.556	583.961
INTECH Risk-Managed Core Portfolio - 1.40% series contract	6,411.530	2,505.321	519.284	8,397.567
INTECH Risk-Managed Core Portfolio - 1.65% series contract	0.000	56.559	4.147	52.412
Worldwide Growth Portfolio - 1.40% series contract	11,403.652	2,149.673	1,954.069	11,599.256
Worldwide Growth Portfolio - 1.65% series contract	1,640.969	15.840	1.866	1,654.943
Worldwide Growth Portfolio - 1.70% series contract	731.037	74.261	323.158	482.140
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio - 1.40% series contract	13,233.721	3,035.901	997.283	15,272.339
Fasciano Portfolio - 1.65% series contract	824.514	14.529	89.509	749.534
Fasciano Portfolio - 1.70% series contract	1,302.450	540.456	99.646	1,743.260
Guardian Portfolio - 1.40% series contract	36,583.825	19,274.265	10,382.773	45,475.317
Guardian Portfolio - 1.65% series contract	2,631.771	140.174	1,174.048	1,597.897
Guardian Portfolio - 1.70% series contract	707.041	474.861	396.705	785.197
Guardian Portfolio - 1.80% series contract	558.182	1,406.674	890.559	1,074.297
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund - 1.40% series contract	34,481.046	18,177.211	6,952.021	45,706.236
Balanced Fund - 1.65% series contract	32,047.486	3,638.424	9,713.649	25,972.261
Balanced Fund - 1.70% series contract	813.649	224.665	280.054	758.260
Balanced Fund - 1.80% series contract	1,456.119	0.000	0.000	1,456.119
Capital Appreciation Fund - 1.40% series contract	27,015.172	7,873.969	3,444.205	31,444.936
Capital Appreciation Fund - 1.50% series contract	46.824	0.000	0.000	46.824
Capital Appreciation Fund - 1.65% series contract	13,837.985	3,009.576	3,870.801	12,976.760
Capital Appreciation Fund - 1.70% series contract	1,004.401	34.543	0.179	1,038.765
Capital Appreciation Fund - 1.80% series contract	1,009.105	0.000	0.000	1,009.105
Global Securities Fund - 1.40% series contract	43,587.810	15,815.180	8,695.562	50,707.428
Global Securities Fund - 1.50% series contract	37.689	0.000	0.000	37.689
Global Securities Fund - 1.65% series contract	14,334.908	4,766.447	5,855.099	13,246.256
Global Securities Fund - 1.70% series contract	1,143.828	104.433	108.840	1,139.421
Global Securities Fund - 1.80% series contract	1,177.800	103.879	547.086	734.593
Main Street Fund - 1.40% series contract	29,384.725	29,710.241	4,753.748	54,341.218
Main Street Fund - 1.50% series contract	59.107	0.000	0.000	59.107
Main Street Fund - 1.65% series contract	9,545.017	4,135.755	5,116.905	8,563.867
Main Street Fund - 1.70% series contract	102.473	48.163	143.360	7.276
Main Street Fund - 1.80% series contract	1,417.726	2.896	145.168	1,275.454
Main Street Small Cap Fund - 1.40% series contract	48,567.463	25,473.678	8,023.799	66,017.342
Main Street Small Cap Fund - 1.50% series contract	37.351	0.000	0.000	37.351
Main Street Small Cap Fund - 1.65% series contract	11,564.509	3,250.466	3,035.640	11,779.335
Main Street Small Cap Fund - 1.70% series contract	2,742.484	254.189	221.569	2,775.104
Main Street Small Cap Fund - 1.80% series contract	3,676.857	777.116	0.000	4,453.973

30

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio - 1.40% series contract	7,258.780	701.363	284.491	7,675.652
Large Cap Growth Portfolio - 1.65% series contract	1,355.534	0.000	0.218	1,355.316
Large Cap Growth Portfolio - 1.70% series contract	1,848.171	41.170	0.000	1,889.341
Large Cap Growth Portfolio - 1.80% series contract	59.461	0.000	0.000	59.461
Mid Cap Value Portfolio - 1.40% series contract	61,150.493	11,929.465	7,642.454	65,437.504
Mid Cap Value Portfolio - 1.65% series contract	15,110.438	1,099.261	6,016.864	10,192.835
Mid Cap Value Portfolio - 1.70% series contract	912.363	128.434	112.968	927.829
Mid Cap Value Portfolio - 1.80% series contract	100.507	28.950	0.000	129.457
Select Value Portfolio - 1.40% series contract	11,177.562	1,641.788	2,195.920	10,623.430
Select Value Portfolio - 1.65% series contract	6,115.630	0.316	2,184.896	3,931.050
Select Value Portfolio - 1.70% series contract	1,718.287	341.720	125.852	1,934.155
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 1.40% series contract	52,762.918	21,062.302	19,793.794	54,031.426
High Yield Portfolio - 1.65% series contract	14,501.158	4,893.610	9,121.609	10,273.159
High Yield Portfolio - 1.70% series contract	3,687.795	847.336	1,603.239	2,931.892
High Yield Portfolio - 1.80% series contract	655.395	1,407.954	1,363.278	700.071
Real Return Portfolio - 1.40% series contract	274,255.690	27,782.982	88,389.075	213,649.597
Real Return Portfolio - 1.50% series contract	935.943	0.000	0.000	935.943
Real Return Portfolio - 1.65% series contract	58,154.013	3,150.707	16,530.651	44,774.069
Real Return Portfolio - 1.70% series contract	3,132.369	1,256.821	625.881	3,763.309
Real Return Portfolio - 1.80% series contract	3,864.997	46.113	347.395	3,563.715
Total Return Portfolio - 1.40% series contract	71,007.383	160,333.733	15,940.172	215,400.944
Total Return Portfolio - 1.50% series contract	55.007	0.000	0.000	55.007
Total Return Portfolio - 1.65% series contract	45,122.257	1,660.812	11,211.374	35,571.695
Total Return Portfolio - 1.70% series contract	3,594.770	489.135	183.609	3,900.296
Total Return Portfolio - 1.80% series contract	2,069.252	49.176	373.455	1,744.973
Rydex Variable Trust:
Sector Rotation Fund - 1.40% series contract	21,312.472	32,043.249	3,627.712	49,728.009
Sector Rotation Fund - 1.65% series contract	8,475.522	5,458.642	1,528.620	12,405.544
Sector Rotation Fund - 1.70% series contract	2,612.479	326.367	626.480	2,312.366
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.40% series contract	30,807.492	9,112.500	5,494.191	34,425.801
Core Plus Fixed Income Portfolio - 1.50% series contract	56.179	0.000	0.000	56.179
Core Plus Fixed Income Portfolio - 1.65% series contract	8,742.025	21.485	3,738.723	5,024.787
Core Plus Fixed Income Portfolio - 1.70% series contract	669.858	288.201	222.476	735.583
Core Plus Fixed Income Portfolio - 1.80% series contract	1,191.365	0.000	0.000	1,191.365
Mid-Cap Growth Portfolio - 1.40% series contract	0.000	10,798.480	25.809	10,772.671
Mid-Cap Growth Portfolio - 1.65% series contract	0.000	1,220.709	12.226	1,208.483
Mid-Cap Growth Portfolio - 1.70% series contract	0.000	47.730	0.000	47.730
U.S. Mid Cap Value Portfolio - 1.40% series contract	115,346.825	39,112.164	35,080.641	119,378.348
U.S. Mid Cap Value Portfolio - 1.50% series contract	19.127	0.000	0.000	19.127
U.S. Mid Cap Value Portfolio - 1.65% series contract	13,931.022	12,645.506	4,577.796	21,998.732
U.S. Mid Cap Value Portfolio - 1.70% series contract	1,497.395	317.054	605.602	1,208.847
U.S. Mid Cap Value Portfolio - 1.80% series contract	431.571	622.885	622.884	431.572
U.S. Real Estate Portfolio - 1.40% series contract	287,845.999	100,758.172	108,915.442	279,688.729
U.S. Real Estate Portfolio - 1.65% series contract	25,509.079	9,609.524	7,156.134	27,962.469
U.S. Real Estate Portfolio - 1.70% series contract	3,837.274	525.160	1,639.856	2,722.578
U.S. Real Estate Portfolio - 1.80% series contract	321.823	26.498	181.829	166.492
Value Portfolio - 1.40% series contract	158,613.034	112,842.201	67,482.228	203,973.007
Value Portfolio - 1.50% series contract	21.309	0.000	0.000	21.309
Value Portfolio - 1.65% series contract	36,976.102	21,258.873	6,275.639	51,959.336
Value Portfolio - 1.70% series contract	1,792.521	323.875	485.663	1,630.733
Value Portfolio - 1.80% series contract	1,985.713	317.580	1,297.009	1,006.284
Wilshire Variable Insurance Trust:
2010 Moderate Fund - 1.40% series contract	0.000	19.782	9.991	9.791
2010 Moderate Fund - 1.65% series contract	0.000	19.783	9.991	9.792
2010 Moderate Fund - 1.70% series contract	0.000	1,468.069	553.987	914.082
2015 Moderate Fund - 1.40% series contract	0.000	8,861.886	3,524.394	5,337.492
2015 Moderate Fund - 1.65% series contract	0.000	1,496.654	15.231	1,481.423
2015 Moderate Fund - 1.70% series contract	0.000	368.626	1.924	366.702
2025 Moderate Fund - 1.40% series contract	0.000	4,264.493	12.038	4,252.455
2025 Moderate Fund - 1.65% series contract	0.000	19.784	9.991	9.793
2025 Moderate Fund - 1.70% series contract	0.000	15.411	0.000	15.411
2035 Moderate Fund - 1.40% series contract	0.000	4,850.436	10.385	4,840.051
2035 Moderate Fund - 1.65% series contract	0.000	21.162	9.982	11.180
2045 Moderate Fund - 1.40% series contract	0.000	1,375.955	13.231	1,362.724
2045 Moderate Fund - 1.65% series contract	0.000	21.163	9.984	11.179

31

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2008				Year Ended December 31, 2008
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	32	$7.852466	$7.938572	$251	2.12%	1.40%	1.80%	-31.40%		-31.12%
Financial Services Fund	23	4.699865	4.792030	112	2.86%	1.40%	1.70%	-60.14%		-60.02%
Global Health Care Fund	66	10.458720	10.733033	707	0.00%	1.40%	1.80%	-29.91%		-29.62%
Small Cap Equity Fund	63	6.546427	7.120692	421	0.00%	1.00%	1.80%	-32.55%		-28.79	%*
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	72	5.758201	5.795762	661	0.00%	1.00%	1.95%	-42.42	%*	-42.04	%*
Global Real Estate Fund (**)	16	5.429994	5.465460	87	10.88%	1.00%	1.95%	-45.70	%*	-45.35	%*
Government Securities Fund	139	11.904572	12.216679	1,677	5.16%	1.40%	1.80%	9.96%		10.41%
International Growth Fund (**)	0	6.223396	6.255352	1	0.93%	1.00%	1.75%	-37.77	%*	-37.45	%*
Mid Cap Core Equity Fund	30	7.171892	7.208720	351	1.45%	1.00%	1.75%	-28.28	%*	-27.91	%*
Utilities Fund	84	13.033041	13.219963	1,104	2.13%	1.40%	1.70%	-33.66%		-33.46%
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio (**)	6	4.787477	4.812121	27	0.00%	1.00%	1.75%	-52.13	%*	-51.88	%*
American Century Variable Portfolios — Class I:
Vista Fund	76	8.182309	5.680969	602	0.00%	1.00%	1.80%	-49.55%		-43.19	%*
American Century Variable Portfolios — Class II:
Large Company Value Fund	49	6.533709	6.567284	376	2.32%	1.00%	1.75%	-34.66	%*	-34.33	%*
Mid Cap Value Fund	25	9.475791	7.635021	238	0.06%	1.00%	1.80%	-25.87%		-23.65	%*
Ultra Fund	14	6.743089	6.813422	96	0.00%	1.40%	1.65%	-42.61%		-42.47%
Calamos Advisors Trust:
Growth and Income Portfolio	158	6.960236	7.214261	1,111	1.71%	1.00%	1.80%	-32.97%		-27.86	%*
Davis Variable Account Fund, Inc.:
Value Portfolio	77	6.095247	6.135020	461	2.23%	1.00%	1.95%	-39.05	%*	-38.65	%*
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	47	6.862957	6.898203	421	0.44%	1.00%	1.75%	-31.37	%*	-31.02	%*
Stock Index Fund, Inc.	617	6.524462	6.567000	5,996	1.70%	1.00%	1.95%	-34.76	%*	-34.33	%*
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	24	6.921463	7.008211	170	0.00%	1.40%	1.70%	-42.19%		-42.01%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	4	6.018251	6.049206	24	0.55%	1.00%	1.75%	-39.82	%*	-39.51	%*
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	2,140	1.000203	1.006613	2,253	1.75%	1.00%	1.95%	0.02	%*	0.66	%*
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	48	9.801722	10.058744	476	1.71%	1.40%	1.80%	-30.99%		-30.71%
DWS Variable Series II — Class A:
Global Thematic (**)	1	5.323694	5.351076	3	0.00%	1.00%	1.75%	-46.76	%*	-46.49	%*
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	357	7.617803	7.669871	2,720	0.16%	0.75%	1.75%	-23.82	%*	-23.30	%*
Ibbotson Conservative ETF Asset Allocation Portfolio	101	9.507629	9.271650	941	0.00%	1.00%	1.80%	-7.73%		-7.28	%*
Ibbotson Growth ETF Asset Allocation Portfolio	523	6.943526	6.979180	3,593	0.20%	1.00%	1.75%	-30.56	%*	-30.21	%*
Ibbotson Income/Growth ETF Asset Allocation Portfolio	143	8.433410	8.476642	1,211	0.00%	1.00%	1.75%	-15.67	%*	-15.23	%*
Franklin Templeton Variable Insurance Products Trust — Class 2:
Mutual Securities Fund (**)	29	6.618078	6.652059	190	0.10%	1.00%	1.75%	-33.82	%*	-33.48	%*
U.S. Government Fund (**)	10	10.380789	10.448171	105	0.05%	1.00%	1.95%	3.81	%*	4.48	%*
Foreign Securities Fund	36	6.153120	6.184704	228	3.41%	1.00%	1.75%	-38.47	%*	-38.15	%*
Janus Aspen Series — Service Shares:
Balanced Portfolio	179	12.006206	8.305469	2,150	2.47%	1.00%	1.80%	-17.58%		-16.95	%*
International Growth Portfolio	215	4.644991	4.675330	1,845	2.53%	1.00%	1.95%	-53.55	%*	-53.25	%*
Large Cap Growth Portfolio	74	6.307491	6.339912	648	0.65%	1.00%	1.75%	-36.93	%*	-36.60	%*
Mid Cap Growth Portfolio	33	12.235497	5.611013	325	0.07%	1.00%	1.80%	-44.87%		-43.89	%*
INTECH Risk-Managed Core Portfolio	11	8.059097	8.059097	90	0.79%	1.40%	1.40%	-37.14%		-37.14%
Worldwide Growth Portfolio	14	8.160287	8.320213	113	1.01%	1.40%	1.70%	-45.75%		-45.58%
Neuberger Berman Advisors Management Trust — Class S:
Small-Cap Growth Portfolio	20	8.203333	8.364074	166	0.00%	1.40%	1.70%	-40.51%		-40.33%
Guardian Portfolio	98	10.554314	6.535544	1,030	0.74%	1.00%	1.80%	-38.50%		-34.64	%*
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	81	8.364761	5.820592	676	2.86%	1.00%	1.80%	-44.64%		-41.79	%*
Capital Appreciation Fund	64	5.616786	5.653452	509	0.00%	1.00%	1.95%	-43.83	%*	-43.47	%*
Global Securities Fund	74	12.104769	6.255104	844	1.24%	1.00%	1.80%	-41.41%		-37.45	%*
Main Street Fund	74	7.461033	6.480853	562	1.25%	1.00%	1.80%	-39.74%		-35.19	%*
Main Street Small Cap Fund	93	11.273235	6.555295	1,052	0.28%	1.00%	1.80%	-39.13%		-34.45	%*
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	52	7.434006	7.472104	618	8.44%	1.00%	1.75%	-25.66	%*	-25.28	%*
Real Return Portfolio	309	8.889573	8.947331	3,655	4.12%	1.00%	1.95%	-11.10	%*	-10.53	%*
Total Return Portfolio	282	9.977449	10.042223	3,511	5.31%	1.00%	1.95%	-0.23	%*	0.42	%*
Rydex Variable Trust:
Sector Rotation Fund	53	10.815258	11.027126	581	0.00%	1.40%	1.70%	-41.75%		-41.57%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	83	9.166620	9.213551	873	8.31%	1.00%	1.75%	-8.33	%*	-7.86	%*
Mid-Cap Growth Portfolio	15	5.533710	5.562187	87	1.15%	1.00%	1.75%	-44.66	%*	-44.38	%*
U.S. Mid Cap Value Portfolio	97	6.091834	6.123166	1,159	0.72%	1.00%	1.75%	-39.08	%*	-38.77	%*
U.S. Real Estate Portfolio	175	13.281890	13.630311	2,379	3.10%	1.40%	1.80%	-39.02%		-38.77%
Value Portfolio	126	10.257999	6.794399	1,319	2.38%	1.00%	1.80%	-37.01%		-32.06	%*
Wilshire Variable Insurance Trust:
2015 Moderate Fund	14	7.776667	7.816555	106	2.34%	1.00%	1.75%	-22.23	%*	-21.83	%*
2025 Moderate Fund	6	7.442562	7.480747	41	2.49%	1.00%	1.75%	-25.57	%*	-25.19	%*
2035 Moderate Fund	9	7.048757	7.084940	57	1.91%	1.00%	1.75%	-29.51	%*	-29.15	%*

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.
(*) Return data from May 1, 2008 (commencement of operations) to December 31, 2008.

(**) Period from May 1, 2008 (commencement of operations) to December 31, 2008.

32

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2007				Year Ended December 31, 2007
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio(1)	Range (2)		Range (3)
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	36	$11.447537	$11.525903	$414	1.24%	1.40%	1.80%	6.16%	6.60%
Financial Services Fund	21	11.790535	11.984818	247	1.90%	1.40%	1.70%	-23.55%	-23.31%
Global Health Care Fund	87	14.921861	15.250844	1,327	0.00%	1.40%	1.80%	9.83%	10.28%
Small Cap Equity Fund (**)	43	9.705946	9.732791	414	0.08%	1.40%	1.80%	-2.94%	-2.67%
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	75	18.552248	18.961204	1,421	0.00%	1.40%	1.80%	8.55%	8.99%
Government Securities Fund	45	10.885526	11.064895	494	4.39%	1.40%	1.70%	4.29%	4.61%
Mid Cap Core Equity Fund	26	17.043674	17.324473	456	0.06%	1.40%	1.70%	7.42%	7.75%
Utilities Fund	114	19.573671	19.867972	2,254	2.22%	1.40%	1.80%	18.15%	18.63%
American Century Variable Portfolios — Class I:
Vista Fund	64	16.219699	16.424171	1,043	0.00%	1.40%	1.80%	37.25%	37.81%
American Century Variable Portfolios — Class II:
Large Company Value Fund	74	12.297133	12.393735	921	0.26%	1.40%	1.65%	-2.98%	-2.74%
Mid Cap Value Fund	23	12.843559	12.944432	291	0.59%	1.40%	1.65%	-4.04%	-3.80%
Ultra Fund	6	11.750498	11.842813	72	0.00%	1.40%	1.65%	18.84%	19.14%
Calamos Advisors Trust:
Growth and Income Portfolio (*)	19	10.390856	10.412111	201	0.90%	1.40%	1.70%	3.91%	4.12%
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	10	9.915583	9.935864	101	2.13%	1.40%	1.70%	-0.84%	-0.64%
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	41	13.886525	14.115350	575	0.26%	1.40%	1.70%	5.66%	5.98%
Stock Index Fund, Inc.	731	15.704157	16.050344	11,725	1.58%	1.40%	1.80%	3.09%	3.51%
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	22	11.972196	12.085181	272	0.00%	1.40%	1.70%	12.76%	13.11%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	1	9.282133	9.297957	13	0.00%	1.40%	1.65%	-7.18%	-7.02%
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	300	1.040491	1.062268	317	4.24%	1.40%	1.80%	2.89%	3.24%
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	51	14.203655	14.516747	739	1.37%	1.40%	1.80%	4.92%	5.35%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	31	10.073382	10.093988	317	0.00%	1.40%	1.70%	0.73%	0.94%
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	7	10.310689	10.331779	69	0.00%	1.40%	1.70%	3.11%	3.32%
Ibbotson Growth ETF Asset Allocation Portfolio (*)	34	9.974504	9.994910	339	0.00%	1.40%	1.70%	-0.25%	-0.05%
Ibbotson Income/Growth ETF Asset Allocation Portfolio (*)	12	10.172244	10.193054	119	0.00%	1.40%	1.70%	1.72%	1.93%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund (*)	42	10.654555	10.683643	445	0.01%	1.40%	1.80%	6.55%	6.84%
Janus Aspen Series — Service Shares:
Balanced Portfolio	174	14.566355	14.887467	2,583	2.35%	1.40%	1.80%	8.29%	8.73%
International Growth Portfolio	105	24.479230	24.787670	2,589	0.48%	1.40%	1.80%	25.70%	26.22%
Large Cap Growth Portfolio	45	15.746602	16.093765	723	0.62%	1.40%	1.80%	12.72%	13.18%
Mid Cap Growth Portfolio	23	22.195241	22.684432	526	0.07%	1.40%	1.80%	19.54%	20.03%
INTECH Risk-Managed Core Portfolio	8	12.720488	12.820413	108	0.54%	1.40%	1.65%	4.37%	4.64%
Worldwide Growth Portfolio	14	15.042227	15.290105	210	0.59%	1.40%	1.70%	7.50%	7.82%
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	18	13.788830	14.016051	248	0.00%	1.40%	1.70%	-1.20%	-0.90%
Guardian Portfolio	49	17.160312	17.538603	857	0.29%	1.40%	1.80%	5.20%	5.63%
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	74	15.108425	15.441489	1,135	2.33%	1.40%	1.80%	1.61%	2.03%
Capital Appreciation Fund	47	16.049263	16.403071	759	0.01%	1.40%	1.80%	11.80%	12.26%
Global Securities Fund	66	20.660063	21.115403	1,386	1.06%	1.40%	1.80%	4.16%	4.59%
Main Street Fund	64	12.380440	12.536531	804	0.68%	1.40%	1.80%	2.27%	2.69%
Main Street Small Cap Fund	85	18.518740	18.926901	1,604	0.15%	1.40%	1.80%	-3.18%	-2.78%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	68	15.787991	16.136017	1,093	7.20%	1.40%	1.80%	1.64%	2.06%
Real Return Portfolio	267	13.144768	13.434606	3,573	4.54%	1.40%	1.80%	8.66%	9.11%
Total Return Portfolio	257	12.177148	12.445605	3,187	3.35%	1.40%	1.80%	6.79%	7.23%
Rydex Variable Trust:
Sector Rotation Fund	64	18.566282	18.872120	1,212	0.00%	1.40%	1.70%	20.65%	21.02%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	41	11.688802	11.946516	494	3.78%	1.40%	1.80%	3.54%	3.97%
Mid-Cap Growth Portfolio (*)	12	11.226671	11.249638	135	0.00%	1.40%	1.70%	12.27%	12.50%
U.S. Mid Cap Value Portfolio	143	20.800124	21.258576	3,034	0.71%	1.40%	1.80%	5.89%	6.33%
U.S. Real Estate Portfolio	311	21.780726	22.260722	6,903	1.40%	1.40%	1.80%	-18.57%	-18.24%
Value Portfolio	259	16.286261	16.645229	4,292	2.38%	1.40%	1.80%	-4.82%	-4.43%
Wilshire Variable Insurance Trust:
2015 Moderate Fund (*)	7	9.987179	10.007599	72	0.86%	1.40%	1.70%	-0.13%	0.08%
2025 Moderate Fund (*)	4	9.950280	9.970642	43	0.61%	1.40%	1.70%	-0.50%	-0.29%
2035 Moderate Fund (*)	5	9.904116	9.921001	48	0.07%	1.40%	1.65%	-0.96%	-0.79%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.
(*) Period from May 01, 2007 (commencement of operations) to December 31, 2007.

(**) Period from April 30, 2007 (commencement of operations) to December 31, 2007.

33

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2006				Year Ended December 31, 2006
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio(1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund (*)	30	$10.783238	$10.812798	$329	1.06%	1.40%	1.80%	7.83%	8.13%
Financial Services Fund	19	15.421877	15.628052	299	1.90%	1.40%	1.70%	14.47%	14.82%
Global Health Care Fund	91	13.586178	13.829114	1,257	0.00%	1.40%	1.80%	3.35%	3.76%
AIM Variable Investment Funds, Inc. — Series II Shares:
Capital Development Fund	63	17.091462	17.397009	1,097	0.00%	1.40%	1.80%	14.17%	14.63%
Government Securities Fund	31	10.437538	10.577119	323	4.07%	1.40%	1.70%	1.53%	1.84%
Mid Cap Core Equity Fund	22	15.866901	16.079023	354	0.83%	1.40%	1.70%	9.10%	9.43%
Utilities Fund	94	16.567229	16.747843	1,568	5.35%	1.40%	1.80%	23.00%	23.50%
American Century Variable Portfolios — Class I:
Vista Fund	38	11.818046	11.918299	451	0.00%	1.40%	1.80%	7.05%	7.48%
American Century Variable Portfolios — Class II:
Large Company Value Fund	30	12.675321	12.742340	382	0.01%	1.40%	1.65%	17.81%	18.11%
Mid Cap Value Fund	17	13.384899	13.455651	227	0.57%	1.40%	1.65%	18.25%	18.55%
Ultra Fund	6	9.887850	9.940157	56	0.00%	1.40%	1.65%	-4.98%	-4.74%
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	197	1.015829	1.028959	202	6.29%	1.40%	1.70%	2.80%	3.07%
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	51	13.537833	13.779847	699	1.30%	1.40%	1.80%	14.12%	14.58%
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	17	10.616963	10.684409	183	0.00%	1.40%	1.70%	2.54%	2.85%
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	33	13.143017	13.318763	442	0.00%	1.40%	1.70%	7.11%	7.44%
Stock Index Fund, Inc.	640	15.233256	15.505594	9,909	1.34%	1.40%	1.80%	13.14%	13.60%
Janus Aspen Series — Service Shares:
Mid Cap Growth Portfolio	15	18.567217	18.899114	286	0.00%	1.40%	1.80%	11.27%	11.72%
Balanced Portfolio	165	13.451049	13.691550	2,248	1.96%	1.40%	1.80%	8.43%	8.87%
Large Cap Growth Portfolio	37	14.031747	14.219388	524	0.30%	1.40%	1.70%	9.25%	9.58%
International Growth Portfolio	48	19.473934	19.638980	939	2.10%	1.40%	1.80%	44.00%	44.58%
INTECH Risk-Managed Core Portfolio	6	12.252057	12.252057	79	0.13%	1.40%	1.40%	9.22%	9.22%
Worldwide Growth Portfolio	14	13.993415	14.180534	195	1.58%	1.40%	1.70%	15.94%	16.29%
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	15	13.956819	14.143428	217	0.00%	1.40%	1.70%	3.47%	3.78%
Guardian Portfolio	40	16.311990	16.603619	671	0.79%	1.40%	1.80%	10.99%	11.44%
Oppenheimer Variable Account Funds — Service Shares:
Capital Appreciation Fund	43	14.355500	14.612162	624	0.20%	1.40%	1.80%	5.75%	6.18%
Global Securities Fund	60	19.834686	20.189203	1,213	0.72%	1.40%	1.80%	15.26%	15.73%
Main Street Fund	41	12.106004	12.208666	494	0.87%	1.40%	1.80%	12.70%	13.16%
Main Street Small Cap Fund	67	19.126318	19.468156	1,292	0.02%	1.40%	1.80%	12.60%	13.06%
Balanced Fund	69	14.868562	15.134385	1,035	1.78%	1.40%	1.80%	8.87%	9.31%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	72	15.533337	15.811034	1,129	6.58%	1.40%	1.80%	7.15%	7.58%
Real Return Portfolio	340	12.096736	12.313079	4,181	4.04%	1.40%	1.80%	-1.09%	-0.69%
Total Return Portfolio	122	11.402411	11.606305	1,407	4.37%	1.40%	1.80%	1.99%	2.40%
Rydex Variable Trust:
Sector Rotation Fund	32	15.388692	15.594396	503	0.00%	1.40%	1.70%	9.50%	9.83%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	41	11.288643	11.490517	475	4.51%	1.40%	1.80%	1.87%	2.28%
U.S. Mid Cap Value Portfolio	131	19.642628	19.993732	2,620	0.37%	1.40%	1.80%	18.53%	19.01%
U.S. Real Estate Portfolio	318	26.748592	27.226536	8,636	1.12%	1.40%	1.80%	35.57%	36.12%
Value Portfolio	199	17.111139	17.416985	3,465	1.68%	1.40%	1.80%	14.79%	15.26%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.
(*) Period from April 28, 2006 (commencement of operations) to December 31, 2006.

34

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2005				Year Ended December 31, 2005
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio(1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund — Series II	13	$15.04725	$15.17636	$199	0.00%	1.40%	1.65%	7.47%	7.74%
Financial Services Fund	12	13.47258	13.61132	160	1.46%	1.40%	1.70%	4.11%	4.43%
Government Securities Fund — Series II	25	10.24532	10.38636	261	3.46%	1.40%	1.80%	-0.41%	-0.01%
Global Health Care Fund	35	13.14643	13.32738	461	0.00%	1.40%	1.80%	6.21%	6.64%
Mid Cap Core Equity Fund — Series II	15	14.54341	14.69318	224	0.33%	1.40%	1.70%	5.45%	5.77%
Utilities Fund — Series II	16	13.49185	13.56071	222	3.06%	1.40%	1.70%	14.58%	14.92%
American Century Investments:
Large Company Value — Class II	5	10.75907	10.78865	49	3.82%	1.40%	1.65%	3.85%	4.12%
Mid Cap Value — Class II	12	11.31933	11.35042	134	1.22%	1.40%	1.65%	7.51%	7.78%
Ultra — Class II	6	10.40590	10.43449	60	0.00%	1.40%	1.65%	0.30%	0.55%
Vista — Class I	5	11.05799	11.08836	53	0.00%	1.40%	1.65%	6.36%	6.63%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	45	11.86261	12.02588	536	0.00%	1.40%	1.80%	2.25%	2.66%
Money Market Portfolio	175	0.98462	0.99835	175	2.88%	1.40%	1.80%	0.82%	1.22%
Technology Growth	0	10.38805	10.38805	5	0.00%	1.40%	1.40%	2.34%	2.34%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc. — Service Shares	22	12.27048	12.39687	275	0.00%	1.40%	1.70%	1.60%	1.91%
Stock Index Fund — Service Shares	588	13.46421	13.64952	8,022	1.43%	1.40%	1.80%	2.56%	2.98%
Janus Aspen Series — Service Shares:
Mid Cap Growth Portfolio — Service Shares	11	16.68643	16.91603	182	0.00%	1.40%	1.80%	10.02%	10.46%
Balanced Portfolio — Service Shares	158	12.40490	12.57566	1,978	2.20%	1.40%	1.80%	5.73%	6.16%
Growth Portfolio — Service Shares	28	12.84382	12.97612	362	0.13%	1.40%	1.70%	2.25%	2.56%
International Growth Portfolio — Service Shares	9	13.52370	13.58322	128	1.28%	1.40%	1.80%	29.57%	30.10%
Risk-Managed Core Portfolio — Service Shares	5	11.21756	11.21756	52	11.06%	1.40%	1.40%	9.36%	9.36%
Worldwide Growth Portfolio — Service Shares	13	12.06976	12.19410	159	1.03%	1.40%	1.70%	3.78%	4.09%
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	14	13.48916	13.62805	184	0.00%	1.40%	1.70%	1.15%	1.46%
AMT Guardian Portfolio — Class S	20	14.69689	14.89917	290	0.00%	1.40%	1.80%	6.21%	6.64%
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	44	13.52875	13.76189	599	0.63%	1.40%	1.90%	2.88%	3.40%
Global Securities — VA Service Class	39	17.15011	17.44560	686	0.60%	1.40%	1.90%	11.90%	12.47%
Main Street Fund — VA Service Class	25	10.73011	10.78925	266	0.29%	1.40%	1.90%	3.74%	4.26%
Main Street Small Cap — VA Service Class	49	16.92795	17.21955	842	0.00%	1.40%	1.90%	7.64%	8.18%
Balanced Fund — VA Service Class	58	13.65749	13.84547	794	1.34%	1.40%	1.80%	1.81%	2.22%
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	66	14.54697	14.69680	969	6.23%	1.40%	1.70%	2.36%	2.67%
Real Return Portfolio — Administrative Class	392	12.23036	12.39874	4,854	2.77%	1.40%	1.80%	0.27%	0.67%
Total Return Portfolio — Administrative Class	118	11.18032	11.33423	1,330	3.22%	1.40%	1.80%	0.61%	1.02%
Rydex Variable Trust:
Sector Rotation Fund	18	14.00591	14.19861	258	0.00%	1.40%	1.80%	11.67%	12.12%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	41	11.08156	11.23413	463	3.75%	1.40%	1.80%	2.34%	2.76%
Mid Cap Value Portfolio	33	16.51500	16.79957	545	0.30%	1.40%	1.90%	10.18%	10.74%
U.S. Real Estate Portfolio	179	19.73048	20.00194	3,569	1.20%	1.40%	1.80%	14.95%	15.42%
Value Portfolio	88	14.90613	15.11124	1,330	1.24%	1.40%	1.80%	2.69%	3.10%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.
(*) Period from April 8, 2005 (commencement of operations) to December 31, 2005.

35

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2004				Year Ended December 31, 2004
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio(1)		Range (2)	Range (3)
AIM Variable Insurance Funds:
Capital Development Fund — Series II	11	$13.951134	$14.085962	$161	0.00%	1.40%	1.80%	13.20%	13.66%
Financial Services Fund	9	12.940442	13.034092	118	1.00%	1.40%	1.70%	6.83%	7.16%
Government Securities Fund — Series II	17	10.312695	10.387340	171	3.86%	1.40%	1.70%	0.53%	0.84%
Health Sciences Fund	24	12.378062	12.497716	303	0.00%	1.40%	1.80%	5.64%	6.07%
Mid Cap Core Equity Fund — Series II	11	13.791869	13.891676	154	3.03%	1.40%	1.70%	11.64%	11.98%
Utilities Fund — Series II (**)	7	11.775494	11.799746	78	0.00%	1.40%	1.70%	17.75%	18.00%
American Century Investments:
Large Company Value — Class II (*)	0	10.362008	10.362008	0	1.96%	1.40%	1.40%	3.62%	3.62%
Mid Cap Value — Class II (*)	1	10.528682	10.530944	8	0.00%	1.40%	1.65%	5.29%	5.31%
Ultra — Class II (*)	1	10.375090	10.377323	8	0.00%	1.40%	1.65%	3.75%	3.77%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	40	11.601742	11.713889	471	1.68%	1.40%	1.80%	2.92%	3.33%
Money Market Portfolio	245	0.976603	0.986328	241	0.97%	1.40%	1.80%	-1.03%	-0.62%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	13	12.077187	12.164604	160	0.21%	1.40%	1.70%	4.14%	4.46%
Stock Index Fund — Service Shares	443	13.128249	13.255133	5,866	1.75%	1.40%	1.80%	8.37%	8.81%
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	6	15.167133	15.313707	90	0.00%	1.40%	1.80%	18.31%	18.79%
Balanced Portfolio — Service Shares	123	11.704706	11.846272	1,456	2.57%	1.40%	1.90%	6.24%	6.78%
Growth Portfolio — Service Shares	20	12.561213	12.652132	258	0.00%	1.40%	1.70%	2.44%	2.75%
International Growth Portfolio — Service Shares (*)	0	10.440624	10.440624	0	0.00%	1.40%	1.40%	4.41%	4.41%
Risk-Managed Core Portfolio — Service Shares (*)	0	10.257083	10.257083	0	1.96%	1.40%	1.40%	2.57%	2.57%
Worldwide Growth Portfolio — Service Shares	10	11.630396	11.714601	196	1.19%	1.40%	1.70%	2.76%	3.07%
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	8	13.303370	13.431931	114	0.00%	1.40%	1.80%	9.87%	10.31%
AMT Guardian Portfolio — Class S	10	13.871223	13.971622	143	0.00%	1.40%	1.70%	13.59%	13.93%
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	26	13.182196	13.309588	345	0.10%	1.40%	1.80%	4.70%	5.13%
Global Securities — VA Service Class	20	15.363167	15.511618	306	0.63%	1.40%	1.80%	16.75%	17.22%
Main Street Fund — VA Service Class (*)	1	10.345742	10.347969	15	0.00%	1.40%	1.65%	3.46%	3.48%
Main Street Small Cap — VA Service Class	31	15.764794	15.917104	489	0.00%	1.40%	1.80%	17.04%	17.52%
Balanced Fund — VA Service Class	27	13.446792	13.544122	365	0.67%	1.40%	1.70%	7.93%	8.26%
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	55	14.211622	14.314467	791	4.71%	1.40%	1.70%	7.71%	8.03%
Real Return Portfolio — Administrative Class	268	12.197832	12.315751	3,292	5.10%	1.40%	1.80%	6.98%	7.41%
Total Return Portfolio — Administrative Class	86	11.112118	11.219548	957	2.24%	1.40%	1.80%	3.01%	3.43%
Rydex Variable Trust:
Sector Rotation Fund	12	12.572438	12.663409	149	0.00%	1.40%	1.70%	8.84%	9.17%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	27	10.788939	10.932545	297	3.88%	1.40%	1.95%	2.34%	2.91%
Mid Cap Value Portfolio	20	15.024944	15.170153	310	0.02%	1.40%	1.80%	12.54%	12.99%
U.S. Real Estate Portfolio	90	17.164194	17.330026	1,560	1.43%	1.40%	1.80%	33.95%	34.49%
Value Portfolio	21	14.551085	14.656386	313	1.23%	1.40%	1.70%	15.84%	16.19%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	Year ended unless otherwise noted.
(*) Period from December 1, 2004 (commencement of operations) to December 31, 2004.

(**) Period from April 29, 2004 (commencement of operations) to December 31, 2004.

36

PART C
Other Information

Note:	This Part C contains information related to The Commodore Helmsman® Variable Contract (File No. 333-88300), and Annuity Investors Variable Account C.
Item 24 Financial Statements and Exhibits
(a) Financial Statements
     All required Financial Statements are included in Part A or B of this Registration Statement.
(b) Exhibits
     (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account C. 6/
     (2) Not Applicable.
     (3) (a) Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisors® , Inc. 6/
          (b) Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors® , Inc. and another Broker-Dealer. 6/
     (4) Individual and Group Contract Forms, Endorsements and Riders.
          (a) Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/
          (b) Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/
          (c) Form of Guaranteed Minimum Income Benefit Endorsement to Non-Qualified Individual Contract. 6/
          (d) Form of Guaranteed Minimum Income Benefit Endorsement to Qualified Individual Contract. 6/
          (e) Form of Enhanced Death Benefit Rider to Individual Contract. 6/
          (f) Form of Earnings Enhancement Benefit Rider to Individual Contract. 6/
          (g) Form of Loan Endorsement to Individual Contract. 6/
          (h) Form of Tax Sheltered Annuity Endorsement to Individual Contract. 6/
          (i) Form of Qualified Pension Profit Sharing and Annuity Plan Endorsement to Individual Contract. 6/

1

          (j) Form of Employer Plan Endorsement to Individual Contract. 6/
          (k) Form of Individual Retirement Annuity Endorsement to Individual Contract. 6/
          (l) Form of Texas Optional Retirement Program Endorsement to Individual Contract. 6/
          (m) Form of Long-Term Care Waiver Rider to Individual Contract. 6/
          (n) Form of SIMPLE IRA Endorsement to Individual Contract. 6/
          (o) Form of Roth IRA Endorsement to Qualified Individual Contract. 6/
          (p) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 6/
          (q) Form of Unisex Endorsement to Non-Qualified Individual Contract. 6/
          (r) Form of Unisex Endorsement to Qualified Individual Contract. 6/
          (s) Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity. 9/
          (t) Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity. 9/
          (u) Form of Loan Restriction Endorsement to Individual Contract. 13/
          (v) Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307). 15/
          (w) Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507). 15/
          (x) Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707). 15/
          (y) Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907). 15/
          (z) Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807). 15/
          (aa) Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Contract (R2011007). 15/
     (5) Applications.
          (a) Form of Application for Individual Flexible Premium Deferred Annuity Contract — Order Ticket used in lieu thereof . 6/
     (6) (a) Articles of Incorporation of Annuity Investors Life Insurance Company®. 2/

          (b) Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 3/
          (c) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 3/
          (d) Code of Regulations of Annuity Investors Life Insurance Company®. 5/
     (7) Not Applicable.
     (8) Other Material Contracts.
          (a) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) 3/
          (b) Agreement between AAG Securities Inc. (n/k/a Great American Advisors®, Inc. and AAG Insurance Agency, Inc.) 3/
          (c) Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) 3/
          (d) AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company®, AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/
               (i) AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company® , AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/
               (ii) AIM Variable Insurance Funds: Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company® , and Great American Advisors® , and Great American Advisors® , Inc. 13/
          (e) AIM: Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company® and AIM Advisors, Inc. 6/
          (f) AIM Variable Insurance Funds: Agreement with Respect to Trademarks and Fund Names dated April 4, 2001, between Annuity Investors Life Insurance Company® , Great American Advisors, Inc., AIM Management Group, Inc. and AIM Variable Insurance Funds. 6/
          (g) AIM: Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 6/
          (h) Dreyfus: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Dreyfus Service Corporation. 6/
          (i) Dreyfus: Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company® . 3/
               (i) Dreyfus: Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company® . 6/

               (ii) Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company. ® 13/
          (j) Dreyfus Stock Index Fund: Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company® and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). 3/
               (i) Dreyfus Stock Index Fund: Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company® and Dreyfus Life And Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). 6/
          (k) Dreyfus Socially Responsible Growth Fund: Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 3/
               (i) Dreyfus Socially Responsible Growth Fund: Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 6/
          (l) Dreyfus Variable Investment Fund: Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 3/
               (i) Dreyfus Variable Investment Fund: Amendment dated July 1 2002, to Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 6/
               (ii) Dreyfus Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement (Dreyfus). 16/
          (m) INVESCO Variable Investment Funds: Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company®, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 3/
               (i) INVESCO Variable Investment Funds: Amendment effective May 1, 2001, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company® , INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/
               (ii) INVESCO Variable Investment Funds: Amendment dated October 31, 2001 to Participation Agreement by and between Annuity Investors Life Insurance Company® , INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 10/
               (iii) INVESCO Variable Investment Funds: Amendment effective July 1, 2002, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company® , INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/
          (n) INVESCO: Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company® and INVESCO Funds Group, Inc. 4/
               (i) INVESCO: Amendment dated July 1, 2002, to Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company® and INVESCO Funds Group, Inc. 6/
          (o) Janus Aspen Series: Fund Participation Agreement (Service Shares) dated March 1,

2001, between Janus Aspen Series and Annuity Investors Life Insurance Company® . 6/
               (i) Janus Aspen Series: Amendment dated July 1, 2002, to Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company® . 6/
               (ii) Janus Aspen Series: Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company. 14/
               (iii) Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 17/
          (p) Janus: Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company® and Janus Distributors, Inc. 6/
          (q) Neuberger Berman Advisers Management Trust: Fund Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company® . 6/
          (r) Neuberger Berman: Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company® . 6/
          (s) Oppenheimer Variable Account Funds: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. 6/
          (t) Oppenheimer: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Oppenheimer Funds, Inc. 6/
          (u) PBHG Insurance Series Fund: Fund Participation Agreement dated May 1, 1997, among the PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd., and Annuity Investors Life Insurance Company® . 3/
               (i) PBHG Insurance Series Fund: Amendment Number 1 dated as of May 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd., and Annuity Investors Life Insurance Company® . 6/
               (ii) PBHG Insurance Series Fund: Amendment Number 2 dated as of July 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd., and Annuity Investors Life Insurance Company® . 6/
               (iii) PBHG Insurance Series Fund: Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Investors Life Insurance Company® . 10/
          (v) Pilgrim Baxter: Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company® . 6/
          (w) Pilgrim Baxter: Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company® . 6/
          (x) PIMCO: Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company® . 6/

          (y) PIMCO Variable Insurance Trust: Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company® . 6/
          (z) Rydex Variable Trust: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, Rydex Variable Trust, and Rydex Distributors, Inc. 6/
          (aa) Rydex: Investor Services Agreement dated July 1, 2002, between Rydex Distributors, Inc. and Annuity Investors Life Insurance Company® . 6/
          (bb) Van Kampen Universal Institutional Funds: Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company®, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 3/
               (i) Van Kampen Universal Institutional Funds: Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company® , Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 6/
               (ii) Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement (Van Kampen). 16/
               (iii) Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 17/
          (cc) Van Kampen: Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP. 6/
          (dd) INVESCO Variable Investment Funds: Amendment to Amended and Restated Fund Participation Agreement effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company® , INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 10/
          (ee) PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company® , PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 13/
          (ff) American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 13/
          (gg) Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 11/
          (hh) PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 14/
          (ii) Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 16/

               (i) Davis Variable Account Fund: Amendment dated as of May 5, 2008 to Participation Agreement. 17/
          (jj) Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 16/
               (i) Franklin Templeton: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 17/
          (kk) FIVIT Ibbotson: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 16/
          (ll) Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 16/
          (mm) Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 16/
               (i) Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 17/
          (nn) AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 17/
          (oo) AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 17/
               (i) AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 17/
          (pp) Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 17/
          (qq) Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 17/
          (rr) Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 17/
          (ss) DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 17/
          (tt) DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 17/
          (uu) DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 17/

          (vv) FIVIT Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 17/
          (ww) Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 17/
          (xx) Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 17/
          (yy) Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 17/
          (zz) PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 17/
          (aaa) Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 17/
          (bbb) Alliance Berstein Variable Products Series Fund: Participation Agreement among Annuity Investors Life Insurance Company, Great American Advisors, inc., AllianceBerstein Investments, Inc. and AllianceBerstein Variable Products Series Fund, Inc. dated as of May 1, 2008. 17/
          (ccc) American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 26, 2006. 17/
          (ddd) Neuberger Berman: Rule 22c-2 Shareholder Information Agreement between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company dated as of March 15, 2007. 17/
     (9) Opinion and Consent of Counsel. 6/
     (10) Consent of Independent Registered Public Accounting Firm. 18/
     (11) Not Applicable.
     (12) Not Applicable.
     (99) Powers of Attorney. 18/

1/	[text intentionally deleted]

2/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on December 23, 1996.

3/	Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.

4/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity

Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 29, 1998.

5/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, on November 17, 1998.

6/	Filed with and incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on July 25, 2002.

7/	[text intentionally deleted]

8/	[text intentionally deleted]

9/	Filed with and incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on February 27, 2004.

10/	Filed with and incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on April 30, 2004.

11/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299, on or about April 27, 2005.

12/	[text intentionally deleted]

13/	Filed with and incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on or about May 3, 2005.

14/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 28, 2006.

15/	Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on May 1, 2007.

16/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on May ___, 2007.

17/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, on or about April 30, 2009.

18/	Filed herewith.

Item 25. Directors and Officers of Annuity Investors Life Insurance Company

	Principal
	Business
Name	Address	Positions and Offices With the Company

Stephen Craig Lindner	(1)	Director

Christopher P. Miliano	(1)	Director

Mark Francis Muething	(1)	Director and Executive Vice President & Secretary

Michael J. Prager	(1)	Director

Charles R. Scheper	(1)	Director and President & Chief Executive Officer

Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer

John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer

Mathew Dutkiewicz	(1)	Senior Vice President

Michael C. Frings	(1)	Senior Vice President

Adrienne Kessling	(1)	Senior Vice President-Operations

Catherine A. Crume	(1)	Vice President

James L. Henderson	(1)	Vice President

Dale Herr	(1)	Vice President

Brian Sponaugle	(1)	Vice President

Richard Crago	(1)	Assistant Vice President & Appointed Actuary

Robert D. Davis	(1)	Assistant Vice President

William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel

D. Quentin Reynolds	(1)	Assistant Vice President

Rebecca J. Schriml	(1)	Assistant Vice President

William C. Ellis	(1)	Assistant Treasurer

Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company® is a wholly-owned subsidiary of Great American® Life Insurance Company, which is a wholly-owned subsidiary of Great American Financial Resources®, Inc. (f/k/a American Annuity Group, SM Inc.)
Annuity Investors® Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock Owned by
	State of	Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Company (1)	Nature of Business
American Financial Group, Inc	Ohio	7/1/1997		Diversified Financial Holding Company
American Financial Capital Trust I	Delaware	9/14/1996	100	Statutory Business Trust
American Financial Enterprises, Inc	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
American Money Management Corporation	Ohio	3/1/1973	100	Securities Management Company
APU Holding Company	Ohio	10/15/2003	100	Holding Company
American Premier Underwriters, Inc	Pennsylvania	04/13/1846	100	Diversified Company
The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
Cal Coal, Inc	Illinois	5/30/1979	100	Inactive
Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
World Houston, Inc	Delaware	5/30/1974	100	Real Estate Developer
Indiana Right of Way Company	Delaware	12/27/1962	100	Real Estate Management
The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
Magnolia Alabama Holdings, Inc	Delaware	5/18/2004	100	Holding Company
Magnolia Alabama Holdings LLC	Alabama	5/24/2004	100	Real Estate
The Owasco River Railway, Inc	New York	06/02/1881	100	Inactive
PCC Real Estate, Inc	New York	12/15/1986	100	Holding Company
PCC Chicago Realty Corp	New York	12/23/1986	100	Real Estate Developer
PCC Gun Hill Realty Corp	New York	12/18/1985	100	Real Estate Developer
PCC Michigan Realty, Inc	Michigan	11/9/1987	100	Real Estate Developer
PCC Scarsdale Realty Corp	New York	6/1/1986	100	Real Estate Developer
PCC Technical Industries, Inc	California	3/7/1955	100	Holding Company

			% of Stock Owned by
	State of	Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Company (1)	Nature of Business
ESC, Inc	California	11/2/1962	100	Inactive
Marathon Manufacturing Companies, Inc	Delaware	11/18/1983	100	Holding Company
Marathon Manufacturing Company	Delaware	12/7/1979	100	Inactive
PCC Maryland Realty Corp	Maryland	8/18/1993	100	Real Estate Holding Company
Penn Camarillo Realty Corp	California	11/24/1992	100	Real Estate Holding Company
Penn Central Energy Management Company	Delaware	5/11/1987	100	Inactive
Penn Towers, Inc	Pennsylvania	8/1/1958	100	Inactive
Pennsylvania-Reading Seashore Lines	New Jersey	6/14/1901	6667	Inactive
Pittsburgh and Cross Creek Railroad Company	Pennsylvania	8/14/1970	83	Inactive
Terminal Realty Penn Co	District of Columbia	9/23/1968	100	Inactive
United Railroad Corp	Delaware	11/25/1981	100	Inactive
Waynesburg Southern Railroad Company	Pennsylvania	9/1/1966	100	Inactive
GAI Insurance Company, Ltd	Bermuda	9/18/1989	100	Reinsurance
Hangar Acquisition Corp	Ohio	10/6/1995	100	Aircraft Investment
PLLS, Ltd	Washington	5/14/1990	100	Insurance Agency
Premier Lease & Loan Services Insurance Agency, Inc	Washington	12/27/1983	100	Insurance Agency
Premier Lease & Loan Services of Canada, Inc	Washington	2/28/1991	100	Insurance Agency
Republic Indemnity Company of America	California	12/5/1972	100	Workers' Compensation Insurance
Republic Indemnity Company of California	California	10/13/1982	100	Workers' Compensation Insurance
Risico Management Corporation	Delaware	1/10/1989	100	Risk Management
Dixie Terminal Corporation	Ohio	4/23/1970	100	Real Estate Holding Company
Flextech Holding Co, Inc	Ohio	8/31/2000	100	Packing Manufacturer
GAI Holding Bermuda Ltd	Bermuda	10/3/2007	100	Holding Company
GAI Indemnity, Ltd	United Kingdom	9/27/2007	100	Lloyd’s Corporate Member
Marketform Group Limited	United Kingdom	7/12/2002	6724	Holding Company
Marketform Holdings Limited	United Kingdom	6/15/1998	100	Holding Company
Caduceus Underwriting Limited	United Kingdom	11/4/2002	100	Inactive
Lavenham Underwriting Limited	United Kingdom	8/15/2002	100	Lloyd’s Corporate Member
Marketform Limited	United Kingdom	11/2/1988	100	Underwriting Intermediary
Gabinete Marketform SL	Spain	4/29/1996	100	Claims Handling & Client Services
Marketform Australia Pty Limited	Australia	3/12/2004	100	Claims Handling & Client Services
Studio Marketform SRL	Italy	5/5/2006	100	Claims Manager
Marketform Management Services Limited	United Kingdom	11/8/2002	100	Service Company
Marketform Managing Agency Limited	United Kingdom	6/15/1998	100	Managing Agency
Sampford Underwriting Limited	United Kingdom	4/22/2003	100	Lloyd’s Corporate Member
Marketform Trust Company Limited	United Kingdom	10/22/2004	100	Trustee
Great American Financial Resources, Inc	Delaware	11/23/1992	100 (2)	Insurance Holding Company

			% of Stock Owned by
	State of	Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Company (1)	Nature of Business
AAG Holding Company, Inc	Ohio	9/11/1996	100	Holding Company
Great American Financial Statutory Trust IV	Connecticut	4/21/2003	100	Financing Entity
Great American Life Insurance Company	Ohio	12/29/1961	100	Life Insurance Company
Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
Brothers Management, LLC	Florida	6/11/2004	99	Restaurants & Ships Store
Consolidated Financial Corporation	Michigan	9/10/1985	100	Retirement & Financial Planning Company
GALIC — Bay Bridge Marina, LLC	Maryland	5/5/2005		Holding Company
GALIC Brothers, Inc	Ohio	11/12/1993	80	Real Estate Management
Great American Life Insurance Company of New York	New York	12/23/1963	100	Life Insurance Company
Loyal American Holding Corporation	Ohio	9/20/2005	100	Holding Company
Loyal American Life Insurance Company	Ohio	5/18/1955	100	Life Insurance Company
ADL Financial Services, Inc	North Carolina	9/10/1970	100	Inactive
American Retirement Life Insurance Company	Ohio	5/12/1978	100	Life Insurance Company
Great American Life Assurance Company	Ohio	8/10/1967	100	Life Insurance Company
Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
Manhattan National Holding Corporation	Ohio	8/27/2008	100	Holding Company
Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
Skipjack Marina Corp	Maryland	6/24/1999	100	Marina Operator
United Teacher Associates, Ltd	Texas	12/17/1998	100 (2)	Holding Company - Limited Partnership
United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
United Agency Brokerage GP Inc	Texas	5/19/2003	100	Intermediate Holding Company
UTA Brokerage Group, LP	Texas	5/19/2003	100	Insurance Agency
AAG Insurance Agency, Inc	Kentucky	12/6/1994	100	Insurance Agency
Ceres Group, Inc	Delaware	10/22/1998	100	Holding Company
Central Reserve Life Insurance Company	Ohio	7/2/1963	100	Life Insurance Company
Provident American Life & Health Insurance Company	Ohio	4/6/1949	100	Life Insurance Company
United Benefit Life Insurance Company	Ohio	6/26/1957	100	Life Insurance Company
Ceres Administrators, LLC	Delaware	12/4/1998	100	Administration Company
Ceres Health Care, Inc	Delaware	12/10/1998	100	Managed Care Administrator
Ceres Marketing, LLC	Delaware	10/10/2000	100	Inactive
Ceres Sales, LLC	Delaware	10/19/1999	100	Inactive
Ceres Sales of Ohio, LLC	Ohio	11/7/2001	100	Insurance Agency
HealthMark Sales, LLC	Delaware	2/29/2000	100	Inactive
Great American Senior Benefits LLC	Ohio	5/25/2001	100	Insurance Agency
Continental General Corporation	Nebraska	2/12/1988	100	Holding Company
Continental General Insurance Company	Ohio	5/24/1961	100	Life Insurance Company
Continental Print & Photo Co	Nebraska	2/13/1975	100	Inactive

			% of Stock Owned by
	State of	Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Company (1)	Nature of Business
QQLinkcom, Inc	Delaware	1/15/2000	99	On-Line Insurance
QQAgency, Inc	Delaware	2/22/2000	100	Inactive
QQAgency of Texas, Inc	Texas	9/7/2000	100	Insurance Agency
Senior Savers Plus, Inc	Delaware	3/22/2001	100	Inactive
Great American Advisors, Inc	Ohio	12/10/1993	100	Broker-Dealer
Great American Plan Administrators, Inc	Ohio	5/31/1994	100	Payroll Servicer
Lifestyle Financial Investments, Inc	Ohio	12/29/1993	100	Marketing Services
SPELCO (UK) Ltd	United Kingdom		99	Inactive
SWTC Hong Kong Ltd	Hong Kong		100	Inactive
SWTC, Inc	Delaware		100	Inactive
Great American Holding, Inc	Ohio	7/25/2002	100	Holding Company
American Empire Surplus Lines Insurance Company	Delaware	7/15/1977	100	Excess and Surplus Lines Insurance
American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
American Empire Underwriters, Inc	Texas	5/19/1976	100	Insurance Agency
Great American International Insurance Limited	Ireland	1/5/2004	100	Insurance Company
Mid-Continent Casualty Company	Ohio	2/26/1947	100	Property/Casualty Insurance
Mid-Continent Assurance Company	Ohio	8/13/1992	100	Property/Casualty Insurance
Oklahoma Surety Company	Ohio	8/5/1968	100	Special Coverage Insurance Company
Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
American Signature Underwriters, Inc	Ohio	4/8/1996	100	Insurance Agency
Brothers Property Corporation	Ohio	9/8/1987	80	Real Estate Manager
Brothers Le Pavillon, LLC	Delaware	7/10/2006	100	Limited Liability Company Member
Brothers Le Pavillon (SPE), LLC	Delaware	7/10/2006	100	Real Estate Holding Company
Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
Brothers Property Management Corporation	Ohio	9/25/1987	100	Real Estate Management
Brothers Railyard Corporation	Texas	12/14/1993	100	Real Estate Manager
Crescent Centre Apartments	Ohio	3/15/2006	100 (2)	Real Estate
Crop Managers Insurance Agency, Inc	Kansas	8/9/1989	100	Insurance Agency
Dempsey & Siders Agency, Inc	Ohio	5/9/1956	100	Insurance Agency
Eden Park Insurance Brokers, Inc	California	2/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
El Aguila, Compañia de Seguros, SA de CV	Mexico	11/24/1994	100	Property/Casualty Insurance
Financiadora de Primas Condor, SA de CV	Mexico	3/16/1998	99	Premium Finance
Farmers Crop Insurance Alliance, Inc	Kansas	3/30/1982	100	Insurance Services Provider
FCIA Management Company, Inc	New York	9/17/1991	100	Servicing Agent
Foreign Credit Insurance Association	New York	1/1/1961	beneficial interest	Unincorporated Association
GAI Warranty Company	Ohio	1/25/2001	100	Service Warranty Provider
GAI Warranty Company of Florida	Florida	3/23/2001	100	Service Warranty Provider

			% of Stock Owned by
	State of	Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Company (1)	Nature of Business
GAI Warranty Company of Canada Inc	Ontario (Toronto, CN)	4/17/2002	100	Service Contract Provider
Global Premier Finance Company	Ohio	8/25/1998	100	Premium Finance
Great American Agency of Texas, Inc	Texas	1/25/1994	100	Managing General Agency
Great American Alliance Insurance Company	Ohio	9/11/1945	100	Property/Casualty Insurance
Great American Assurance Company	Ohio	3/23/1905	100	Property/Casualty Insurance
Great American Casualty Insurance Company	Ohio	2/17/1981	100	Property/Casualty Insurance
Great American Claims Services, Inc	Delaware	6/10/1986	100	Management Holding Company
Great American Contemporary Insurance Company	Ohio	4/16/1996	100	Property/Casualty Insurance
Great American E & S Insurance Company	Delaware	2/28/1979	100	Excess and Surplus Lines Insurance
Great American Fidelity Insurance Company	Delaware	1/12/1982	100	Excess and Surplus Lines Insurance
Great American Insurance Agency, Inc	Ohio	4/20/1999	100	Insurance Agency
Great American Insurance Company of New York	New York	8/22/1947	100	Property/Casualty Insurance
Great American Lloyd’s Insurance Company	Texas	10/9/1979	beneficial interest	Lloyd's Plan Insurer
Great American Lloyd’s, Inc	Texas	8/2/1983	100	Corporate Attorney-in-Fact
Great American Management Services, Inc	Ohio	12/5/1974	100	Data Processing and Equipment Leasing
Great American Protection Insurance Company	Ohio	1/8/1990	100	Surplus Lines Insurance
Great American Re Inc	Delaware	5/14/1971	100	Reinsurance Intermediary
Great American Security Insurance Company	Ohio	7/1/1987	100	Property/Casualty Insurance
Great American Spirit Insurance Company	Ohio	4/5/1988	100	Property/Casualty Insurance
Key Largo Group, Inc	Florida	2/25/1969	100	Land Developer
National Interstate Corporation	Ohio	1/26/1989	5378	Holding Company
American Highways Insurance Agency (OH)	Ohio	6/29/1999	100	Insurance Agency
Explorer RV Insurance Agency, Inc	Ohio	7/17/1997	100	Insurance Agency
Hudson Indemnity, Ltd	Cayman Islands	6/12/1996	100	Property/Casualty Insurance
Hudson Management Group, Ltd	Virgin Islands	7/29/2004	100	Insurance Administrative Services
National Interstate Capital Trust I	Delaware	5/22/2003	100	Financing Entity
National Interstate Insurance Agency, Inc	Ohio	2/13/1989	100	Insurance Agency
Commercial For Hire Transportation Purchasing Group	South Carolina	1/23/2004	beneficial interest	Purchasing Group
National Interstate Insurance Company	Ohio	2/10/1989	100	Property/Casualty Insurance
National Interstate Insurance Company of Hawaii, Inc	Ohio	9/20/1999	100	Property/Casualty Insurance
Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
Safety Claims and Litigation Services, LLC	Montana	8/24/2006	100	Loss Control Consulting Company
Safety, Claims & Litigation Services, Inc	Pennsylvania	6/23/1995	100	Claims Third Party Administrator
Penn Central UK Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
Insurance (GB) Limited	United Kingdom	5/13/1992	100	Property/Casualty Insurance
PLLS Canada Insurance Brokers Inc	Ontario (Toronto, CN)	6/13/2001	49	Insurance Agency

			% of Stock Owned by
	State of	Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Company (1)	Nature of Business
Preferred Market Solutions, LLC	Ohio	1/8/2008	100	Brokerage Consultant Business
Premier Dealer Services, Inc	Illinois	6/24/1998	100	Third Party Administrator
Professional Risk Brokers, Inc	Illinois	3/1/1990	100	Wholesale Agency/Brokerage for E&S Lines
Strategic Comp Holdings, LLC	Louisiana	12/28/2002	100	Holding Company
Strategic Comp Services, LLC	Louisiana	12/31/2002	100	Claims Services Provider
Strategic Comp, LLC	Louisiana	12/31/2002	100	Insurance Agency
One East Fourth, Inc	Ohio	2/3/1964	100	Real Estate Holding Company
Pioneer Carpet Mills, Inc	Ohio	4/29/1976	100	Inactive
AFC Coal Properties, Inc	Ohio	12/18/1996	100	Coal Mining Company
Superior NWVN of Ohio, Inc	Ohio	5/5/2000	100	Holding Company
TEJ Holdings, Inc	Ohio	12/4/1984	100	Real Estate Holding Company
Three East Fourth, Inc	Ohio	8/10/1966	100	Real Estate Holding Company

(1)	Except Directors Qualifying Shares

(2)	Total percentage owned by parent shown and by other affiliated company(s)

Item 27. Number of Contract Owners and Certificate Owners
As of March 31, 2009, there were 4,161 Individual Contract Owners of which 4.046 contracts were qualified and 115 contracts were non-qualified.
As of March 31, 2009, there were 2 Participants (Certificate Owners) in 2 Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account C.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.

James Lee Henderson (1)	President — Chief Compliance Officer

James T. McVey (1)	Chief Operating Officer and Senior Vice President

Mark Francis Muething (1)	Vice President, Secretary and Director

Peter J. Nerone (1)	Vice President

Paul Ohlin (1)	Treasurer

Fred J. Runk (1)	Assistant Treasurer

(1)	525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained at the Administrative Office.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of

Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 20th of February, 2009.
ANNUITY INVESTORS® VARIABLE ACCOUNT C
(Registrant)
By: /s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)
By: /s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director
As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Charles R. Scheper	Chief Executive Officer and Director	April 20, 2009

Charles R. Scheper*

/s/ Richard L. Magoteaux	Treasurer	April 20, 2009

Richard L. Magoteaux*

/s/ Stephen Craig Lindner	Director	April 20, 2009

Stephen Craig Lindner*

/s/ Christopher Miliano	Director	April 20, 2009

Christopher Miliano*

/s/ Mark Francis Muething	Director	April 20, 2009

Mark Francis Muething*

/s/ Michael J. Prager	Director	April 20, 2009

Michael J. Prager*

/s/ John P. Gruber

*John P. Gruber, as Attorney-in-Fact		April 20, 2009

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10.	Consent of Independent Registered Public Accounting Firm.

99.	Powers of Attorney